UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number: 811-21294
MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: March 31, 2008

Item 1. Schedule of Investments.
POI-Asset Allocation Fund-Balanced
POI-Bond Fund
POI-Cash Investment Fund
POI-Energy Fund
POI-Index 500 Fund
POI-Institutional Money Market Fund
POI-Intermediate Bond Fund
POI-International Bond Fund
POI-International Equity Fund
POI-International Fund-Core Equity
POI-International Small-Mid Cap Fund
POI-Internet Fund
POI-Large-Cap Growth Fund
POI-Large-Cap Value Fund
POI-Liquidity Money Market Fund
POI-Micro-Cap Equity Fund
POI-Mid-Cap Core Growth Fund
POI-Mid-Cap Value Fund
POI-Real Estate Equity Investment Fund
POI-S&P MidCap Index Equity Fund
POI-S&P SmallCap Index Equity Fund
POI-Small-Cap Value Fund
POI-Small-Mid Cap Fund
POI-Small-Mid Cap 130/30 Fund
POI-Tax-Free Money Market Fund
POI-Tax-Free Short & Intermediate Bond Fund
POI-Technology Fund
Item 2. Controls and Procedures.
Item 3. Exhibits.
CERTIFICATIONS REQUIRED BY RULE 30A-2(A)

Item 1.     Schedule of Investments.
All Munder Funds except Healthcare.

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, March 31, 2008 (Unaudited) (a)

Shares		Value(b),(k)

COMMON STOCKS — 63.5%
Consumer Discretionary — 6.5%
Auto Components — 0.5%
1,800	Aisin Seiki Co. Ltd.	$67,175
98	Compagnie Generale des Etablissements Michelin, B Shares	10,230
338	Continental AG	34,466
400	EXEDY Corporation	11,396
11,125	Johnson Controls, Inc. (d)	376,025
383	Nokian Renkaat OYJ	16,326
1,800	Tokai Rika Co. Ltd.	47,041
400	TS Tech Co., Ltd.	7,319
8,000	Xinyi Glass Holdings Ltd.	5,479

		575,457

Automobiles — 0.2%
805	Bayerische Motoren Werke AG	44,469
3,000	Daihatsu Motor Co., Ltd. (d)	36,025
574	Daimler AG (d)	49,071
1,447	Fiat SpA	33,467
1,500	Toyota Motor Corporation	74,789

		237,821

Distributors — 0.2%
1,280	Inchcape Plc	10,212
9,550	LKQ Corporation †,(d)	214,589

		224,801

Diversified Consumer Services — 0.2%
597	BPP Holdings PLC	6,280
1,500	New Oriental Education & Technology Group Inc., ADR †,(d)	97,290
5,500	Service Corporation International (d)	55,770
3,250	Sotheby’s (d)	93,957

		253,297

Hotels, Restaurants & Leisure — 1.3%
8,650	Burger King Holdings, Inc.	239,259
5,200	Ctrip.com International, Ltd., ADR (d)	275,704
472	Flight Centre Ltd.	9,136
3,646	Greene King plc	40,884
21	Kuoni Reisen Holding AG	11,662
11,910	McDonald’s Corporation	664,221
3,950	Penn National Gaming, Inc. †,(d)	172,734

61	Pierre & Vacances SA (d)	7,344
10,689	Thomas Cook Group Plc †	61,520

		1,482,464

Household Durables — 0.9%
5,075	Desarrolladora Homex S.A.B. de C.V., ADR †,(d)	294,604
2,700	Garmin Ltd. (d)	145,827
180	Goldcrest Co. Ltd. (d)	4,063
600	Hitachi Koki Co., Ltd.	7,644
448	Indesit Co. S.p.A. (d)	5,842
2,000	Makita Corporation	62,801
4,000	Matsushita Electric Industrial Co., Ltd. (d)	86,677
2,460	Mohawk Industries, Inc. †,(d)	176,161
104	Nexity	4,469
84	SEB SA	15,353
4,600	Snap-on Incorporated	233,910
4,250	Tempur-Pedic International Inc. (d)	46,750

		1,084,101

Internet & Catalog Retail — 0.1%
1	DeNA Co., Ltd.	6,300
1,578	N Brown Group PLC	7,626
1,025	priceline.com Incorporated †,(d)	123,882

		137,808

Leisure Equipment & Products — 0.2%
268	Beneteau	7,193
5,545	Hasbro, Inc. (d)	154,706
2,000	Nikon Corp.	53,270
879	Vitec Group plc	7,484

		222,653

Media — 1.3%
360	Astral Media Inc.	13,675
18,900	Comcast Corporation, Class A Special	358,533
254	Gestevision Telecinco, S.A. (d)	5,169
1,221	Informa plc	7,591
88	Lagardere SCA	6,580
150	Modern Times Group MTG AB, B shares (d)	10,451
6,775	News Corporation, Class B (d)	128,996
8,825	Omnicom Group Inc. (d)	389,888
13,600	Shaw Communications, Inc., Class B	247,248
437	Teleperformance	16,254
10,180	Time Warner Inc. (d)	142,724
3,325	Vivendi Universal, S.A.	129,921
1,500	Walt Disney Company (The) (d)	47,070

		1,504,100

Multiline Retail — 0.0% #
1,843	David Jones Limited	6,131
960	Mothercare plc	7,792

		13,923

Specialty Retail — 0.7%
400	ABC-Mart (d)	9,470
5,000	Aeropostale, Inc. †,(d)	135,550
3,164	Galiform Plc †	4,976
2,850	GameStop Corp., Class A †	147,374
400	Gigas K’s Denki Corporation (d)	7,982
8,500	Guess?, Inc. (d)	343,995
5,600	Penske Automotive Group, Inc. (d)	108,976
1,250	Tiffany & Co. (d)	52,300

		810,623

Textiles, Apparel & Luxury Goods — 0.9%
4,360	Coach, Inc. †	131,454
11,075	Crocs, Inc. †,(d)	193,480
12,275	Gildan Activewear Inc. †,(d),(e)	458,594
230	Gildan Activewear Inc. †,(e)	8,676
1,550	Polo Ralph Lauren Corporation (d)	90,350
349	Swatch Group AG	93,303
8,000	Texwinca Holdings Limited	5,746
2,400	Wolverine World Wide, Inc. (d)	69,624

		1,051,227

Total Consumer Discretionary		7,598,275

Consumer Staples — 6.3%
Beverages — 1.9%
1,233	Britvic PLC	7,800
585	Carlsberg A/S, B Shares (d)	74,806
10,000	Central European Distribution Corporation †,(d)	581,900
4,385	Coca Cola Amatil Ltd.	34,063
7,100	Coca-Cola Company (The)	432,177
1,362	Coca-Cola Hellenic Bottling Co. S.A.	63,433
1,898	Diageo plc	38,271
2,775	Hansen Natural Corporation †,(d)	97,958
58	Laurent-Perrier S.A.	9,132
1,550	Molson Coors Brewing Company, Class B	81,484
11,115	PepsiCo, Inc.	802,503

		2,223,527

Food & Staples Retailing — 1.9%
381	Casino Guichard-Perrachon SA	45,678
157	Colruyt SA	40,402
2,475	Costco Wholesale Corporation (d)	160,801
28,201	CVS Caremark Corporation (d)	1,142,422
2,500	FamilyMart Co., Ltd.	89,536
6,650	Kroger Co. (The) (d)	168,910

655	MARR S.p.A.	7,373
12,601	Tesco PLC	94,783
300	Tsuruha Company Ltd.	12,971
5,985	Wal-Mart Stores, Inc.	315,290
782	Wesfarmers Limited (d)	28,580
10,831	William Morrison Supermarkets plc	58,952

		2,165,698

Food Products — 0.9%
6,905	Archer-Daniels-Midland Company	284,210
19	CJ CheilJedang Corp. †	4,221
3,502	Dairy Crest Group PLC	32,597
125	East Asiatic Company Ltd. A/S (The)	10,930
4,300	Flowers Foods, Inc.	106,425
5,355	General Mills, Inc.	320,657
1,601	Glanbia plc	12,764
1,353	Greencore Group PLC	7,989
115	Greggs plc	10,312
382	Nestle S.A.	190,884
92	Nutreco Holding N.V.	7,073
1,125	Unilever plc	37,934
337	Viscofan SA	7,720

		1,033,716

Household Products — 1.0%
1,650	Church & Dwight Co., Inc. (d)	89,496
16,220	Procter & Gamble Company (The)	1,136,535

		1,226,031

Personal Products — 0.5%
442	Gr. Sarantis S.A.	8,304
12,970	Herbalife Ltd. (d)	616,075
400	Mandom Corporation	12,038

		636,417

Tobacco — 0.1%
2,295	British American Tobacco p.l.c.	86,131

Total Consumer Staples		7,371,520

Energy — 7.5%
Energy Equipment & Services — 2.6%
22	Compagnie Generale de Geophysique-Veritas †	5,477
4,525	Core Laboratories N.V. †,(d)	539,832
3,250	FMC Technologies, Inc. †,(d)	184,893
920	Fugro NV	71,446
1,892	John Wood Group PLC	15,226
10,565	National Oilwell Varco, Inc. †,(d)	616,785
3,100	Noble Corporation (d)	153,977
3,500	Oceaneering International, Inc. †	220,500
4,150	Oil States International, Inc. †,(d)	185,961
1,128	Petrofac Limited	12,559

3,300	Rowan Companies, Inc. (d)	135,894
3,625	Schlumberger Limited	315,375
3,225	Smith International, Inc. (d)	207,142
3,200	Superior Energy Services, Inc. †	126,784
81	Technip SA †	6,308
1,000	Transocean Inc. †	135,200

		2,933,359

Oil, Gas & Consumable Fuels — 4.9%
5,550	Apache Corporation	670,551
2,300	Atlas America, Inc. (d)	139,012
2,533	Australian Worldwide Exploration Limited †	8,172
1,100	Bow Valley Energy Ltd. †	5,401
9,754	BP p.l.c.	99,114
1,636	Centennial Coal Company Limited (d)	6,085
900	Chevron Corporation (d)	76,824
5,255	ConocoPhillips	400,484
498	Dana Petroleum plc †	12,443
8,000	DNO ASA †	14,280
3,432	ENI S.p.A.	117,035
21,110	Exxon Mobil Corporation	1,785,484
1,050	Foundation Coal Holdings, Inc.	52,847
10,335	Marathon Oil Corporation	471,276
13,185	Occidental Petroleum Corporation	964,746
594	Oilexco Incorporated †	7,772
544	OMV Aktiengesellschaft	35,951
1,413	Repsol YPF, S.A.	48,765
5,499	Royal Dutch Shell PLC, B Shares	185,095
7,600	Southwestern Energy Company †,(d)	256,044
900	StatoilHydro ASA	26,970
1,416	Total S.A.	105,158
3,015	Total S.A., ADR	223,140
472	Venture Production plc	5,845

		5,718,494

Total Energy		8,651,853

Financials — 11.6%
Capital Markets — 1.9%
1,800	Affiliated Managers Group, Inc. †,(d)	163,332
1,393	Azimut Holding SpA (d)	14,449
14,938	Bank of New York Mellon Corporation (The)	623,363
250	BlackRock, Inc. (d)	51,045
372	Deutsche Bank AG	42,109
4,750	Eaton Vance Corp. (d)	144,923
3,850	Federated Investors, Inc., Class B (d)	150,766
4,850	GFI Group Inc. †,(d)	277,905
636	ICAP plc	7,182
6,750	Lehman Brothers Holdings Inc. (d)	254,070
4,670	Morgan Stanley	213,419

19	RISA Partners, Inc.	38,122
600	State Street Corporation	47,400
10,550	TD AMERITRADE Holding Corporation †,(d)	174,180

		2,202,265

Commercial Banks — 2.4%
3,001	Allied Irish Banks, public limited company	63,961
1,223	Banco BPI SA	6,468
5,750	Banco Itau Holding Financeira S.A., ADR	130,870
7,830	Banco Santander S.A.	156,003
4,444	Barclays PLC	39,954
1,536	BNP Paribas	154,930
1,950	Credicorp Ltd.	139,893
826	Credito Emiliano S.p.A.	10,967
300	Daegu Bank	4,029
2,230	Danske Bank A/S	82,266
3,000	DBS Group Holdings Ltd.	39,231
6,860	DnB NOR ASA	104,132
3,800	Hang Seng Bank Limited	68,699
4,627	HBOS plc	51,425
1,750	HDFC Bank Limited, ADR (d)	171,920
17,000	Hokuhoku Financial Group, Inc.	51,164
5,000	Industrial and Commercial Bank of China (Asia) Limited	12,412
737	KBC Groep NV	95,573
192	Laurentian Bank of Canada	7,959
707	National Bank of Greece S.A.	37,303
3,825	Nordea Bank AB	61,992
6,750	PNC Financial Services Group, Inc. (The) (d)	442,597
1,042	Pusan Bank	13,047
13,711	Royal Bank of Scotland Group plc (The)	91,771
3,150	Signature Bank †,(d)	80,325
3,175	Skandinaviska Enskilda Banken AB, A Shares (d)	83,091
953	Standard Chartered plc	32,569
5,000	Suruga Bank Ltd.	63,052
395	Sydbank A/S	14,363
10,810	U.S. Bancorp (d)	349,812
1,050	Unibanco-Uniao de Bancos Brasileiros SA, GDR	122,472
4,119	UniCredito Italiano S.p.a.	27,572
1,000	Wing Hang Bank Limited	15,239

		2,827,061

Consumer Finance — 0.0% #
1,358	Cattles PLC	6,239

Diversified Financial Services — 2.6%
630	ASX Ltd.	21,533
31,375	Bank of America Corporation	1,189,426
326	Bolsas y Mercados Españoles, Sociedad Holding de Mercados y Sistemas Financieros, S.A.	15,924
3,310	Challenger Financial Services Group Ltd. (d)	5,506

7,631	Citigroup Inc.	163,456
420	Deutsche Boerse AG	67,653
228	Hellenic Exchanges S.A.	5,414
923	IG Group Holdings PLC	5,995
3,838	ING Groep N.V.	143,725
875	IntercontinentalExchange, Inc. †	114,187
21,205	JPMorgan Chase & Co. (d)	910,755
18,201	KKR Financial Holdings LLC (d)	230,425
4,125	Nasdaq Stock Market, Inc. (The) †	159,472
431	SNS Reaal	8,744

		3,042,215

Insurance — 3.6%
7,575	ACE Limited	417,079
700	AFLAC Incorporated	45,465
100	Almindelig Brand A/S †	6,288
3,130	American International Group, Inc. (d)	135,373
9,439	Amlin PLC	50,907
5,245	Arch Capital Group Ltd. †	360,174
709	Assicurazioni Generali S.p.A.	31,879
9,520	Assurant, Inc.	579,387
6,132	Aviva plc (d)	75,149
7,645	Axis Capital Holdings Limited (d)	259,777
505	Baloise-Holding	50,190
13,573	Beazley Group PLC	42,966
195	CNP Assurances	24,037
3,600	Delphi Financial Group, Inc. (d)	105,228
5,800	Fidelity National Financial, Inc., Class A (d)	106,314
283	Fondiaria-SAI S.p.A.	11,724
274	Hannover Rueckversicherung AG	14,284
4,355	Hartford Financial Services Group, Inc. (The)	329,978
17	Helvetia Holding AG	6,402
5,950	Manulife Financial Corporation	225,981
14,636	Mapfre SA	73,479
6,920	MetLife, Inc.	416,999
1,308	Milano Assicurazioni SpA	8,781
2,810	Prudential Financial, Inc. (d)	219,882
2,575	Sun Life Financial Inc.	119,995
1,264	Swiss Reinsurance Company	110,414
150	Topdanmark A/S †	25,247
4,460	Travelers Companies, Inc. (The)	213,411
459	Zurich Financial Services (d)	144,550

		4,211,340

Real Estate Investment Trusts (REITs) — 0.9%
4,700	Abacus Group Holdings Limited (d)	5,691
500	Alexandria Real Estate Equities, Inc. (d)	46,360
38,230	Annaly Capital Management, Inc. (d)	585,684
19,143	Dexus Property Group	29,479

1,050	Essex Property Trust, Inc. (d)	119,679
9,609	Goodman Group	37,849
4,850	Gramercy Capital Corp. (d)	101,510
219	Klepierre	13,439
2,450	LaSalle Hotel Properties (d)	70,389

		1,010,080

Real Estate Management & Development — 0.2%
176	Deutsche Euroshop AG	7,386
1,462	FKP Property Group (d)	3,808
400	Joint Corporation	2,580
38	K.K. DaVinci Advisors †,(d)	29,087
62	Kenedix Inc.	68,419
8,000	Midland Holdings Limited	7,915
110	Pirelli & C Real Estate SpA	4,112
10,000	The Wharf (Holdings) Limited	47,156
6,000	Tokyu Land Corporation	37,621
600	Urban Corporation (d)	2,552
482	Vivacon AG (d)	10,182
4,000	Wing Tai Holdings Limited	6,364

		227,182

Thrifts & Mortgage Finance — 0.0% #
300	Atrium Co. Ltd. (d)	3,542

Total Financials		13,529,924

Health Care — 6.1%
Biotechnology — 0.6%
295	Actelion Ltd. †	16,085
1,350	Biogen Idec Inc. †	83,282
6,150	BioMarin Pharmaceutical Inc. †,(d)	217,526
6,450	Gilead Sciences, Inc. †	332,368

		649,261

Health Care Equipment & Supplies — 1.1%
551	Ansell Limited	5,856
2,630	Baxter International, Inc.	152,067
200	Hogy Medical Co. Ltd. (d)	10,293
5,750	Hologic, Inc. †	319,700
5,500	Kinetic Concepts, Inc. †,(d)	254,265
4,400	Medtronic, Inc.	212,828
2,600	Stryker Corporation (d)	169,130
3,300	West Pharmaceutical Services, Inc. (d)	145,959

		1,270,098

Health Care Providers & Services — 1.4%
7,400	Aetna, Inc.	311,466
3,275	Coventry Health Care, Inc. †,(d)	132,146
4,550	Express Scripts, Inc. †	292,656
39	Galenica AG	12,930
2,700	Laboratory Corporation of America Holdings †,(d)	198,936

1,300	LCA-Vision Inc. (d)	16,250
3,845	McKesson Corporation	201,363
124	Orpea †	7,510
8,400	Psychiatric Solutions, Inc. †,(d)	284,928
261	Rhoen- Klinikum AG	7,734
800	Toho Pharmaceutical Co. Ltd.	20,425
1,588	United Drug plc	9,527
6,350	VCA Antech, Inc. †,(d)	173,672

		1,669,543

Life Sciences Tools & Services — 0.2%
500	Techne Corporation †	33,680
3,725	Thermo Fisher Scientific Inc. †,(d)	211,729

		245,409

Pharmaceuticals — 2.8%
16,210	Abbott Laboratories	893,982
779	AstraZeneca PLC	29,128
1,262	GlaxoSmithKline plc	26,699
300	Hisamitsu Pharmaceutical Company Inc.	10,925
253	Ipsen SA	14,363
13,215	Johnson & Johnson	857,257
6,065	Merck & Co., Inc.	230,167
398	Merck KGaA (d)	49,055
425	Novo Nordisk A/S	29,063
8,615	Pfizer Inc.	180,312
971	Recordati S.p.A.	7,262
722	Roche Holding AG	135,879
1,160	Sanofi-Aventis	87,026
1,382	Shire PLC	26,701
182	Stada Arzneimittel AG	13,220
2,000	Taisho Pharmaceutical Co., Ltd.	39,667
1,500	Takeda Pharmaceutical Company Limited	75,090
7,865	Teva Pharmaceutical Industries Limited, ADR	363,284
3,460	Wyeth	144,490

		3,213,570

Total Health Care		7,047,881

Industrials — 9.1%
Aerospace & Defense — 1.0%
4,725	AAR Corporation †,(d)	128,851
1,800	Boeing Company (The)	133,866
325	Chemring Group Plc	15,842
800	L-3 Communications Holdings, Inc. (d)	87,472
828	MTU Aero Engines Holding AG	34,968
1,275	Precision Castparts Corp.	130,152
300	Saab AB	7,573
9,615	United Technologies Corporation	661,704

		1,200,428

Air Freight & Logistics — 0.1%
1,650	Expeditors International of Washington, Inc. (d)	74,547
51	Geodis S.A.	5,878
300	Kintetsu World Express Inc. (d)	6,982

		87,407

Airlines — 0.1%
1,124	Air France-KLM	31,657
11,295	British Airways PLC †	52,511
7,332	Qantas Airways Limited	26,334
730	Westjet Airlines Ltd. †,(d)	12,873

		123,375

Building Products — 0.0% #
21	Kaba Holding AG	7,089

Commercial Services & Supplies — 0.9%
107	Bureau Veritas SA †	6,115
6,250	Corrections Corporation of America †	172,000
2,153	De La Rue PLC	37,880
1,497	Downer EDI Ltd.	8,564
1,925	Huron Consulting Group Inc. †,(d)	79,984
3,250	IHS Inc., Class A †,(d)	209,007
5,000	Indofood Agri Resources Limited †	8,500
6	Intelligence, Ltd.	5,658
18,900	Interface, Inc., Class A (d)	265,545
1,303	Michael Page International Plc	7,816
300	Nissha Printing Co., Ltd. (d)	14,717
3,582	Regus Group PLC	6,754
1,600	Ritchie Bros. Auctioneers Incorporated	131,392
2,100	Stericycle, Inc. †	108,150
747	Sthree PLC	2,891

		1,064,973

Construction & Engineering — 0.4%
1,476	ACS, Actividades de Construccion y Servicios, S.A. (d)	84,051
3,867	Balfour Beatty plc	36,147
2,287	GallifordTry plc	2,962
369	Imtech NV	9,793
4,117	Interserve PLC	39,445
2,325	Jacobs Engineering Group Inc. †,(d)	171,097
1,479	Keller Group plc	19,813
254	Kier Group Plc	6,957
636	Koninklijke BAM Groep nv	14,991
126	Koninklijke Boskalis Westminster N.V. (d)	7,257
250	Morgan Sindall PLC	4,912
585	NCC AB, B Shares	17,032
230	Obrascon Huarte Lain SA	8,533

800	Peab AB	8,516
915	VINCI (d)	66,146

		497,652

Electrical Equipment — 1.5%
12,225	ABB Ltd, ADR	329,097
8,350	Belden CDT Inc. (d)	294,922
800	First Solar, Inc. †,(d)	184,912
9,105	General Cable Corporation †	537,832
19,350	GrafTech International Ltd. †,(d)	313,663
6,000	Mitsubishi Electric Corporation	51,886
64	Nexans	7,548
565	Prysmian S.p.A. †	12,060
143	SGL Carbon AG †	9,030
190	Solaria Energia y Medio Ambiente SA †,(d)	3,567
2,000	Sumitomo Electric Industries Ltd. (d)	25,321
397	Zumtobel AG	10,542

		1,780,380

Industrial Conglomerates — 1.2%
1,018	Cookson Group plc	13,415
32,900	General Electric Company	1,217,629
3,250	McDermott International, Inc. †	178,165

		1,409,209

Machinery — 3.2%
181	Andritz AG	9,936
41	Bucher Industries AG	11,106
1,775	Bucyrus International, Inc., Class A	180,429
781	Charter plc †	13,175
4,350	Cummins Inc.	203,667
8,705	Danaher Corporation (d)	661,841
3,525	Deere & Company	283,551
4,115	Eaton Corporation	327,842
2,450	Flowserve Corporation (d)	255,731
258	GEA Group AG	8,676
1,338	GILDEMEISTER Aktiengesellschaft	33,671
500	Glory Ltd.	10,634
348	Haulotte Group (d)	7,917
3,700	Komatsu Ltd.	102,633
2,163	Konecranes Oyj	83,322
889	MAN AG	118,091
8,425	Manitowoc Company, Inc. (The) (d)	343,740
1,000	Minebea Co., Ltd.	5,818
3,750	Oshkosh Truck Corporation (d)	136,050
3,007	PACCAR Inc.	135,315
4,600	RBC Bearings Incorporated †,(d)	170,798
4,625	Terex Corporation †,(d)	289,062
2,000	Toshiba Machine Co., Ltd. (d)	12,199

49	Vossloh AG	6,913
8,595	Westinghouse Air Brake Technologies Corporation	323,688

		3,735,805

Marine — 0.1%
58	Korea Line Corporation	10,893
5,000	Mitsui O.S.K. Lines Ltd.	60,444

		71,337

Road & Rail — 0.3%
2,300	CSX Corporation	128,961
3,105	Firstgroup Plc	34,725
2,800	Landstar System, Inc. (d)	146,048
6,372	Stagecoach Group plc	30,604

		340,338

Trading Companies & Distributors — 0.3%
700	Kuroda Electric Co., Ltd.	9,235
2,100	Mitsubishi Corp.	63,413
5,000	Mitsui & Co. Ltd.	101,324
7,000	Noble Group Limited (d)	11,188
1,833	Rexel S.A. †	32,295
3,900	Rush Enterprises, Inc., Class A †,(d)	61,776
573	Speedy Hire PLC	8,654
4,000	Tat Hong Holdings Ltd.	6,452

		294,337

Total Industrials		10,612,330

Information Technology — 7.3%
Communications Equipment — 1.2%
19,275	Cisco Systems, Inc. †	464,335
7,535	CommScope, Inc. †,(d)	262,444
2,300	Comtech Telecommunications Corp. †	89,700
1,000	Hitachi Kokusai Electric Inc.	10,323
3,150	NICE-Systems Ltd., ADR †	88,893
4,200	Nokia Corporation, ADR	133,686
3,649	Nokia OYJ	115,448
4,100	QUALCOMM Incorporated	168,100
6,656	Spirent Communications plc †	8,388
565	TANDBERG asa	8,443

		1,349,760

Computers & Peripherals — 1.8%
3,825	Apple Inc. †	548,888
8,600	EMC Corporation †,(d)	123,324
252	Gemalto NV †	7,332
15,655	Hewlett-Packard Company	714,807
5,380	International Business Machines Corporation	619,453
3,600	Logitech International S.A. †,(d)	91,584
400	Mitsumi Electric Co. Ltd. (d)	12,641

1,400	Seiko Epson Corporation (d)	37,711
100	Wincor Nixdorf AG	8,004

		2,163,744

Electronic Equipment & Instruments — 0.7%
9,750	Amphenol Corporation, Class A	363,187
5,575	Avnet, Inc. †	182,470
1,650	Itron, Inc. †,(d)	148,880
400	Nidec Corporation	24,599
3,000	Nippon Electric Glass Co., Ltd. (d)	46,378
700	TDK Corp.	41,362

		806,876

Information Technology Services — 0.4%
886	Cap Gemini S.A. (d)	50,454
5,150	Cognizant Technology Solutions Corporation, Class A †,(d)	148,474
1,200	Ementor ASA †	7,729
7,425	Satyam Computer Services Ltd., ADR (d)	167,731
1,730	SMS Management & Technology Limited	7,984
123	Sopra Group	9,181
2,750	VeriFone Holdings, Inc. †,(d)	43,643

		435,196

Internet Software & Services — 0.6%
1,650	Akamai Technologies, Inc. †,(d)	46,464
107	Daum Communications Corporation †	8,006
4,150	DealerTrack Holdings, Inc. †,(d)	83,913
850	Google Inc., Class A †	374,400
6,375	Open Text Corporation †,(d)	199,601

		712,384

Office Electronics — 0.0% #
2,000	Konica Minolta Holdings, Inc.	27,167

Semiconductors & Semiconductor Equipment — 1.1%
646	AIXTRON Aktiengesellschaft †	8,863
8,223	Diodes Incorporated †,(d)	180,577
16,885	Intel Corporation	357,624
7,515	MEMC Electronic Materials, Inc. †	532,813
5,850	Texas Instruments Incorporated	165,380

		1,245,257

Software — 1.5%
1,771	Aveva Group plc	40,034
200	Capcom Co., Ltd.	6,822
3,105	McAfee, Inc. †,(d)	102,744
3,250	MICROS Systems, Inc. †	109,395
23,240	Microsoft Corporation	659,551
100	Nintendo Co. Ltd.	51,565
900	NSD CO. LTD.	13,110
34,255	Oracle Corporation †	670,028

116	Software AG	8,900
5,250	VASCO Data Security International, Inc. †,(d)	71,820

		1,733,969

Total Information Technology		8,474,353

Materials — 3.8%
Chemicals — 2.0%
4,000	Airgas, Inc.	181,880
701	BASF Aktiengesellschaft	94,413
3,295	BASF Aktiengesellschaft, ADR	443,260
1,000	Chugoku Marine Paints Ltd.	6,992
665	Croda International Plc	8,750
1,250	FMC Corporation	69,363
85	Honam Petrochemical Corp.	6,926
309	Incitec Pivot Limited (d)	39,860
1,557	Koninklijke DSM nv	75,095
3,200	Koppers Holdings Inc.	141,792
2,500	Kuraray Co., Ltd.	29,795
243	Lanxess AG	9,756
1,225	Monsanto Company	136,588
700	Nitto Denko Corporation	29,565
575	Potash Corporation of Saskatchewan Inc.	89,246
4,065	PPG Industries, Inc. (d)	245,973
4,735	Praxair, Inc.	398,829
150	Rhodia †	3,502
9	Sika AG	17,672
55	Syngenta AG	16,116
2,950	Syngenta AG, ADR	172,604
160	Tessenderlo Chemie NV	7,272
2,000	Ube Industries Ltd.	6,481
276	Umicore	14,362
28	Wacker Chemie AG (d)	5,737
1,400	Yara International ASA	80,965

		2,332,794

Construction Materials — 0.1%
745	Cementir-Cementerie del Tirreno S.p.A.	6,916
1,808	CRH public limited company	68,733
84	Holcim Ltd.	8,822
284	Lafarge S.A. (d)	49,392

		133,863

Containers & Packaging — 0.3%
3,544	DS Smith Plc	11,008
2,100	Greif Inc., Class A (d)	142,653
4,200	Rock-Tenn Company, Class A	125,874

		279,535

Metals & Mining — 1.4%
5,123	BHP Billiton Limited (d)	167,659
2,350	Carpenter Technology Corporation (d)	131,530
4,075	Companhia Vale do Rio Doce, ADR	141,158
2,150	Compass Minerals International, Inc.	126,807
2,235	Freeport-McMoRan Copper & Gold Inc., Class B (d)	215,052
83	Korea Zinc Co. Ltd.	10,015
273	Major Drilling Group International Inc. †	14,229
1,000	Nippon Denko Co., Ltd.	9,551
3,995	Nucor Corporation (d)	270,621
1,210	Rautaruukki Oyj	58,397
1,150	Reliance Steel & Aluminum Co.	68,839
111	Salzgitter AG	19,310
1,255	Sherritt International Corp.	17,753
13,000	Sumitomo Metal Industries Ltd.	49,298
1,000	Sumitomo Metal Mining Co., Ltd.	18,610
1,611	ThyssenKrupp AG	92,172
2,285	TUBACEX, S.A.	25,288
187	Vedanta Resources PLC	7,779
459	Voestalpine AG	31,884
2,004	Xstrata PLC	140,277
392	Yamana Gold Inc.	5,751

		1,621,980

Total Materials		4,368,172

Telecommunication Services — 2.9%
Diversified Telecommunication Services — 1.8%
28,417	AT&T Inc.	1,088,371
12,220	BT Group PLC	52,688
363	Elisa Oyj (d)	9,066
1,041	France Telecom S.A.	35,006
908	Inmarsat plc	8,006
123	Neuf Cegetel	6,849
5,077	Telefonica S.A.	145,879
18,963	Telstra Corporation Ltd.	76,253
17,375	Verizon Communications Inc.	633,319

		2,055,437

Wireless Telecommunication Services — 1.1%
5,850	America de Movil, S.A.B. de C.V., Series L, ADR	372,586
2,900	American Tower Corporation, Class A †	113,709
1,162	Bouygues	73,821
11	KDDI Corporation	67,205
1,355	Millicom International Cellular S.A. †	128,115
4,100	Mobile TeleSystems OJSC, ADR	310,985
2,550	NII Holdings, Inc. †,(d)	81,039

3,600	Vimpel Communications, Inc., ADR	107,604
32,967	Vodafone Group Plc	98,731

		1,353,795

Total Telecommunication Services		3,409,232

Utilities — 2.4%
Electric Utilities — 1.6%
4,025	American Electric Power Company, Inc.	167,561
5,825	Duke Energy Corporation (d)	103,976
832	E.ON AG	154,023
2,235	Edison International	109,560
11,024	Enel S.p.A.	116,956
1,050	Entergy Corporation	114,534
3,575	Exelon Corporation	290,540
3,485	FirstEnergy Corp.	239,141
2,650	FPL Group, Inc.	166,261
3,550	ITC Holdings Corp. (d)	184,813
3,500	Northeast Utilities	85,890
147	Red Electrica de Espana	9,000
3,310	Southern Company (The) (d)	117,869
242	Union Fenosa SA	16,264

		1,876,388

Gas Utilities — 0.3%
6,120	Equitable Resources, Inc. (d)	360,468
104	Rubis	8,784
6,000	Xinao Gas Holdings Limited	10,840

		380,092

Independent Power Producers & Energy Traders — 0.1%
14,150	International Power plc	111,769

Multi-Utilities — 0.4%
120	Atco Ltd.	5,567
6,726	National Grid PLC	92,307
2,050	NorthWestern Corporation (d)	49,958
1,250	SUEZ	82,036
5,090	Wisconsin Energy Corporation (d)	223,909

		453,777

Total Utilities		2,822,026

TOTAL COMMON STOCKS
(Cost $64,167,795)		73,885,566

PREFERRED STOCKS — 0.2%
Consumer Discretionary — 0.1%
Automobiles — 0.1%
372	Porsche AG	67,997

Media — 0.0% #
416	ProSiebenSat.1 Media AG	8,998

Total Consumer Discretionary		76,995

Health Care — 0.1%
Health Care Equipment & Supplies — 0.1%
1,499	Fresenius SE	124,835

Materials — 0.0% #
Chemicals — 0.0% #
135	Fuchs Petrolub AG	12,594

TOTAL PREFERRED STOCKS
(Cost $208,022)		214,424

INVESTMENT COMPANY SECURITIES — 1.7%
Energy — 0.0% #
Oil, Gas & Consumable Fuels — 0.0% #
470	Crescent Point Energy Trust	13,105

Multi-Industry — 1.7%
Multi-Industry — 1.7%
1,841,559	Institutional Money Market Fund (f)	1,841,559
490	iShares MSCI EAFE Index Fund	35,231
600	iShares S&P SmallCap 600 Index Fund (d)	35,958
550	Midcap SPDR Trust, Series 1	77,638

		1,990,386

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $2,002,752)		2,003,491

Principal
Amount
ASSET-BACKED SECURITIES — 4.7%
Auto Loans — 2.8%
$895,000	Capital One Prime Auto Receivables Trust, Series 2007-1, Class A3, 5.470% due 06/15/2011	914,676
900,000	Harley Davidson Motorcycle Trust, Series 2006-3, Class A4, 5.220% due 06/15/2013	924,659
	USAA Auto Owner Trust:
450,000	Series 2006-4, Class A3, 5.010% due 06/15/2011	455,922
925,000	Series 2008-1, Class A4, 4.500% due 10/15/2013	926,406

		3,221,663

Credit Card — 1.0%
	Capital One Multi-Asset Execution Trust:
400,000	Series 2005-A3, Class A3, 4.050% due 03/15/2013	405,084
300,000	Series 2006-C1, Class C, 3.108% due 03/17/2014 (h)	250,728
500,000	Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, 3.295% due 01/09/2012 (h)	463,703

		1,119,515

Home Equity Loans — 0.2%
400,000	Structured Asset Investment Loan Trust, Series 2005-6, Class M1, 3.079% due 07/25/2035 (h)	299,031
Other — 0.6%
750,000	PG&E Energy Recovery Funding LLC, Series 2005-1, Class A5, 4.470% due 12/25/2014	754,566

Utilities — 0.1%
94,334	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	95,051

TOTAL ASSET-BACKED SECURITIES
(Cost $5,480,963)		5,489,826

CORPORATE BONDS AND NOTES — 13.1%
Financials — 8.2%
700,000	Aegon Funding Corp., 5.750% due 12/15/2020	674,149
420,000	Allied Capital Corporation, 6.625% due 07/15/2011	440,737
140,000	Allstate Life Global Funding, MTN, 4.250% due 02/26/2010	142,800
450,000	AstraZeneca PLC, 5.400% due 09/15/2012	474,726
650,000	BHP Billiton Finance, YNK, 4.800% due 04/15/2013	649,367
275,000	Countrywide Home Loans, Inc., Series H, MTN, 6.250% due 04/15/2009	254,672
550,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	541,769
150,000	First Union National, 7.800% due 08/18/2010	161,466
440,000	ING USA Global Funding Trust, 4.500% due 10/01/2010	455,740
375,000	International Lease Finance Corporation, 5.875% due 05/01/2013	371,968

510,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	573,860
670,000	Merrill Lynch & Co., 6.400% due 08/28/2017	661,161
400,000	National Rural Utilities Cooperative Finance Corp., 5.450% due 02/01/2018	399,666
75,000	Pemex Finance Ltd., YNK, 9.690% due 08/15/2009 (g)	77,992
900,000	Pfizer Inc., 3.300% due 03/02/2009	904,024
450,000	PNC Funding Corp., 5.625% due 02/01/2017	428,749
450,000	Popular North America, Inc., MTN, 3.875% due 10/01/2008	448,375
250,000	SLM Corporation, MTN, 3.491% due 07/26/2010 (h)	196,879
300,000	Sovereign Bank, 4.375% due 08/01/2013 (becomes variable August 2008)	273,308
350,000	U.S. Bank of N.A., 6.375% due 08/01/2011	378,954
225,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014	215,087
825,000	Wells Fargo & Company, 3.125% due 04/01/2009	816,321

		9,541,770

Industrials — 4.2%
650,000	Cisco Systems Inc., 5.500% due 02/22/2016	672,495
690,000	Lowe’s Companies Inc., 6.100% due 09/15/2017 (d)	719,932
250,000	Pinnacle Entertainment, 8.250% due 03/15/2012	235,625
840,456	Procter & Gamble – ESOP, 9.360% due 01/01/2021	1,083,650
425,000	Unilever Capital Corporation, 7.125% due 11/01/2010	465,990
510,000	Union Texas Petroleum Holdings, Inc., MAPS, 7.000% due 04/15/2008 (becomes variable April 2008)	512,162
700,000	Verizon Maryland, Inc., 6.125% due 03/01/2012	727,172
450,000	Waste Management Inc., 6.875% due 05/15/2009	461,645

		4,878,671

Supranationals — 0.4%
450,000	Corporacion Andina de Fomento, YNK, 5.125% due 05/05/2015	432,272

Utilities — 0.3%
350,000	Virginia Electric & Power Company, 4.100% due 12/15/2008	350,600

TOTAL CORPORATE BONDS AND NOTES
(Cost $15,111,183)		15,203,313

MORTGAGE-BACKED SECURITIES — 8.6%
Collateralized Mortgage Obligations (CMO) — Agency — 2.3%
	FHLMC:
352,449	Series 2866, Class WN, 4.500% due 01/15/2024	354,813
800,000	Series 2700, Class PG, 4.500% due 05/15/2032	789,826
900,000	Series 3029, Class PD, 5.000% due 11/15/2030	906,199
572,696	Series 3254, Class NT, 5.750% due 11/15/2036	591,535
	GNMA:
84,099	Series 2002-9, Class B, 5.881% due 03/16/2024	84,348

		2,726,721

Collateralized Mortgage Obligations (CMO) — Non Agency — 1.1%
330,000	Asset Securitization Corporation, Series 1997-D4, Class A3, 7.431% due 04/14/2029 (h)	338,265
1,000,000	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A2, 4.750% due 10/25/2035 (h)	926,755

		1,265,020

Commercial Mortgage-Backed Securities — 4.0%
520,667	Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A1, 5.540% due 06/10/2046	521,440
912,337	First Union National Bank Commercial Mortgage, Series 1999-C4, Class A2, 7.390% due 12/15/2031	937,959
800,000	GE Capital Commercial Mortgage Corporation, Series 2005-C1, Class A2, 4.353% due 06/10/2048	788,532
850,000	GS Mortgage Securities Corporation II, Series 2005-GG4, Class A4A, 4.751% due 07/10/2039	824,872

	Wachovia Bank Commercial Mortgage Trust:
450,000	Series 2004-C15, Class A4, 4.803% due 10/15/2041	441,122
350,000	Series 2005-C18, Class A3, 4.790% due 04/15/2042	338,530
500,000	Series 2005-C20, Class A6A, 5.110% due 07/15/2042	486,770
325,000	Series 2006-C23, Class A3, 5.496% due 01/15/2045	315,485

		4,654,710

Mortgage Pass-Through Securities — 1.2%
141	FHLMC: Pool #E62394, 7.500% due 09/01/2010	145
26,110	Pool #323406, 5.926% due 11/01/2008	26,159
8,695	Pool #303105, 11.000% due 11/01/2020	10,342
30,062	Pool #100081, 11.500% due 08/20/2016	35,308
	FNMA:
286,667	Pool #386314, 3.790% due 07/01/2013	279,962
288,616	Pool #780620, 5.500% due 05/01/2034	292,297
692,974	Pool #872709, 5.500% due 06/01/2036	700,389
6,931	GNMA, Pool #780584, 7.000% due 06/15/2027	7,424

		1,352,026

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $9,992,678)		9,998,477

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.3%
Government Agency Debentures — 0.5%
400,000	Financing Corporation, 10.700% due 10/06/2017	607,217

Government Sponsored Enterprises (GSE) — 3.8%
	FHLB:
500,000	4.875% due 11/18/2011 (d)	534,649
500,000	4.875% due 03/12/2010	524,786
460,000	5.125% due 06/13/2008	462,452
2,500,000	5.500% due 08/13/2014 (d)	2,765,012

	FHLMC:
50,000	4.875% due 11/15/2013 (d)	53,574
40,000	5.750% due 01/15/2012 (d)	44,018

		4,384,491

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,716,246)		4,991,708

U.S. TREASURY OBLIGATIONS — 4.1%
U.S. Treasury Bonds — 1.2%
375,000	6.250% due 05/15/2030	479,355
670,000	7.500% due 11/15/2016 (d)	875,188

		1,354,543

U.S. Treasury Notes — 2.9%
460,000	2.750% due 02/28/2013 (d)	466,325
1,100,000	3.500% due 02/15/2018 (d)	1,106,359
440,000	4.000% due 08/31/2009 (d)	455,057
1,000,000	4.125% due 05/15/2015 (d)	1,081,016
250,000	4.250% due 08/15/2015 (d)	272,363

		3,381,120

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,505,679)		4,735,663

Shares
COLLATERAL FOR SECURITIES ON LOAN(c) — 21.8%
(Cost $25,439,115)
25,439,115	State Street Navigator Securities Trust — Prime Portfolio (i)	25,439,115

TOTAL INVESTMENTS
(Cost $131,624,433)(j)	122.0%	$141,961,583

#	Amount represents less than 0.05% of net assets.

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2008.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(f)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(g)	Fair valued security as of March 31, 2008, (see note (b) above). At March 31, 2008, these securities represent $77,992, 0.1% of net assets.

(h)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2008.

(i)	At March 31, 2008, the market value of the securities on loan is $24,912,793.

(j)	At March 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $14,490,107, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $4,152,957 and net appreciation for financial reporting purposes was $10,337,150. At March 31, 2008, aggregate cost for financial reporting purposes was $131,624,433.

(k)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

ABBREVIATIONS:
ADR	— American Depositary Receipt
ESOP	— Employee Stock Ownership Plan
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
MAPS	— Mandatory Putable Remarketable Security
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust
SPDR	— Standard & Poor’s® Depositary Receipt
YNK	— Yankee Security

At March 31, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets		Value

COMMON STOCKS:
United States	47.1%		$54,796,631
Japan	1.7		2,008,475
United Kingdom	1.7		1,926,980
Canada	1.3		1,571,713
Switzerland	1.3		1,566,666
Germany	1.2		1,395,416
France	1.2		1,377,455
Bermuda	1.0		1,176,923
Netherlands	0.9		1,063,051
Cayman Islands	0.7		761,902
Mexico	0.6		667,190
Spain	0.5		599,642
Australia	0.5		528,543
Israel	0.4		452,177
Russian Federation	0.4		418,589
Italy	0.4		416,395
Finland	0.4		416,245
Brazil	0.3		394,500
China	0.3		383,834
India	0.3		339,651
Denmark	0.2		242,963
Norway	0.2		242,519
Sweden	0.2		188,655
Hong Kong	0.1		173,834
Ireland	0.1		162,974
Belgium	0.1		157,609
Luxembourg	0.1		128,115
Greece	0.1		114,454
Austria	0.1		88,313
Singapore	0.1		60,547
South Korea	0.0	#	57,137
Portugal	0.0	#	6,468

TOTAL COMMON STOCKS	63.5		73,885,566
PREFERRED STOCKS	0.2		214,424
INVESTMENT COMPANY SECURITIES	1.7		2,003,491
ASSET-BACKED SECURITIES	4.7		5,489,826

CORPORATE BONDS AND NOTES:
United States	11.7	13,568,956
Australia	0.5	649,367
United Kingdom	0.4	474,726
Venezuela	0.4	432,272
Cayman Islands	0.1	77,992

TOTAL CORPORATE BONDS AND NOTES	13.1	15,203,313
MORTGAGE-BACKED SECURITIES	8.6	9,998,477
U.S. GOVERNMENT AGENCY OBLIGATIONS	4.3	4,991,708
U.S. TREASURY OBLIGATIONS	4.1	4,735,663
COLLATERAL FOR SECURITIES ON LOAN	21.8	25,439,115

TOTAL INVESTMENTS	122.0%	$141,961,583

# Amount represents less than 0.05% of net assets.

Munder Bond Fund

Portfolio of Investments, March 31, 2008 (Unaudited) (a),(b),(q),(r)

Principal
Amount		Value(c),(p)

ASSET-BACKED SECURITIES — 8.1%
Auto Loans — 1.7%
$1,000,000	DaimlerChrysler Auto Trust, Series 2007-A, Class A4, 5.280% due 03/08/2013	$1,024,711
359,863	WFS Financial Owner Trust, Series 2004-3, Class A4, 3.930% due 02/17/2012	360,861

		1,385,572

Credit Card — 2.6%
	Capital One Multi-Asset Execution Trust:
1,000,000	Series 2003-C1, Class C1, 5.368% due 03/15/2011 (g)	1,001,919
600,000	Series 2006-C1, Class C, 3.108% due 03/17/2014 (g)	501,455
500,000	Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, 3.295% due 01/09/2012 (g)	463,703
120,000	MBNA Master Credit Card Trust II, Series 2000-E, Class A, 7.800% due 10/15/2012	129,440

		2,096,517

Home Equity Loans — 1.9%
529,735	Countrywide Inc., Series 2003-BC6, Class M5, 4.799% due 04/25/2033 (g)	288,501
410,000	Morgan Stanley ABS Capital I Inc., 2005-HE2, Class M-2, 3.039% due 01/25/2035 (g)	267,372
106,015	FHLMC, Series T-7, Class A6, 7.030% due 08/25/2028	106,522
150,000	Park Place Securities Inc., Series 2005-WCH1, Class M2, 3.119% due 01/25/2036 (g)	106,838
925,000	Structured Asset Investment Loan Trust, Series 2005-6, Class M1, 3.079% due 07/25/2035 (g)	691,509
147,083	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Series A1, 2.889% due 03/25/2033 (g)	124,999

		1,585,741

1

Time Share Receivables — 0.4%
348,121	Marriott Vacation Club Owner Trust, Series 2004-2A, Class B, 144A, 4.341% due 10/20/2026 (h),(i),(j)	332,231

Utilities — 1.3%
1,000,000	AEP Texas Central Transition Funding, Series 2006-A, Class A2, 4.980% due 07/01/2015	1,033,380

Other — 0.2%
700,000	ELM BV, 144A, YNK, 18.542% due 06/20/2013 (g),(h),(i),(k),(l)	183,680

TOTAL ASSET-BACKED SECURITIES
(Cost $7,618,560)		6,617,121

CORPORATE BONDS AND NOTES — 24.6%
Financials — 13.7%
1,000,000	Aegon Funding Corp., 5.750% due 12/15/2020	963,070
916,000	Allied Capital Corporation, 6.625% due 07/15/2011	961,226
560,000	Cincinnati Financial Corp., 6.125% due 11/01/2034	513,398
800,000	Countrywide Home Loans, Inc., Series H, MTN 6.250% due 04/15/2009 (e)	740,865
930,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	916,082
465,000	Ford Motor Credit Company, 5.800% due 01/12/2009	442,999
500,000	Independence Community Bank Corporation, 3.750% due 04/01/2014, (becomes variable April 2009),	487,560
1,055,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	1,187,103
1,250,000	Merrill Lynch & Co., Inc., 6.050% due 08/15/2012	1,269,549
700,000	Simon Property Group LP, 5.750% due 05/01/2012	699,711
750,000	SLM Corporation, MTN, 3.950% due 08/15/2008	740,218
1,000,000	Stancorp Financial Group, 6.900% due 05/29/2067	888,925
820,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014	783,872
525,000	Wells Fargo Bank, 4.750% due 02/09/2015 (e)	511,965

		11,106,543

2

Industrials — 9.6%
470,000	Allied Waste North America, Inc., 6.375% due 04/15/2011 (e)	462,363
1,500,000	AT&T Inc., 5.500% due 02/01/2018	1,468,710
570,000	Becton Dickinson & Co., 6.700% due 08/01/2028 (e)	614,339
815,000	Comcast Corp., 5.300% due 01/15/2014	799,839
120,000	Freeport-McMoRan Copper & Gold Inc., 8.250% due 04/01/2015	126,600
500,000	General Motors Corporation, 7.200% due 01/15/2011 (e)	417,500
100,000	Levi Strauss & Co., 9.750% due 01/15/2015 (e)	99,625
750,000	Pinnacle Entertainment, 8.250% due 03/15/2012	706,875
400,000	Swift Energy Co., 7.625% due 07/15/2011	396,000
1,185,000	Target Corp., 6.000% due 01/15/2018	1,213,048
300,000	Visteon Corp., 8.250% due 08/01/2010 (e)	245,250
750,000	Waste Management Inc., 6.875% due 05/15/2009	769,408
500,000	Westlake Chemical Corp., 6.625% due 01/15/2016	437,500

		7,757,057

Supranationals — 0.5%
450,000	Corporacion Andina de Fomento, YNK, 5.125% due 05/05/2015	432,272

Utilities — 0.8%
600,000	AmerenEnergy Generating Company, Series F, 7.950% due 06/01/2032	670,966

TOTAL CORPORATE BONDS AND NOTES
(Cost $20,474,522)		19,966,838

FOREIGN GOVERNMENT AGENCY OBLIGATIONS — 1.3%
(Cost $998,486)
1,000,000	Korea Development Bank, YNK, 4.625% due 09/16/2010	1,019,458

MORTGAGE-BACKED SECURITIES — 44.3%
Collateralized Mortgage Obligations (CMO) – Agency — 6.8%
	FHLMC:
75,236	Series 1531, Class M, 6.000% due 06/15/2008	75,151
409,217	Series 1603, Class J, 6.500% due 07/15/2023	415,522

3

13,340	Series 2132, Class PD, 6.000% due 11/15/2027	13,379
725,000	Series 2764, Class QD, 5.000% due 02/15/2029	735,055
1,300,000	Series 2802 Class NC, 5.000% due 05/15/2028	1,330,680
800,000	Series 3098, Class PC, 5.000% due 03/15/2029	818,065
131,873	Series 3164, Class NA, 6.000% due 02/15/2027	135,490
	FNMA:
257,202	Series 1990-5, Class J, 8.200% due 01/25/2020	281,780
1,600,000	Series 1994-60, Class PJ, 7.000% due 04/25/2024 (f)	1,720,800

		5,525,922

Collateralized Mortgage Obligation (CMO) — Non Agency — 0.4%
326,907	JP Morgan Mortgage Trust, Series 2005-A3, Class 6A1, 4.910% due 06/25/2035	327,290

Commercial Mortgage-Backed Securities — 6.0%
925,631	Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A1, 5.540% due 06/10/2046	927,005
1,224,872	DLJ Commercial Mortgage Corp., Series 1999-CG3, Class A1B, 7.340% due 10/10/2032	1,255,764
500,000	First Union National Bank — Chase Commercial Mortgage, Series 1999-C2, Class C, 6.944% due 06/15/2031	508,098
675,000	GE Capital Commercial Mortgage Corporation, Series 2005-C1, Class A2, 4.353% due 06/10/2048	665,324
535,000	GS Mortgage Securities Corporation II, Series 2005-GG4, Class A4A, 4.751% due 07/10/2039	519,184
1,000,000	JP Morgan Commercial Mortgage Finance Corp., Series 2000-C10, Class B, 7.643% due 08/15/2032	1,041,215

		4,916,590

Mortgage Pass-Through Securities — 31.1%
	FHLMC:
615,603	Pool #1B2506, Non-Gold, 5.160% due 01/01/2036 (f),(g)	625,027
94,383	Pool #A01048, Gold, 8.500% due 02/01/2020	102,859
2,720,279	Pool #A63820, Gold, 6.000% due 08/01/2037 (f)	2,792,039

4

850,577	Pool #C01501, Gold, 5.500% due 03/01/2033	861,734
135,976	Pool #C30261, Gold, 7.500% due 08/01/2029	147,369
68,631	Pool #G00479, Gold, 9.000% due 04/01/2025	76,385
1,268	Pool #E62394, Gold, 7.500% due 09/01/2010	1,300
	FNMA:
12,531	Pool #081585, 11.500% due 07/01/2012	13,331
264,713	Pool #100081, 11.500% due 08/20/2016	310,914
2,903,396	Pool #257043, 6.000% due 01/01/2038 (f)	2,976,881
125,424	Pool #303105, 11.000% due 11/01/2020	149,191
1,764,102	Pool #386314, 3.790% due 07/01/2013 (f)	1,722,841
579,343	Pool #725495, 4.850% due 02/01/2034 (g)	584,485
2,016,300	Pool #735060, 6.000% due 11/01/2034 (f)	2,072,639
1,256,093	Pool #745275, 5.000% due 02/01/2036	1,245,052
600,888	Pool #767413, 5.500% due 01/01/2034	608,110
1,331,309	Pool #776836, 6.500% due 08/01/2034	1,383,282
528,021	Pool #788520, 5.500% due 07/01/2034 (f)	534,367
404,390	Pool #788908, 6.000% due 08/01/2034	415,690
1,534,562	Pool #897791, 6.000% due 09/01/2036	1,573,784
510,785	Pool #906281, 5.505% due 01/01/2037 (f),(g)	518,174
850,443	Pool #918160, 5.500% due 05/01/2022	868,893
894,343	Pool #928206, 6.000% due 04/01/2037	916,979
1,890,369	Pool #938199, 6.500% due 07/01/2037 (f)	1,959,450
1,908,796	Pool #954165, 6.000% due 01/01/2038	1,957,108
644,987	Pool #956918, 5.500% due 11/01/2037	651,700

5

	GNMA:
144,655	Pool #627907, 5.000% due 02/15/2034	144,886
63,635	Pool #780584, 7.000% due 06/15/2027	68,170

		25,282,640

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $35,266,753)		36,052,442

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.4%
Government Sponsored Enterprises (GSE) — 2.4%
1,000,000	FHLMC, 6.250% due 07/15/2032 (e)	1,192,004
700,000	FNMA, 5.375% due 06/12/2017 (e)	768,785

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,884,178)		1,960,789

U.S. TREASURY OBLIGATIONS — 11.2%
U.S. Treasury Bonds — 3.8%
1,200,000	4.750% due 02/15/2037 (e)	1,290,657
250,000	6.250% due 05/15/2030	319,570
1,140,000	6.500% due 11/15/2026 (e)	1,461,872

		3,072,099

U.S. Treasury Notes — 7.4%
3,590,000	3.500% due 02/15/2018 (e)	3,610,754
750,000	4.250% due 09/30/2012 (e)	810,527
1,500,000	4.625% due 07/31/2012 (e)	1,639,687

		6,060,968

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,843,577)		9,133,067

6

Shares

INVESTMENT COMPANY SECURITY — 6.9%
(Cost $5,573,562)
5,573,562	Institutional Money Market Fund (m)	5,573,562

COLLATERAL FOR SECURITIES ON LOAN(d) — 14.6%
(Cost $11,899,629)
11,899,629	State Street Navigator Securities Trust – Prime Portfolio (n)	11,899,629

TOTAL INVESTMENTS
(Cost $92,559,267)(o)	113.4%	$92,222,906

(a)	All percentages are based on net assets of the Fund as of March 31, 2008.

(b)	At March 31, 2008, more than 25% of the Fund’s assets were invested in mortgage-backed securities, which are subject to higher prepayment risk than corporate bonds and notes, particularly during periods of declining interest rates.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value on the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts and/or credit default swaps.

(g)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2008.

7

(h)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(i)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(j)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Fund’s investment advisor, to be liquid.

(k)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2008, securities subject to restrictions on resale that have not been deemed to be liquid represent $183,680, 0.2% of net assets.

Security	Acquisition Date	Cost

ELM BV, 144A, YNK, 18.542% due 06/20/2013	06/13/2006	$700,000

(l)	Fair valued security as of March 31, 2008, (see note (c) above). At March 31, 2008, this security represents $183,680, 0.2% of net assets.

(m)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(n)	At March 31, 2008, the market value of the securities on loan is $11,687,114.

(o)	At March 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,331,497, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,667,858 and net depreciation for financial reporting purposes was $336,361. At March 31, 2008, aggregate cost for financial reporting purposes was $92,559,267.

(p)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

(q)	On May 13, 2008, the Board of Trustees approved the merger of the Munder Intermediate Bond Fund, a series of Munder Series Trust, with and into the Fund. The merger is expected to be completed as of the close of business on June 13, 2008.

(r)	The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction. Mortgage dollar rolls may be renewed by a new sale and repurchase with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them.

ABBREVIATIONS:
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust
YNK	— Yankee Security

8

Munder Cash Investment Fund

Portfolio of Investments, March 31, 2008 (Unaudited) (a)

Principal
Amount		Value(b),(l)

CERTIFICATES OF DEPOSIT — 9.2%
$15,000,000	Bank of Scotland PLC, 4.614% due 02/06/2009 (e)	$15,000,000
15,000,000	Bank of Tokyo — Mitsubishi Limited, YNK, 3.780% due 04/22/2008	15,000,000
15,000,000	Marshall & Ilsley Corporation, 2.950% due 05/09/2008	15,000,000
15,000,000	Natixis Bank, YNK, 5.400% due 06/11/2008	15,000,000
15,000,000	PNC Bank NA, 3.464% due 02/23/2009 (e)	15,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $75,000,000)		75,000,000

COMMERCIAL PAPER — 59.7%
15,000,000	Barton Capital LLC, 3.120% due 05/06/2008 (d)	14,954,500
15,000,000	BNP Paribas, YNK, 3.743% due 04/16/2008 (d)	14,976,606
15,000,000	Bryant Park Funding LLC, 3.100% due 04/04/2008 (d)	14,996,125
15,000,000	CAFCO LLC, 3.800% due 04/17/2008 (d)	14,974,667
15,000,000	Calyon North America Inc., YNK, 2.640% due 09/08/2008 (d)	14,824,000
15,000,000	Charta LLC, 3.070% due 05/13/2008 (d)	14,946,275
15,000,000	Crown Point Capital Company, LLC, 4.470% due 04/11/2008 (d)	14,981,375
15,000,000	DaimlerChrysler NA Holding Corporation, 4.370% due 04/10/2008 (d)	14,983,612
15,000,000	Fcar Owner Trust, Series II, 3.300% due 04/23/2008 (d)	14,969,750
15,000,000	Golden Funding Corporation, 3.100% due 06/12/2008 (d)	14,907,000
15,000,000	Gotham Funding Corporation, 2.750% due 05/16/2008 (d)	14,948,438
15,000,000	Grampian Funding LLC, 2.730% due 06/11/2008 (d)	14,919,237
15,000,000	Greenwich Capital Holdings, Inc., 4.840% due 04/15/2008 (d)	14,971,767
15,000,000	ING U.S. Funding Corporation, 3.100% due 04/28/2008 (d)	14,965,125

1

15,000,000	International Lease Finance Corporation, 2.820% due 05/12/2008 (d)	14,951,825
15,000,000	Intesa Funding, 3.020% due 05/05/2008 (d)	14,957,217
15,000,000	Jupiter Securitization Company LLC, 2.900% due 04/14/2008 (d)	14,984,292
15,000,000	Kittyhawk Funding Corporation, 3.150% due 04/08/2008 (d)	14,990,812
15,000,000	Lexington Parker Capital Company, LLC, 3.240% due 05/08/2008 (d)	14,950,050
15,000,000	Liberty Street Funding Corporation, 3.180% due 04/07/2008 (d)	14,992,050
15,000,000	Macquarie Bank Limited, YNK, 4.433% due 07/11/2008 (e)	15,000,000
15,000,000	Nestle Capital, 2.770% due 05/20/2008 (d)	14,943,446
20,000,000	New Center Asset Trust, 3.100% due 04/01/2008 (d)	20,000,000
15,000,000	Old Line Funding LLC, 3.180% due 04/25/2008 (d)	14,968,200
15,000,000	Park Avenue Receivables Corporation, 2.800% due 05/02/2008 (d)	14,963,833
15,000,000	Sheffield Receivables, 2.930% due 04/24/2008 (d)	14,971,921
15,000,000	St. George Bank Ltd., YNK, 2.660% due 05/07/2008 (d)	14,960,100
15,000,000	Thames Asset Global Securitization, 2.760% due 07/07/2008 (d)	14,888,450
15,000,000	Thunder Bay Funding, LLC, 2.750% due 04/15/2008 (d)	14,983,958
15,000,000	Toronto Dominion Holdings, 3.000% due 05/21/2008 (d)	14,937,500
15,000,000	Variable Funding Capital Corporation, 3.200% due 04/21/2008 (d)	14,973,333
15,000,000	Victory Receivables Corporation, 3.160% due 04/03/2008 (d)	14,997,367

TOTAL COMMERCIAL PAPER
(Cost $483,732,831)		483,732,831

CORPORATE BONDS AND NOTES — 14.2%
15,000,000	American Honda Finance Corp., MTN, 144A, 2.964% due 09/18/2008 (e),(f),(g),(h)	15,000,000
15,000,000	CC USA, Inc., MTN, 144A, 2.654% due 07/30/2008 (e),(f),(g),(h)	14,999,508
15,000,000	K2 USA LLC, MTN, 144A, 2.559% due 06/25/2008 (e),(f),(g),(h)	15,000,000
15,000,000	Merrill Lynch & Co., Inc., MTN, 2.589% due 08/22/2008 (e)	15,000,000

2

15,000,000	Sigma Finance Inc., MTN, 144A, 5.420% due 08/05/2008 (f),(g),(j)	15,000,000
15,000,000	Tango Finance Corp., MTN, 144A, 2.821% due 05/14/2008 (e),(f),(g),(h)	14,999,824
15,000,000	Toyota Motor Credit Corp., MTN, 2.985% due 01/12/2009 (e)	15,000,000
10,000,000	Wells Fargo Bank NA, MTN, 2.855% due 05/18/2009 (e)	10,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $114,999,332)		114,999,332

FUNDING AGREEMENT — 3.1%
(Cost $25,000,000)
25,000,000	Jackson National Life Insurance Company, 4.780% due 09/29/2008 (e),(i),(j)	25,000,000

REPURCHASE AGREEMENTS(c) — 20.2%
155,000,000	Agreement with Merrill Lynch & Co., Inc., 2.550% dated 03/31/2008, to be repurchased at $155,010,979 on 04/01/2008, collateralized by $131,230,000 cash, 11,002,000 FHLMC, 1.452%-7.050% having maturities from 09/20/2029-08/01/2035 (value $6,571,751), and $84,905,000 FNMA, 1.213%-4.601% maturing 05/25/2036 (value $17,913,152)	155,000,000
8,990,000	Agreement with State Street Bank & Trust Company, 1.000% dated 03/31/2008, to be repurchased at $8,990,250 on 04/01/2008, collateralized by $9,250,000 U.S. Treasury Note, 2.170% maturing 08/31/2009 (value $9,585,313)	8,990,000

TOTAL REPURCHASE AGREEMENTS
(Cost $163,990,000)		163,990,000

TOTAL INVESTMENTS
(Cost $862,722,163) (k)	106.4%	$862,722,163

(a)	All percentages are based on net assets of the Fund as of March 31, 2008.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be

3

potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	Rate represents annualized yield at date of purchase.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2008.

(f)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Fund’s investment advisor, to be liquid.

(i)	Security subject to restrictions on resale under the terms of the Funding Agreement.

(j)	Securities subject to restrictions on resale that are considered illiquid. The Fund may not invest more than 10% of its net assets in illiquid securities. At March 31, 2008, these securities represent $40,000,000, 4.9% of net assets.

Security	Acquisition Date	Cost

Jackson National Life Insurance Company, 4.780% due 09/29/2008	09/27/2007	$25,000,000
Sigma Finance Inc., MTN, 144A 5.420% due 08/05/2008	07/12/2007	15,000,000

(k)	At March 31, 2008, aggregate cost for financial reporting purposes was $862,722,163.

(l)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

ABBREVIATIONS:
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
MTN	— Medium Term Note
YNK	— Yankee Security

4

Munder Energy Fund

Portfolio of Investments, March 31, 2008 (Unaudited) (a),(b)

Shares		Value(c),(f)

COMMON STOCKS — 99.9%
Consumer Discretionary — 0.9%
Auto Parts & Equipment — 0.9%
37,600	Amerigon Incorporated †	$556,480
33,600	Fuel Systems Solutions Inc. †	447,888

Total Consumer Discretionary		1,004,368

Consumer Staples — 1.1%
Food Distributors — 0.6%
15,300	Andersons, Inc. (The)	682,533

Packaged Foods & Meats — 0.5%
46,000	Cosan Limited, Class A †	566,720

Total Consumer Staples		1,249,253

Energy — 82.5%
Integrated Oil & Gas — 36.2%
11,200	BG Group plc, ADR	1,290,240
32,200	BP p.l.c., ADR	1,952,930
34,125	Chevron Corporation	2,912,910
36,744	ConocoPhillips	2,800,260
48,100	Eni S.p.A., ADR	3,276,091
31,800	Exxon Mobil Corporation	2,689,644
38,700	Hess Corporation	3,412,566
44,000	Marathon Oil Corporation	2,006,400
53,200	Murphy Oil Corporation	4,369,848
61,500	Occidental Petroleum Corporation	4,499,955
68,800	Repsol YPF, SA, ADR	2,367,408
25,300	Royal Dutch Shell plc, Class A, ADR	1,745,194
138,000	Statoil ASA, ADR	4,122,060
43,700	Total S.A., ADR	3,234,237

		40,679,743

Oil & Gas Drilling — 9.1%
23,700	Diamond Offshore Drilling, Inc.	2,758,680
73,300	Noble Corporation	3,640,811
28,617	Transocean Inc. †	3,869,018

		10,268,509

Oil & Gas Equipment & Services — 11.6%
19,550	Baker Hughes Incorporated	1,339,175
5,700	Core Laboratories N.V. †	680,010
11,200	Dawson Geophysical Company †	756,000
12,800	FMC Technologies, Inc. †	728,192
71,000	Halliburton Company	2,792,430
15,600	National Oilwell Varco, Inc. †	910,728

1

29,300	Schlumberger Limited	2,549,100
39,300	Smith International, Inc.	2,524,239
18,200	Superior Energy Services, Inc. †	721,084

		13,000,958

Oil & Gas Exploration & Production — 21.7%
27,400	Anadarko Petroleum Corporation	1,727,022
43,136	Apache Corporation	5,211,692
14,600	Arena Resources, Inc. †	565,166
17,000	Carrizo Oil & Gas, Inc. †	1,007,590
20,100	Denbury Resources Inc. †	573,855
26,700	Devon Energy Corporation	2,785,611
31,300	EOG Resources, Inc.	3,756,000
48,800	Noble Energy, Inc.	3,552,640
20,600	Southwestern Energy Company †	694,014
4,900	Whiting Petroleum Corporation †	316,785
68,875	XTO Energy Inc.	4,260,607

		24,450,982

Oil & Gas Refining & Marketing — 3.9%
19,700	Frontier Oil Corporation	537,022
17,600	Holly Corporation	764,016
20,600	Sunoco, Inc.	1,080,882
36,100	Valero Energy Corporation	1,772,871
62,300	Verenium Corporation †	219,296

		4,374,087

Total Energy		92,774,279

Industrials — 6.9%
Construction & Engineering — 0.7%
31,900	Quanta Services, Inc. †	739,123

Electrical Components & Equipment — 4.6%
26,300	Energy Conversion Devices, Inc. †	786,370
53,200	Evergreen Solar, Inc. †	493,164
4,100	First Solar, Inc. †	947,674
120,600	FuelCell Energy, Inc. †	801,990
9,500	General Cable Corporation †	561,165
30,800	JA Solar Holdings Co., Ltd., ADR†	572,880
152,100	Plug Power, Inc. †	473,031
11,000	Suntech Power Holdings Co., Ltd., ADR †	446,160
7,100	Yingli Green Energy Holding Company Limited, ADR †	121,410

		5,203,844

Heavy Electrical Equipment — 1.6%
17,000	Vestas Wind Systems A/S †	1,857,137

Total Industrials		7,800,104

2

Information Technology — 5.5%
Electronic Equipment Manufacturers — 1.3%
23,400	Comverge, Inc. †	241,722
7,700	Itron, Inc. †	694,771
6,900	Kyocera Corporation, ADR	580,014

		1,516,507

Electronic Manufacturing Services — 0.9%
40,900	Echelon Corporation †	552,150
46,500	Maxwell Technologies, Inc. †	473,835

		1,025,985

Semiconductor Equipment — 1.5%
43,000	Applied Materials, Inc.	838,930
12,000	MEMC Electronic Materials, Inc. †	850,800

		1,689,730

Semiconductors — 1.8%
40,500	Cree, Inc. †	1,132,380
20,700	International Rectifier Corporation †	445,050
13,100	Trina Solar Limited, ADR †	402,694

		1,980,124

Total Information Technology		6,212,346

Materials — 2.5%
Industrial Gases — 1.0%
12,300	Air Products and Chemicals, Inc.	1,131,600

Specialty Chemicals — 1.5%
19,500	OM Group, Inc. †	1,063,530
21,200	Zoltek Companies, Inc. †	562,224

		1,625,754

Total Materials		2,757,354

Utilities — 0.5%
Independent Power Producers & Energy Traders — 0.5%
13,900	Ormat Technologies, Inc.	597,839

TOTAL COMMON STOCKS
(Cost $62,639,285)		112,395,543

INVESTMENT COMPANY SECURITY — 0.3%
(Cost $354,279)
354,279	Institutional Money Market Fund (d)	354,279

TOTAL INVESTMENTS
(Cost $62,993,564) (e)	100.2%	$112,749,822

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2008.

3

(b)	The Fund invests primarily in domestic and, to a lesser extent, foreign energy-related companies. As a result, the Fund is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services and tax and other government regulation. As of March 31, 2008, more than 25% of the Fund’s assets were invested in issuers in the oil, gas & consumable fuels industry. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for local shares of the security. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market, an affiliated fund.

(e)	At March 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $52,678,005, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,921,747 and net appreciation for financial reporting purposes was $49,756,258. At March 31, 2008, aggregate cost for financial reporting purposes was $62,993,564.

(f)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

ABBREVIATION:
ADR	— American Depositary Receipt

4

At March 31, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	79.3%	$89,180,358
Norway	3.7	4,122,060
Italy	2.9	3,276,091
United Kingdom	2.9	3,243,170
France	2.9	3,234,237
Netherlands	2.1	2,425,204
Spain	2.1	2,367,408
Denmark	1.6	1,857,137
China	1.4	1,543,144
Japan	0.5	580,014
Bermuda	0.5	566,720

TOTAL COMMON STOCKS	99.9	112,395,543
INVESTMENT COMPANY SECURITY	0.3	354,279

TOTAL INVESTMENTS	100.2%	$112,749,822

5

Munder Index 500 Fund

Portfolio of Investments, March 31, 2008 (Unaudited) (a)

Shares		Value(b),(h)

COMMON STOCKS — 96.2%
Consumer Discretionary — 8.3%
Auto Components — 0.2%
12,086	Goodyear Tire & Rubber Company †	$311,819
29,513	Johnson Controls, Inc.	997,539

		1,309,358

Automobiles — 0.3%
109,701	Ford Motor Company †	627,489
28,136	General Motors Corporation	535,991
11,854	Harley-Davidson, Inc.	444,525

		1,608,005

Distributors — 0.1%
8,216	Genuine Parts Company	330,448

Diversified Consumer Services — 0.1%
6,892	Apollo Group, Inc., Class A †	297,734
16,172	H&R Block, Inc.	335,731

		633,465

Hotels, Restaurants & Leisure — 1.3%
21,698	Carnival Corporation	878,335
7,150	Darden Restaurants, Inc.	232,733
15,548	International Game Technology	625,185
14,958	Marriott International, Inc., Class A	513,957
57,243	McDonald’s Corporation	3,192,442
36,305	Starbucks Corporation †	635,337
9,358	Starwood Hotels & Resorts Worldwide, Inc.	484,276
4,344	Wendy’s International, Inc.	100,173
8,966	Wyndham Worldwide Corporation	185,417
23,634	YUM! Brands, Inc.	879,421

		7,727,276

Household Durables — 0.4%
3,028	Black & Decker Corporation (The)	200,151
6,083	Centex Corporation	147,269
13,619	D.R. Horton, Inc.	214,499
7,698	Fortune Brands, Inc.	535,011
3,005	Harman International Industries, Incorporated	130,838
3,826	KB Home	94,617
8,330	Leggett & Platt, Incorporated	127,033
6,914	Lennar Corporation, Class A	130,052
13,753	Newell Rubbermaid, Inc.	314,531
10,709	Pulte Homes, Inc.	155,816

1

2,867	Snap-on Incorporated	145,787
3,890	Stanley Works (The)	185,242
3,758	Whirlpool Corporation	326,119

		2,706,965

Internet & Catalog Retail — 0.2%
15,331	Amazon.com, Inc. †	1,093,100
10,466	Expedia, Inc. †	229,101
8,981	IAC/InterActiveCorp †	186,446

		1,508,647

Leisure Equipment & Products — 0.1%
4,579	Brunswick Corporation	73,127
14,512	Eastman Kodak Company	256,427
7,088	Hasbro, Inc.	197,755
17,961	Mattel, Inc.	357,424

		884,733

Media — 2.8%
33,835	CBS Corporation, Class B	747,077
24,747	Clear Channel Communications, Inc.	723,107
149,666	Comcast Corporation, Class A	2,894,540
35,415	DIRECTV Group Inc. (The) †	877,938
4,514	E.W. Scripps Company (The)	189,633
11,422	Gannett Co., Inc.	331,809
23,755	Interpublic Group of Companies, Inc. †	199,780
16,044	McGraw-Hill Companies, Inc. (The)	592,826
1,874	Meredith Corporation	71,681
7,249	New York Times Company (The), Class A	136,861
114,366	News Corporation, Class B	2,144,363
15,935	Omnicom Group Inc.	704,008
177,764	Time Warner Inc.	2,492,251
31,855	Viacom Inc., Class B †	1,262,095
93,596	Walt Disney Company (The)	2,937,042
292	Washington Post Company (The), Class B	193,158

		16,498,169

Multiline Retail — 0.8%
4,493	Big Lots, Inc. †	100,194
2,975	Dillard’s, Inc., Class A	51,200
6,985	Family Dollar Stores, Inc.	136,208
11,020	J.C. Penney Company, Inc.	415,564
15,591	Kohl’s Corporation †	668,698
21,522	Macy’s, Inc.	496,297
8,897	Nordstrom, Inc.	290,042
3,625	Sears Holdings Corporation †	370,076
40,694	Target Corporation	2,062,372

		4,590,651

2

Specialty Retail — 1.6%
4,282	Abercrombie & Fitch Co., Class A	313,185
6,711	AutoNation, Inc. †	100,464
2,136	AutoZone, Inc. †	243,141
13,020	Bed Bath & Beyond Inc. †	384,090
17,514	Best Buy Co., Inc.	726,130
8,014	GameStop Corp., Class A †	414,404
22,603	Gap, Inc. (The)	444,827
83,884	Home Depot, Inc. (The)	2,346,235
15,661	Limited Brands, Inc.	267,803
72,700	Lowe’s Companies, Inc.	1,667,738
13,754	Office Depot, Inc. †	151,982
3,926	OfficeMax Incorporated	75,144
6,516	RadioShack Corporation	105,885
5,066	Sherwin-Williams Company (The)	258,569
34,843	Staples, Inc.	770,379
6,400	Tiffany & Co.	267,776
21,722	TJX Companies, Inc. (The)	718,346

		9,256,098

Textiles, Apparel & Luxury Goods — 0.4%
17,492	Coach, Inc. †	527,384
4,440	Jones Apparel Group, Inc.	59,585
4,944	Liz Claiborne, Inc.	89,734
19,031	NIKE, Inc., Class B	1,294,108
2,967	Polo Ralph Lauren Corporation	172,946
4,359	V.F. Corporation	337,866

		2,481,623

Total Consumer Discretionary		49,535,438

Consumer Staples — 10.7%
Beverages — 2.5%
35,546	Anheuser-Busch Companies, Inc.	1,686,658
4,192	Brown-Forman Corporation, Class B	277,594
99,344	Coca-Cola Company (The)	6,047,069
14,422	Coca-Cola Enterprises, Inc.	349,012
9,770	Constellation Brands, Inc., Class A †	172,636
6,887	Molson Coors Brewing Company	362,050
6,819	Pepsi Bottling Group, Inc. (The)	231,232
79,618	PepsiCo, Inc.	5,748,420

		14,874,671

Food & Staples Retailing — 2.6%
21,610	Costco Wholesale Corporation	1,404,002
71,173	CVS Caremark Corporation	2,883,218
33,437	Kroger Co. (The)	849,300
21,880	Safeway Inc.	642,178
10,653	SUPERVALU Inc.	319,377
30,001	SYSCO Corporation	870,629
117,447	Wal-Mart Stores, Inc. (d)	6,187,108

3

49,277	Walgreen Co.	1,876,961
7,022	Whole Foods Market, Inc.	231,515

		15,264,288

Food Products — 1.6%
31,989	Archer-Daniels-Midland Company	1,316,667
10,943	Campbell Soup Company	371,515
24,235	ConAgra Foods, Inc.	580,428
7,576	Dean Foods Company	152,202
16,739	General Mills, Inc.	1,002,331
15,664	H.J. Heinz Company	735,738
8,467	Hershey Foods Corporation	318,952
12,953	Kellogg Company	680,810
76,215	Kraft Foods Inc., Class A	2,363,427
6,437	McCormick & Company, Incorporated	237,976
35,399	Sara Lee Corporation	494,878
13,799	Tyson Foods, Inc., Class A	220,094
10,758	Wm. Wrigley Jr. Company	676,033

		9,151,051

Household Products — 2.4%
6,902	Clorox Company (The)	390,929
25,341	Colgate-Palmolive Company	1,974,318
20,889	Kimberly-Clark Corporation	1,348,385
152,970	Procter & Gamble Company (The)	10,718,608

		14,432,240

Personal Products — 0.2%
21,212	Avon Products, Inc.	838,723
5,738	Estee Lauder Companies Inc. (The), Class A	263,087

		1,101,810

Tobacco — 1.4%
104,795	Altria Group, Inc.	2,326,449
104,795	Philip Morris International Inc. †	5,300,531
8,504	Reynolds American, Inc.	501,991
7,429	UST Inc.	405,029

		8,534,000

Total Consumer Staples		63,358,060

Energy — 12.8%
Energy Equipment & Services — 2.7%
15,378	Baker Hughes Incorporated	1,053,393
14,560	BJ Services Company	415,106
10,851	Cameron International Corporation †	451,836
7,154	ENSCO International Incorporated	447,983
43,749	Halliburton Company	1,720,648
13,951	Nabors Industries Ltd. †	471,125
17,744	National Oilwell Varco, Inc. †	1,035,895
13,353	Noble Corporation	663,243
5,608	Rowan Companies, Inc.	230,937

4

59,533	Schlumberger Limited	5,179,371
9,981	Smith International, Inc.	641,080
15,793	Transocean Inc. †	2,135,214
16,861	Weatherford International Ltd. †	1,221,917

		15,667,748

Oil, Gas & Consumable Fuels — 10.1%
23,265	Anadarko Petroleum Corporation	1,466,393
16,551	Apache Corporation	1,999,692
22,738	Chesapeake Energy Corporation	1,049,359
103,223	Chevron Corporation	8,811,115
77,616	ConocoPhillips	5,915,115
9,071	CONSOL Energy Inc.	627,622
22,088	Devon Energy Corporation	2,304,441
34,833	El Paso Corporation	579,621
12,278	EOG Resources, Inc.	1,473,360
265,928	Exxon Mobil Corporation (d)	22,492,190
13,864	Hess Corporation	1,222,528
35,240	Marathon Oil Corporation	1,606,944
9,480	Murphy Oil Corporation	778,687
8,541	Noble Energy, Inc.	621,785
40,886	Occidental Petroleum Corporation	2,991,629
13,470	Peabody Energy Corporation	686,970
7,451	Range Resources Corporation	472,766
31,440	Spectra Energy Corp.	715,260
5,845	Sunoco, Inc.	306,687
6,903	Tesoro Corporation	207,090
26,575	Valero Energy Corporation	1,305,098
29,079	Williams Companies, Inc. (The)	959,025
25,366	XTO Energy Inc.	1,569,141

		60,162,518

Total Energy		75,830,266

Financials — 16.1%
Capital Markets — 2.8%
11,281	Ameriprise Financial, Inc.	584,920
56,732	Bank of New York Mellon Corporation	2,367,426
5,818	Bear Stearns Companies Inc. (The)	61,031
46,670	Charles Schwab Corporation (The)	878,796
23,271	E*TRADE Financial Corporation †	89,826
4,357	Federated Investors, Inc., Class B	170,620
7,816	Franklin Resources, Inc.	758,074
19,639	Goldman Sachs Group, Inc. (The)	3,248,094
7,342	Janus Capital Group Inc.	170,848
6,766	Legg Mason, Inc.	378,761
26,373	Lehman Brothers Holdings Inc.	992,680
48,291	Merrill Lynch & Co., Inc.	1,967,375
54,904	Morgan Stanley	2,509,113
9,540	Northern Trust Corporation	634,124

5

19,258	State Street Corporation	1,521,382
13,110	T. Rowe Price Group, Inc.	655,500

		16,988,570

Commercial Banks — 2.8%
27,150	BB&T Corporation	870,429
7,481	Comerica Incorporated (e)	262,434
26,483	Fifth Third Bancorp	554,024
6,284	First Horizon National Corporation	88,039
18,439	Huntington Bancshares Incorporated	198,219
19,820	KeyCorp	435,049
3,827	M&T Bank Corporation	307,997
12,967	Marshall & Ilsley Corporation	300,834
31,930	National City Corporation	317,704
16,938	PNC Financial Services Group, Inc. (The)	1,110,625
34,476	Regions Financial Corporation	680,901
17,438	SunTrust Banks, Inc.	961,531
85,978	U.S. Bancorp	2,782,248
98,516	Wachovia Corporation	2,659,932
163,871	Wells Fargo & Company	4,768,646
5,325	Zions Bancorporation	242,554

		16,541,166

Consumer Finance — 0.7%
57,464	American Express Company	2,512,326
18,539	Capital One Financial Corporation	912,490
23,815	Discover Financial Services	389,851
23,191	SLM Corporation	355,982

		4,170,649

Diversified Financial Services — 4.1%
220,805	Bank of America Corporation (d)	8,370,717
9,556	CIT Group Inc.	113,239
258,785	Citigroup Inc. (d)	5,543,175
2,650	CME Group Inc.	1,243,115
3,505	IntercontinentalExchange, Inc. †	457,402
168,828	JPMorgan Chase & Co.	7,251,163
8,408	Leucadia National Corporation	380,210
10,223	Moody’s Corporation	356,067
13,172	NYSE Euronext	812,844

		24,527,932

Insurance — 3.9%
16,397	ACE Limited	902,819
23,598	AFLAC Incorporated	1,532,690
27,856	Allstate Corporation (The)	1,338,759
14,450	Ambac Financial Group, Inc.	83,088
125,375	American International Group, Inc. (d)	5,422,469
15,186	Aon Corporation	610,477
4,813	Assurant, Inc.	292,919

6

18,403	Chubb Corporation (The)	910,580
8,224	Cincinnati Financial Corporation	312,841
21,504	Genworth Financial, Inc., Class A	486,851
15,608	Hartford Financial Services Group, Inc. (The)	1,182,618
13,150	Lincoln National Corporation	683,800
21,853	Loews Corporation	878,928
25,898	Marsh & McLennan Companies, Inc.	630,616
10,381	MBIA Inc.	126,856
35,249	MetLife, Inc.	2,124,105
12,842	Principal Financial Group, Inc.	715,556
33,718	Progressive Corporation (The)	541,848
22,168	Prudential Financial, Inc.	1,734,646
4,460	SAFECO Corporation	195,705
4,521	Torchmark Corporation	271,757
30,834	Travelers Companies, Inc. (The)	1,475,407
17,245	UnumProvident Corporation	379,562
8,843	XL Capital Ltd., Class A	261,311

		23,096,208

Real Estate Investment Trusts (REITs) — 1.2%
4,559	Apartment Investment and Management Company, Class A	163,258
3,819	AvalonBay Communities, Inc.	368,610
5,939	Boston Properties, Inc.	546,804
5,937	Developers Diversified Realty Corporation	248,641
13,402	Equity Residential	556,049
13,263	General Growth Properties, Inc.	506,249
11,033	HCP, Inc.	373,026
26,022	Host Hotels & Resorts, Inc.	414,270
12,568	Kimco Realty Corporation	492,288
8,507	Plum Creek Timber Company, Inc.	346,235
12,834	ProLogis	755,409
6,190	Public Storage, Inc.	548,558
11,086	Simon Property Group, Inc.	1,030,000
6,752	Vornado Realty Trust	582,090

		6,931,487

Real Estate Management & Development — 0.0% #
8,637	CB Richard Ellis Group, Inc. †	186,905

Thrifts & Mortgage Finance — 0.6%
29,163	Countrywide Financial Corporation	160,397
32,113	Federal Home Loan Mortgage Corporation	813,101
48,626	Federal National Mortgage Association	1,279,836
25,766	Hudson City Bancorp, Inc.	455,543
5,916	MGIC Investment Corporation	62,295

7

18,163	Sovereign Bancorp, Inc.	169,279
43,779	Washington Mutual, Inc.	450,924

		3,391,375

Total Financials		95,834,292

Health Care — 11.3%
Biotechnology — 1.3%
54,061	Amgen Inc. †	2,258,669
14,784	Biogen Idec Inc. †	912,025
21,625	Celgene Corporation †	1,325,396
13,302	Genzyme Corporation †	991,531
46,170	Gilead Sciences, Inc. †	2,379,140

		7,866,761

Health Care Equipment & Supplies — 1.9%
31,534	Baxter International, Inc.	1,823,296
12,131	Becton, Dickinson and Company	1,041,446
66,759	Boston Scientific Corporation †	859,188
4,987	C.R. Bard, Inc.	480,747
24,790	Covidien Ltd.	1,096,958
7,940	Hospira, Inc. †	339,594
55,821	Medtronic, Inc.	2,700,062
17,099	St. Jude Medical, Inc. †	738,506
11,854	Stryker Corporation	771,103
6,305	Varian Medical Systems, Inc. †	295,326
11,590	Zimmer Holdings, Inc. †	902,397

		11,048,623

Health Care Providers & Services — 1.8%
24,684	Aetna, Inc.	1,038,950
8,082	AmerisourceBergen Corporation	331,200
17,724	Cardinal Health, Inc.	930,687
13,921	CIGNA Corporation	564,775
7,689	Coventry Health Care, Inc. †	310,251
12,566	Express Scripts, Inc. †	808,245
8,538	Humana, Inc. †	383,015
5,492	Laboratory Corporation of America Holdings †	404,651
14,384	McKesson Corporation	753,290
26,042	Medco Health Solutions, Inc. †	1,140,379
6,429	Patterson Companies, Inc. †	233,373
7,902	Quest Diagnostics Incorporated	357,723
23,580	Tenet Healthcare Corporation †	133,463
62,201	UnitedHealth Group Incorporated	2,137,226
26,937	WellPoint, Inc. †	1,188,730

		10,715,958

Health Care Technology — 0.0% #
9,113	IMS Health, Inc.	191,464

8

Life Sciences Tools & Services — 0.4%
8,319	Applera Corporation — Applied Biosystems Group	273,362
2,750	Millipore Corporation †	185,378
5,973	PerkinElmer, Inc.	144,845
20,806	Thermo Fisher Scientific Inc. †	1,182,613
4,968	Waters Corporation †	276,718

		2,062,916

Pharmaceuticals — 5.9%
76,832	Abbott Laboratories	4,237,285
15,206	Allergan, Inc.	857,466
5,430	Barr Pharmaceuticals, Inc. †	262,323
98,387	Bristol-Myers Squibb Company	2,095,643
49,168	Eli Lilly and Company	2,536,577
15,477	Forest Laboratories, Inc. †	619,235
140,797	Johnson & Johnson (d)	9,133,501
12,230	King Pharmaceuticals, Inc. †	106,401
107,627	Merck & Co., Inc.	4,084,445
15,239	Mylan Laboratories, Inc.	176,772
336,061	Pfizer Inc. (d)	7,033,757
80,573	Schering-Plough Corporation	1,161,057
5,152	Watson Pharmaceuticals, Inc. †	151,057
66,505	Wyeth	2,777,249

		35,232,768

Total Health Care		67,118,490

Industrials — 11.7%
Aerospace & Defense — 2.8%
38,016	Boeing Company (The)	2,827,250
19,993	General Dynamics Corporation	1,666,817
6,216	Goodrich Corporation	357,482
37,000	Honeywell International, Inc.	2,087,540
6,083	L-3 Communications Holdings, Inc.	665,115
17,040	Lockheed Martin Corporation	1,692,072
16,796	Northrop Grumman Corporation	1,306,897
6,905	Precision Castparts Corp.	704,862
21,193	Raytheon Company	1,369,280
8,072	Rockwell Collins, Inc.	461,315
48,787	United Technologies Corporation	3,357,521

		16,496,151

Air Freight & Logistics — 1.0%
8,554	C.H. Robinson Worldwide, Inc.	465,338
10,594	Expeditors International of Washington, Inc.	478,637
15,382	FedEx Corporation	1,425,450
51,414	United Parcel Service, Inc., Class B	3,754,250

		6,123,675

Airlines — 0.1%
36,567	Southwest Airlines Co.	453,431

9

Building Products — 0.1%
18,127	Masco Corporation	359,458
8,638	Trane Inc.	396,484

		755,942

Commercial Services & Supplies — 0.5%
16,996	Allied Waste Industries, Inc. †	183,727
5,366	Avery Dennison Corporation	264,275
6,492	Cintas Corporation	185,282
6,444	Equifax, Inc.	222,189
6,239	Monster Worldwide, Inc. †	151,046
10,492	Pitney Bowes, Inc.	367,430
10,814	R.R. Donnelley & Sons Company	327,772
7,894	Robert Half International, Inc.	203,192
24,621	Waste Management, Inc.	826,281

		2,731,194

Construction & Engineering — 0.2%
4,403	Fluor Corporation	621,528
6,031	Jacobs Engineering Group Inc. †	443,821

		1,065,349

Electrical Equipment — 0.5%
8,761	Cooper Industries, Ltd., Class A	351,754
39,130	Emerson Electric Co.	2,013,630
7,374	Rockwell Automation, Inc.	423,415

		2,788,799

Industrial Conglomerates — 3.8%
35,175	3M Company	2,784,101
496,348	General Electric Company (d)	18,369,839
12,361	Textron, Inc.	685,047
24,105	Tyco International Ltd.	1,061,825

		22,900,812

Machinery — 1.8%
31,015	Caterpillar, Inc.	2,428,164
10,050	Cummins Inc.	470,541
12,657	Danaher Corporation	962,312
21,673	Deere & Company	1,743,376
9,539	Dover Corporation	398,539
7,281	Eaton Corporation	580,077
19,904	Illinois Tool Works, Inc.	959,970
13,552	Ingersoll-Rand Company Limited, Class A	604,148
9,025	ITT Industries, Inc.	467,585
6,542	Manitowoc Company, Inc. (The)	266,914
18,225	PACCAR Inc.	820,125
6,178	Pall Corporation	216,663

10

8,375	Parker-Hannifin Corporation	580,136
5,050	Terex Corporation †	315,625

		10,814,175

Road & Rail — 0.9%
14,711	Burlington Northern Santa Fe Corporation	1,356,648
20,049	CSX Corporation	1,124,148
18,706	Norfolk Southern Corporation	1,016,110
2,924	Ryder System, Inc.	178,101
12,958	Union Pacific Corporation	1,624,674

		5,299,681

Trading Companies & Distributors — 0.0% #
3,336	W.W. Grainger, Inc.	254,837

Total Industrials		69,684,046

Information Technology — 15.1%
Communications Equipment — 2.4%
4,327	Ciena Corporation †	133,402
296,297	Cisco Systems, Inc. †	7,137,795
78,257	Corning Incorporated	1,881,298
11,429	JDS Uniphase Corporation †	153,034
26,025	Juniper Networks, Inc. †	650,625
112,076	Motorola, Inc.	1,042,307
80,140	QUALCOMM Incorporated	3,285,740
20,567	Tellabs, Inc. †	112,090

		14,396,291

Computers & Peripherals — 4.2%
43,685	Apple Inc. †	6,268,797
111,390	Dell Inc. †	2,218,889
104,411	EMC Corporation †	1,497,254
122,540	Hewlett-Packard Company	5,595,176
68,809	International Business Machines Corporation (d)	7,922,668
4,773	Lexmark International, Inc., Class A †	146,627
17,075	NetApp, Inc. †	342,354
6,677	QLogic Corporation †	102,492
11,500	SanDisk Corporation †	259,555
39,405	Sun Microsystems, Inc. †	611,960
8,926	Teradata Corporation †	196,907

		25,162,679

Electronic Equipment & Instruments — 0.3%
18,144	Agilent Technologies, Inc. †	541,236
10,485	Jabil Circuit, Inc.	99,188
7,134	Molex Incorporated	165,223
24,227	Tyco Electronics Ltd.	831,471

		1,637,118

11

Information Technology Services — 0.8%
4,770	Affiliated Computer Services, Inc., Class A †	239,025
25,983	Automatic Data Processing, Inc.	1,101,419
14,332	Cognizant Technology Solutions Corporation, Class A †	413,192
8,133	Computer Sciences Corporation †	331,745
6,300	Convergys Corporation †	94,878
25,316	Electronic Data Systems Corporation	421,511
8,601	Fidelity National Information Services, Inc.	328,042
8,172	Fiserv, Inc. †	392,992
16,088	Paychex, Inc.	551,175
9,973	Total System Services, Inc.	235,961
18,110	Unisys Corporation †	80,227
37,261	Western Union Company (The)	792,541

		4,982,708

Internet Software & Services — 1.6%
8,373	Akamai Technologies, Inc. †	235,784
55,445	eBay Inc. †	1,654,479
11,526	Google Inc., Class A †	5,076,857
10,606	VeriSign, Inc. †	352,543
66,465	Yahoo! Inc. †	1,922,832

		9,242,495

Office Electronics — 0.1%
45,608	Xerox Corporation	682,752

Semiconductors & Semiconductor Equipment — 2.4%
30,420	Advanced Micro Devices, Inc. †	179,174
15,275	Altera Corporation	281,518
14,610	Analog Devices, Inc.	431,287
67,282	Applied Materials, Inc.	1,312,672
23,235	Broadcom Corporation, Class A †	447,739
287,698	Intel Corporation	6,093,444
8,949	KLA-Tencor Corporation	332,008
10,982	Linear Technology Corporation	337,038
32,859	LSI Logic Corporation †	162,652
11,353	MEMC Electronic Materials, Inc. †	804,928
9,384	Microchip Technology Incorporated	307,138
38,321	Micron Technology, Inc. †	228,776
11,275	National Semiconductor Corporation	206,558
5,068	Novellus Systems, Inc. †	106,681
27,615	NVIDIA Corporation †	546,501
8,665	Teradyne, Inc. †	107,619
65,926	Texas Instruments Incorporated	1,863,728
14,231	Xilinx, Inc.	337,986

		14,087,447

Software — 3.3%
28,280	Adobe Systems Incorporated †	1,006,485
11,477	Autodesk, Inc. †	361,296
9,550	BMC Software, Inc. †	310,566

12

19,394	CA, Inc.	436,365
9,209	Citrix Systems, Inc. †	270,100
13,630	Compuware Corporation †	100,044
15,745	Electronic Arts, Inc. †	785,990
16,290	Intuit Inc. †	439,993
397,847	Microsoft Corporation (d)	11,290,898
17,502	Novell, Inc. †	110,088
196,595	Oracle Corporation †	3,845,398
42,072	Symantec Corporation †	699,237

		19,656,460

Total Information Technology		89,847,950

Materials — 3.4%
Chemicals — 1.9%
10,659	Air Products and Chemicals, Inc.	980,628
2,782	Ashland Inc.	131,589
46,704	Dow Chemical Company (The)	1,721,042
44,702	E.I. du Pont de Nemours and Company	2,090,266
3,964	Eastman Chemical Company	247,552
8,802	Ecolab, Inc.	382,271
5,641	Hercules, Inc.	103,174
4,098	International Flavors & Fragrances, Inc.	180,517
27,238	Monsanto Company	3,037,037
8,142	PPG Industries, Inc.	492,672
15,570	Praxair, Inc.	1,311,461
6,231	Rohm & Haas Company	336,972
6,431	Sigma-Aldrich Corporation	383,609

		11,398,790

Construction Materials — 0.1%
5,386	Vulcan Materials Company	357,630

Containers & Packaging — 0.1%
4,848	Ball Corporation	222,717
4,952	Bemis Company, Inc.	125,929
6,575	Pactiv Corporation †	172,331
8,139	Sealed Air Corporation	205,510

		726,487

Metals & Mining — 1.1%
40,479	Alcoa, Inc.	1,459,673
5,017	Allegheny Technologies Incorporated	358,013
19,025	Freeport-McMoRan Copper & Gold Inc., Class B	1,830,585
22,531	Newmont Mining Corporation	1,020,654
14,317	Nucor Corporation	969,834
4,914	Titanium Metals Corporation	73,956
5,855	United States Steel Corporation	742,824

		6,455,539

13

Paper & Forest Products — 0.2%
21,262	International Paper Company	578,326
8,641	MeadWestvaco Corporation	235,208
10,416	Weyerhaeuser Company	677,457

		1,490,991

Total Materials		20,429,437

Telecommunication Services — 3.3%
Diversified Telecommunication Services — 3.0%
300,011	AT&T Inc.	11,490,421
5,301	CenturyTel, Inc.	176,205
16,518	Citizens Communications Company	173,274
7,700	Embarq Corporation	308,770
76,424	Qwest Communications International, Inc.	346,201
142,703	Verizon Communications Inc.	5,201,524
22,565	Windstream Corporation	269,652

		17,966,047

Wireless Telecommunication Services — 0.3%
20,118	American Tower Corporation, Class A †	788,827
141,609	Sprint Nextel Corporation	947,364

		1,736,191

Total Telecommunication Services		19,702,238

Utilities — 3.5%
Electric Utilities — 2.1%
8,377	Allegheny Energy, Inc.	423,038
19,903	American Electric Power Company, Inc.	828,562
62,772	Duke Energy Corporation	1,120,480
16,194	Edison International	793,830
9,502	Entergy Corporation	1,036,478
32,866	Exelon Corporation	2,671,020
15,152	FirstEnergy Corp.	1,039,730
20,248	FPL Group, Inc.	1,270,360
10,092	Pepco Holdings, Inc.	249,474
5,058	Pinnacle West Capital Corporation	177,435
18,558	PPL Corporation	852,183
12,928	Progress Energy, Inc.	539,098
38,010	Southern Company (The)	1,353,536

		12,355,224

Gas Utilities — 0.1%
2,350	Nicor, Inc.	78,748
8,589	Questar Corporation	485,794

		564,542

14

Independent Power Producers & Energy Traders — 0.3%
33,266	AES Corporation (The) †	554,544
8,843	Constellation Energy Group, Inc.	780,572
24,984	Dynegy Inc., Class A †	197,124

		1,532,240

Multi-Industry — 1.0%
10,375	Ameren Corporation	456,915
16,189	CenterPoint Energy, Inc.	231,017
11,343	CMS Energy Corporation	153,584
13,526	Consolidated Edison, Inc.	536,982
28,573	Dominion Resources, Inc.	1,166,921
8,113	DTE Energy Company	315,515
3,843	Integrys Energy Group, Inc.	179,238
13,816	NiSource, Inc.	238,188
17,682	PG&E Corporation	651,051
25,273	Public Service Enterprise Group, Inc.	1,015,722
12,988	Sempra Energy	692,001
10,617	TECO Energy, Inc.	169,341
21,162	Xcel Energy, Inc.	422,182

		6,228,657

Total Utilities		20,680,663

TOTAL COMMON STOCKS
(Cost $281,513,488)		572,020,880

INVESTMENT COMPANY SECURITIES — 4.4%
Capital Markets — 0.1%
9,662	American Capital Strategies, Ltd.	330,054

Multi-Industry — 4.3%
25,710,137	Institutional Money Market Fund (f)	25,710,137

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $26,161,838)		26,040,191

Principal
Amount

U.S. TREASURY BILL — 0.3%
(Cost $1,987,650)
$2,000,000	1.950% due 07/24/2008 (d),(g)	1,987,650

TOTAL INVESTMENTS
(Cost $309,662,976)(c)	100.9%	$600,048,721

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	All percentages are based on net assets of the Fund as of March 31, 2008.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange

15

on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, and/or comparable publicly-traded securities information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	At March 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $309,708,388, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $19,322,643 and net appreciation for financial reporting purposes was $290,385,745. At March 31, 2008, aggregate cost for financial reporting purposes was $309,662,976.

(d)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

(e)	Affiliated company security. The term ”affiliated company” includes any company with control over an investment advisor or sub-advisor to the Fund. At, or during the period ended March 31, 2008, the Fund held the following security of an affiliated company:

Affiliated	Value at	Purchased		Sold		Value at
Company	12/31/07	Cost	Shares	Proceeds	Shares	03/31/08

Comerica Incorporated	$355,945	$—	—	$81,910	1,756	$262,434

(f)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(g)	Rate represents annualized yield at date of purchase.

(h)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

16

Institutional Money Market Fund

Portfolio of Investments, March 31, 2008 (Unaudited) (a)

Principal
Amount		Value(b),(l)

CERTIFICATES OF DEPOSIT — 7.2%
$25,000,000	Bank of Scotland PLC, 4.614% due 02/06/2009 (e)	$25,000,000
25,000,000	Bank of Tokyo — Mitsubishi Limited, YNK, 3.780% due 04/22/2008	25,000,000
25,000,000	Marshall & Ilsley Corporation, 2.950% due 05/09/2008	25,000,000
25,000,000	Natixis Bank, YNK, 5.400% due 06/11/2008	25,000,000
25,000,000	PNC Bank NA, 3.464% due 02/23/2009 (e)	25,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $125,000,000)		125,000,000

COMMERCIAL PAPER — 56.3%
25,000,000	Amsterdam Funding Corporation, 3.160% due 04/04/2008 (d)	24,993,417
25,000,000	Anz National (Int’l) Limited, YNK, 4.360% due 04/04/2008 (d)	24,990,917
30,000,000	BNP Paribas, YNK, 3.743% due 04/16/2008 (d)	29,953,212
30,000,000	Bryant Park Funding LLC, 2.550% due 06/16/2008 (d)	29,838,500
25,000,000	CAFCO LLC, 3.800% due 04/17/2008 (d)	24,957,778
25,000,000	Calyon North America Inc., YNK, 2.640% due 09/08/2008 (d)	24,706,667
30,000,000	CBA (Delaware) Finance, 2.460% due 06/16/2008 (d)	29,844,200
25,000,000	Charta LLC, 3.100% due 05/14/2008 (d)	24,907,431
30,000,000	CRC Funding LLC, 3.150% due 04/16/2008 (d)	29,960,625
25,000,000	Crown Point Capital Company, LLC, 4.650% due 04/02/2008 (d)	24,996,771
25,000,000	DaimlerChrysler NA Holding Corporation, 4.500% due 04/07/2008 (d)	24,981,250
30,000,000	Dexia Delaware LLC, 3.070% due 04/25/2008 (d)	29,938,600
25,000,000	Edison Asset Securitization Company LLC, 3.080% due 04/22/2008 (d)	24,955,083
25,000,000	Falcon Asset Securitization Company LLC, 2.550% due 06/16/2008 (d)	24,865,417

1

25,000,000	Fcar Owner Trust, Series II, 3.300% due 04/23/2008 (d)	$24,949,583
30,000,000	Golden Funding Corporation, 3.100% due 06/12/2008 (d)	29,814,000
30,000,000	Gotham Funding Corporation, 2.750% due 05/16/2008 (d)	29,896,875
25,000,000	Governor and Company of the Bank of Ireland, YNK, 3.200% due 04/28/2008 (d)	24,940,000
25,000,000	Grampian Funding LLC, 3.300% due 04/25/2008 (d)	24,945,000
25,000,000	Greenwich Capital Holdings, Inc., 4.840% due 04/15/2008 (d)	24,952,944
25,000,000	ING U.S. Funding Corporation, 3.100% due 04/28/2008 (d)	24,941,875
25,000,000	International Lease Finance Corporation, 2.820% due 05/12/2008 (d)	24,919,708
25,000,000	Intesa Funding, 3.020% due 05/05/2008 (d)	24,928,694
25,000,000	Lexington Parker Capital Company, LLC, 4.650% due 04/07/2008 (d)	24,980,625
25,000,000	Liberty Street Funding Corporation, 3.880% due 04/18/2008 (d)	24,954,194
25,000,000	Macquarie Bank Limited, YNK, 4.433% due 07/11/2008 (e)	25,000,000
30,000,000	Nestle Capital, 2.770% due 05/20/2008 (d)	29,886,892
30,000,000	New Center Asset Trust, 3.100% due 04/01/2008 (d)	30,000,000
25,000,000	Park Avenue Receivables Corporation, 2.800% due 05/02/2008 (d)	24,939,722
25,000,000	Sheffield Receivables, 2.900% due 05/07/2008 (d)	24,927,500
25,000,000	Societe Generale North America, YNK, 2.810% due 06/30/2008 (d)	24,824,375
30,000,000	St. George Bank Ltd., YNK, 2.660% due 05/07/2008 (d)	29,920,200
30,000,000	Thames Asset Global Securitization, 3.120% due 05/07/2008 (d)	29,906,400
30,000,000	Thunder Bay Funding, LLC, 2.720% due 04/21/2008 (d)	29,954,667
25,000,000	Variable Funding Capital Corporation, 3.200% due 04/21/2008 (d)	24,955,555
25,000,000	Victory Receivables Corporation, 3.160% due 04/03/2008 (d)	24,995,611
25,000,000	Yorktown Capital LLC, 3.770% due 04/25/2008 (d)	24,937,167

TOTAL COMMERCIAL PAPER
(Cost $982,361,455)		982,361,455

2

CORPORATE BONDS AND NOTES — 12.6%
25,000,000	American Honda Finance Corp., MTN, 144A, 2.964% due 09/18/2008 (e),(f),(g),(h)	$25,000,000
25,000,000	CC USA, Inc., MTN, 144A, 2.654% due 07/30/2008 (e),(f),(g),(h)	24,999,181
25,000,000	Fifth Third Bancorp, 144A, 2.609% due 04/23/2009 (e),(f),(g),(h)	25,000,000
25,000,000	K2 USA LLC, MTN, 144A, 2.559% due 06/25/2008 (e),(f),(g),(h)	25,000,000
25,000,000	Merrill Lynch & Co., Inc., MTN, 2.589% due 08/22/2008 (e)	25,000,000
25,000,000	Sigma Finance Inc., MTN, 144A, 5.420% due 08/05/2008 (f),(g),(j)	25,000,000
25,000,000	Tango Finance Corp., MTN, 144A, 2.821% due 05/14/2008 (e),(f),(g),(h)	24,999,706
25,000,000	Toyota Motor Credit Corp., MTN, 2.985% due 01/12/2009 (e)	25,000,000
20,000,000	Wells Fargo Bank NA, MTN, 2.855% due 05/18/2009 (e)	20,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $219,998,887)		219,998,887

FUNDING AGREEMENT — 1.4%
(Cost $25,000,000)
25,000,000	Jackson National Life Insurance Company, 4.780% due 09/29/2008 (e),(i),(j)	25,000,000

REPURCHASE AGREEMENTS (c) — 17.4%
195,000,000	Agreement with Merrill Lynch & Co., Inc., 2.550% dated 03/31/2008, to be repurchased at $195,013,813 on 04/01/2008, collateralized by $13,303,500 FNMA, 3.349%-8.000% having maturities from 02/25/2009-03/25/2037 (value $10,419,278), and $193,483,009 FHLMC, 4.000%-7.625% having maturities from 06/15/2018-02/25/2042 (value $190,434,778)	195,000,000
90,000,000	Agreement with Salomon Brothers Holdings, Inc., 2.500% dated 03/31/2008, to be repurchased at $90,006,250 on 04/01/2008, collateralized by $82,699,106 FHLMC, 5.000% having maturities from 05/01/2033-06/01/2036 (value $45,948,515), and $75,000,000 FHLMC, 4.500% maturing on 08/01/2023 (value $45,851,485)	90,000,000

3

19,108,000	Agreement with State Street Bank and Trust Company, 1.000% dated 03/31/2008, to be repurchased at $19,108,531 on 04/01/2008, collateralized by $15,705,000 U.S. Treasury Bond, 6.250% maturing on 08/15/2023 (value $19,493,831)	$19,108,000

TOTAL REPURCHASE AGREEMENTS
(Cost $304,108,000)		304,108,000

TOTAL INVESTMENTS
(Cost $1,656,468,342) (k)	94.9%	$1,656,468,342

(a)	All percentages are based on net assets of the Fund as of March 31, 2008.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	Rate represents annualized yield at date of purchase.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2008.

(f)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Fund’s investment advisor, to be liquid.

(i)	Security subject to restrictions on resale under the terms of the Funding Agreement.

(j)	Securities subject to restrictions on resale that are considered illiquid. The Fund may not invest more that 10% of its net assets in illiquid securities. At March 31, 2008, these securities represent $50,000,000, 2.8% of net assets.

Security	Acquisition Date	Cost

Jackson National Life Insurance Company, 4.780% due 09/29/2008	09/27/2007	$25,000,000
Sigma Finance Inc., MTN, 144A 5.420% due 08/05/2008	07/12/2007	25,000,000

4

(k)	At March 31, 2008, aggregate cost for financial reporting purposes was $1,656,468,342.

(l)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

ABBREVIATIONS:
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
MTN	— Medium Term Note
YNK	— Yankee Security

5

Munder Intermediate Bond Fund

Portfolio of Investments, March 31, 2008 (Unaudited) (a),(n),(o),(p)

Principal
Amount		Value(b),(m)

ASSET-BACKED SECURITIES — 8.7%
Auto Loans — 0.9%
$2,000,000	DaimlerChrysler Auto Trust, Series 2007-A, Class A4, 5.2800% due 03/08/2013	$2,049,423

Credit Card — 5.7%
1,560,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1, 5.368% due 03/15/2011 (e)	1,562,993
4,500,000	Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4, 5.450% due 05/10/2013	4,696,138
2,400,000	MBNA Credit Card Master Note Trust, Series 2004-A7, Class A7, 2.918% due 12/15/2011 (e)	2,375,304
5,050,000	MBNA Master Credit Card Trust II, Series 2000-E, Class A, 7.800% due 10/15/2012	5,447,281

		14,081,716

Home Equity Loans — 0.8%
76,974	Contimortgage Home Equity Loan, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	76,814
2,252,000	Structured Asset Investment Loan Trust, Series 2005-6, Class M1, 3.079% due 07/25/2035 (e)	1,683,543
254,944	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Series A1, 2.889% due 03/25/2033 (e)	216,664

		1,977,021

Time Share Receivables — 0.8%
2,088,727	Marriott Vacation Club Owner Trust, Series 2004-2A, Class A, 144A, 4.192% due 10/20/2026 (f),(g),(h)	2,035,290

Utilities — 0.3%
801,842	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	807,932

1

Other — 0.2%
1,800,000	ELM BV, 144A, YNK, 18.542% due 06/20/2013 (e),(f),(g),(i),(j)	472,320

TOTAL ASSET-BACKED SECURITIES
(Cost $23,070,791)		21,423,702

CORPORATE BONDS AND NOTES — 42.5%
Financials — 26.6%
5,000,000	AIG SunAmerica Institutional, MTN, YNK, 5.750% due 02/16/2009	5,133,590
1,890,000	Allied Capital Corporation, 6.625% due 07/15/2011	1,983,315
2,000,000	Banco Mercantil del Norte S.A., 144A, YNK, 5.875% due 02/17/2014(e),(f),(g),(i) (becomes variable February 2009)	2,005,000
2,000,000	City National Corporation, 5.125% due 02/15/2013	1,968,598
1,250,000	Countrywide Home Loans, Inc., Series H, MTN, 6.250% due 04/15/2009	1,157,602
2,000,000	Countrywide Home Loans, Inc., MTN, 5.625% due 07/15/2009 (d)	1,834,886
4,550,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	4,481,909
1,000,000	Ford Motor Credit Company, 5.800% due 01/12/2009	952,686
6,500,000	General Electric Capital Corporation, MTN, 7.375% due 01/19/2010	6,965,926
3,000,000	Independence Community Bank Corporation, 3.750% due 04/01/2014 (becomes variable April 2009)	2,925,360
2,650,000	International Lease Finance Corporation, MTN, 4.375% due 11/01/2009 (d)	2,627,130
3,365,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	3,786,352
3,110,000	National Rural Utilities Cooperative Finance Corp., 5.450% due 02/01/2018 (d)	3,107,400
600,000	Pemex Finance Ltd., YNK, 9.690% due 08/15/2009 (j)	623,940
1,695,000	PNC Funding Corp., 5.625% due 02/01/2017 (d)	1,614,954
6,900,000	Protective Life Secured Trust, MTN, 3.700% due 11/24/2008	6,877,251
1,750,000	RBS Capital Trust I, 4.709% due 12/29/2049 (d) (becomes variable June 2013)	1,475,798
1,820,000	SLM Corporation, MTN, 3.491% due 07/26/2010 (e)	1,433,281
3,000,000	Stancorp Financial Group, 6.900% due 05/29/2067	2,666,775

2

800,000	SunTrust Banks, Inc, 5.450% due 12/01/2017 (d)	728,037
5,000,000	UBS Preferred Funding Trust II, 7.247% due 06/26/2049 (becomes variable June 2011)	4,762,260
4,010,000	Wachovia Corp., 5.750% due 02/01/2018	3,927,731
2,656,000	Westdeutsche Landesbank, 4.796% due 07/15/2015 (d)	2,843,697

		65,883,478

Industrials — 11.7%
1,500,000	Allied Waste North America, Inc., 6.375% due 04/15/2011 (d)	1,475,625
2,100,000	AstraZeneca PLC, YNK 5.400% due 09/15/2012	2,215,386
1,000,000	Centex Corp., 5.800% due 09/15/2009 (d)	940,000
1,552,000	Coca-Cola Enterprises, Inc., 8.500% due 02/01/2022	1,967,150
2,000,000	General Motors Corporation, 7.200% due 01/15/2011 (d)	1,670,000
2,945,000	Home Depot Inc., 5.400% due 03/01/2016	2,768,138
2,155,000	Lowe’s Companies Inc., 6.100% due 09/15/2017 (d)	2,248,484
1,570,000	Swift Energy Co., 7.625% due 07/15/2011	1,554,300
1,200,000	Target Corp., 6.000% due 01/15/2018	1,228,403
5,000,000	Union Texas Petroleum Holdings, Inc., MAPS, 7.000% due 04/15/2008 (becomes variable April 2008)	5,021,200
2,400,000	Waste Management Inc., 6.875% due 05/15/2009	2,462,107
1,500,000	Westlake Chemical Corp., 6.625% due 01/15/2016	1,312,500
4,000,000	WMC Finance USA, YNK, 5.125% due 05/15/2013	4,080,316

		28,943,609

Supranationals — 1.7%
4,475,000	Corporacion Andina de Fomento, YNK, 5.125% due 05/05/2015	4,298,703

3

Utilities — 2.5%
2,735,000	Cleveland Electric Illumination Co., 5.700% due 04/01/2017	2,654,594
3,500,000	Virginia Electric & Power Company, 4.100% due 12/15/2008	3,506,002

		6,160,596

TOTAL CORPORATE BONDS AND NOTES
(Cost $106,710,059)		105,286,386

FOREIGN GOVERNMENT AGENCY OBLIGATIONS — 0.8%
(Cost $1,996,973)
2,000,000	Korea Development Bank, YNK, 4.625% due 09/16/2010	2,038,916
MORTGAGE-BACKED SECURITIES — 28.8%
Collateralized Mortgage Obligations (CMO) – Agency — 11.4%
	FHLMC:
1,523,638	Series 1650 Class J, 6.500% due 06/15/2023	1,540,209
4,000,000	Series 2734 Class PD, 5.000% due 01/15/2027	4,093,039
8,000,000	Series 2780 Class TC, 5.000% due 05/15/2027	8,176,325
4,500,000	Series 2802 Class NC, 5.000% due 05/15/2028	4,606,200
5,000,000	Series 3022, Class MB, 5.000% due 12/15/2028	5,128,012
3,000,000	Series 3098, Class PC, 5.000% due 03/15/2029	3,067,743
	FNMA:
815,024	Series 2003-63, Class GU, 4.000% due 07/25/2033	816,454
852,731	Series 2006-97, Class MA, 6.000% due 06/25/2016	868,296

		28,296,278

Commercial Mortgage-Backed Securities — 13.3%
98,856	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A1A, 7.109% due 11/15/2031	98,825
6,000,000	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR5, Class A2, 4.254% due 07/11/2042	5,923,025
2,967,759	CS First Boston Mortgage Securities Corp., Series 2000-C1, Class A2, 7.545% due 04/15/2062	3,059,101
1,915,000	First Union National Bank — Chase Commercial Mortgage, Series 1999-C2, Class C, 6.944% due 06/15/2031	1,946,014

4

	GE Capital Commercial Mortgage Corporation:
2,000,000	Series 2003-C2, Class A4, 5.145% due 07/10/2037	1,934,612
6,000,000	Series 2005-C1, Class A2, 4.353% due 06/10/2048	5,913,990
4,800,000	GS Mortgage Securities Corporation II, Series 2005-GG4, Class A4A, 4.751% due 07/10/2039	4,658,099
3,000,000	Morgan Stanley Capital Trust, Series 2004-HQ4, Class A-6, 4.830% due 04/14/2040	2,874,601
6,490,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class APB1, 5.647% due 05/15/2043 (e)	6,423,658

		32,831,925

Mortgage Pass-Through Securities — 4.1%
	FHLMC:
39,161	Pool #A00813, Gold, 9.000% due 10/01/2020	42,447
186,001	Pool #F70013, Gold, 7.000% due 12/01/2011	193,456
	FNMA:
137,125	Pool #070225, 7.500% due 08/01/2018	147,535
327,066	Pool #250550, 6.500% due 05/01/2026	342,491
446,866	Pool #251518, 6.000% due 02/01/2013	462,558
544,148	Pool #251760, 6.000% due 06/01/2013	562,013
172,289	Pool #323406, 6.079% due 11/01/2008 (e)	172,610
115,745	Pool #490365, 6.543% due 12/01/2028 (e)	117,532
1,320,396	Pool #555290, 4.926% due 02/01/2013	1,352,593
4,694,311	Pool #780620, 5.500% due 05/01/2034	4,754,175
660,593	Pool #790362, 4.884% due 08/01/2034 (e)	656,778
	GNMA:
95,723	Pool #780077, 8.000% due 03/15/2025	104,808
1,297,474	Pool #781008, 6.000% due 03/15/2029	1,346,159

		10,255,155

5

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $70,761,074)		71,383,358

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.8%
Government Sponsored Enterprises (GSE) — 3.8%
	FHLB:
1,050,000	4.875% due 11/18/2011 (d)	1,122,763
4,550,000	5.500% due 08/13/2014 (d)	5,032,323
1,200,000	FHLMC, 4.875% due 11/15/2013	1,285,778
	FNMA:
1,100,000	5.000% due 05/11/2017	1,175,258
625,000	7.125% due 06/15/2010 (d)	688,603

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,717,760)		9,304,725

U.S. TREASURY OBLIGATIONS — 15.5%
U.S. Treasury Bonds — 3.9%
3,795,000	7.500% due 11/15/2016 (d)	4,957,218
3,675,000	7.250% due 05/15/2016 (d)	4,723,522

		9,680,740

U.S. Treasury Notes — 11.6%
3,470,000	2.750% due 02/28/2013 (d)	3,517,712
20,685,000	3.500% due 02/15/2018 (d)	20,804,580
3,800,000	4.625% due 02/15/2017 (d)	4,173,764
100,000	4.750% due 08/15/2017 (d)	110,641

		28,606,697

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $36,653,749)		38,287,437

Shares

COLLATERAL FOR SECURITIES ON LOAN(c) — 21.0%
(Cost $52,115,689)
52,115,689	State Street Navigator Securities Lending Trust – Prime Portfolio (k)	52,115,689

TOTAL INVESTMENTS
(Cost $300,026,095)(l)	121.1%	$299,840,213

(a)	All percentages are based on net assets of the Fund as of March 31, 2008.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt

6

securities with remaining maturities of 60 days or less at the time of purchase may be valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2008.

(f)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that has been deemed by the Advisor, Munder Capital Management, to be liquid.

(i)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2008, securities subject to restrictions on resale that have not been deemed to be liquid represent $2,477,320, 1.0% of net assets.

Security	Acquisition Date	Cost

Banco Mercantil del Norte S.A., 144A, YNK, 5.875% due 02/17/2014	02/10/2004	$1,997,775
ELM BV, 144A, YNK, 18.542% due 06/20/2013	06/13/2006	1,800,000

(j)	Fair valued security as of March 31, 2008, (see note (b) above). At March 31, 2008, these securities represent $1,096,260, 0.4% of net assets.

(k)	At March 31, 2008, the market value of the securities on loan is $51,283,047.

(l)	At March 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $4,158,513, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $4,344,395 and net depreciation for financial reporting purposes was $185,882. At March 31, 2008, aggregate cost for financial reporting purposes was $300,026,095.

(m)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

7

(n)	On May 13, 2008, the Board of Trustees approved the merger of the Fund with and into the Munder Bond Fund, a series of Munder Series Trust. The merger is expected to occur on June 13, 2008.

(o)	At March 31, 2008, more than 25% of the Fund’s assets were invested in mortgage-backed securities, which are subject to higher prepayment risk than corporate bonds and notes, particularly during periods of declining interest rates.

(p)	The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction. Mortgage dollar rolls may be renewed by a new sale and repurchase with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them.

ABBREVIATIONS:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MAPS	— Mandatory Putable Remarketable Security
MTN	— Medium Term Note
YNK	— Yankee Security

8

Munder International Bond Fund

Portfolio of Investments, March 31, 2008 (Unaudited) (a),(b),(j)

Principal
Amount			Value(c),(i)

FOREIGN BONDS AND NOTES — 98.1%
Danish Krone — 1.7%
Government — 1.7%
DKK	3,750,000	Kingdom of Denmark, 6.000% due 11/15/2011	$851,964

Euro Currency — 41.8%
Corporate — 18.0%
EUR	1,200,000	Banco Bilbao Vizcaya Argentaria S.A., 5.750% due 09/27/2010	1,958,944
EUR	1,000,000	Bank Nederlandse Gemeenten NV, MTN, 4.375% due 07/04/2013	1,601,563
EUR	500,000	Bank of America Corporation, 4.750% due 05/06/2019 (becomes variable 05/16/2014)	694,909
EUR	1,200,000	CIT Group, Inc., 4.250% due 03/17/2015	1,234,120
EUR	500,000	Diageo Capital BV, MTN, 3.875% due 01/06/2009	783,996
EUR	1,750,000	European Investment Bank, 4.625% due 04/15/2020	2,819,324

			9,092,856

Government — 23.8%
EUR	225,000	Federal Republic of Germany, 5.250% due 07/04/2010	368,536
EUR	1,645,000	Kingdom of Netherlands, 5.500% due 01/15/2028	2,892,403
		Republic of Austria:
EUR	1,770,000	4.300% due 07/15/2014	2,864,357
EUR	1,100,000	4.650% due 01/15/2018	1,809,475
EUR	1,500,000	Republic of Greece, 4.500% due 05/20/2014	2,404,900
EUR	550,030	Republic of Italy, 1.650% due 09/15/2008, IPS	873,135
EUR	500,000	Republic of South Africa, 5.250% due 05/16/2013	755,960

			11,968,766

			21,061,622

1

Great Britain Pound — 9.3%
Corporate — 9.3%
		United Kingdom Gilt:
GBP	800,000	4.000% due 09/07/2016	1,565,874
GBP	1,485,000	5.000% due 09/07/2014	3,111,660

			4,677,534

Japanese Yen — 30.7%
Corporate — 15.1%
JPY	176,000,000	ASIF III Jersey Ltd., MTN, 0.950% due 07/15/2009	1,759,899
JPY	189,000,000	Bayerische Landesbank, MTN, 1.400% due 04/22/2013	1,936,463
JPY	100,000,000	General Electric Capital Corporation, 1.900% due 08/06/2009	1,011,969
JPY	122,000,000	Landwirtschaftliche Rentenbank, MTN, 0.650% due 09/30/2008	1,222,546
JPY	165,000,000	Procter & Gamble Company, 2.000% due 06/21/2010	1,694,705

			7,625,582

Government — 15.6%
JPY	175,000,000	Development Bank of Japan, Global Bond, 1.750% due 06/21/2010 (e)	1,793,697
JPY	203,000,000	Japan Financial Corporation for Municipal Enterprises, 1.350% due 11/26/2013	2,101,162
JPY	154,000,000	Province of Quebec, 1.600% due 05/09/2013	1,591,095
		Republic of Italy:
JPY	95,000,000	0.650% due 03/20/2009	951,500
JPY	140,000,000	1.800% due 02/23/2010	1,430,020

			7,867,474

			15,493,056

Norwegian Krone — 7.0%
Government — 7.0%
		Kingdom of Norway:
NOK	10,000,000	4.250% due 05/19/2017	1,952,965
NOK	7,250,000	6.500% due 05/15/2013	1,561,326

			3,514,291

Swedish Krona — 7.6%
Government — 7.6%
		Government of Sweden:
SEK	7,500,000	5.250% due 03/15/2011	1,312,597
SEK	15,000,000	4.000% due 12/01/2009	2,530,020

			3,842,617

TOTAL FOREIGN BONDS AND NOTES
(Cost $41,281,007)			49,441,084

2

INVESTMENT COMPANY SECURITY — 0.2%
(Cost $83,146)
USD	83,146	Institutional Money Market Fund (f)	83,146

COLLATERAL FOR SECURITIES ON LOAN(d) — 2.1%
(Cost $1,080,000)
USD	1,080,000	State Street Navigator Securities Trust – Prime Portfolio (g)	1,080,000

TOTAL INVESTMENTS
(Cost $42,444,153)(h)	100.4%	$50,604,230

(a)	All percentages are based on net assets of the Fund as of March 31, 2008.

(b)	The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. government securities. These risks include fluctuation of currency values and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. government. As of March 31, 2008, more than 25% of the Fund’s assets were invested in securities denominated in euro currency and more than 25% of the Fund’s assets were invested in securities denominated in Japanese yen. When the Fund concentrates its investments in a foreign currency or group of foreign currencies, adverse market conditions impacting those currencies may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase may be valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the

3

lending agent and is not recorded in the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(g)	At March 31, 2008, the market value of the securities on loan is $1,029,330.

(h)	At March 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $8,418,888, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $258,811 and net appreciation for financial reporting purposes was $8,160,077. At March 31, 2008, aggregate cost for financial reporting purposes was $42,444,153.

(i)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

(j)	On May 13, 2008, the Board of Trustees approved the liquidation of the Fund, which is expected to occur on June 27, 2008.

ABBREVIATIONS:
DKK	— Danish Krone
EUR	— Euro Currency
GBP	— Great Britain Pound
IPS	— Inflation Protected Security
JPY	— Japanese Yen
MTN	— Medium Term Note
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— United States Dollar

4

Munder International Equity Fund

Portfolio of Investments, March 31, 2008 (Unaudited) (a),(b)

Shares		Value(c),(j)

COMMON STOCKS — 98.3%
Australia — 4.6%
59,500	AMP Ltd.	$426,860
129,600	Ansell Limited (e)	1,377,473
1,400	Australia and New Zealand Banking Group Limited ADR (e)	145,250
10,300	BHP Billiton Limited, ADR (e)	678,255
51,500	Caltex Australia Limited	612,327
1,283,000	Commonwealth Property Office Fund	1,559,469
67,700	Lend Lease Corporation Limited	819,791
170,000	Macquarie Airports Management Limited	501,822
655,500	Pacific Brands Limited	1,210,104
264,801	Qantas Airways Limited	951,066
45,300	QBE Insurance Group Limited (e)	919,486
5,800	Santos Limited, ADR (e)	306,588
48,400	Seven Network Limited (e)	420,211
15,100	Sims Group Limited (e)	409,857
3,800	Westpac Banking Corporation, ADR (e)	413,554

		10,752,113

Austria — 0.2%
21,000	Zumtobel AG	557,646

Belgium — 2.4%
170	Banque Nationale de Belgique †	828,248
17,900	Cofinimmo SA	3,869,870
18,800	Dexia S.A. (e)	535,733
12,550	Fortis, ADR (e)	316,574

		5,550,425

Denmark — 1.7%
60,000	Danske Bank A/S, ADR (e)	1,114,500
19,400	FLSmidth & Co. A/S	1,920,121
10,400	TrygVesta A/S (e)	913,749

		3,948,370

Finland — 1.6%
24,700	Kesko Oyj, B Shares (e)	1,277,089
16,500	Rautaruukki Oyj (e)	796,329
55,000	Sampo Oyj, A Shares	1,489,155
12,500	Stora Enso Oyj, ADR	144,062

		3,706,635

France — 11.7%
15,670	AXA (e)	568,749
36,800	AXA, ADR	1,328,848

1

10,000	BNP Paribas	1,008,663
18,500	BNP Paribas, ADR	934,713
12,850	Cap Gemini S.A. (e)	731,749
16,200	Casino Guichard-Perrachon SA	1,942,221
10,200	CNP Assurances	1,257,341
18,900	Credit Agricole S.A.	584,832
107,900	France Telecom, ADR	3,623,282
11,800	Gaz de France	712,382
14,900	Peugeot S.A., ADR (e)	1,156,612
7,100	Rallye SA	449,373
6,400	Renault S.A.	708,290
4,650	Sanofi-Aventis	348,853
18,791	Sanofi-Aventis, ADR	705,414
53,400	SCOR	1,274,694
21,500	Societe Generale, ADR	422,475
17,400	Suez, S.A., ADR	1,144,920
14,972	Total S.A.	1,111,886
20,010	Total S.A., ADR (e)	1,480,940
63,000	VINCI (e)	4,554,327
33,000	Vivendi Universal, S.A.	1,289,443

		27,340,007

Germany — 10.3%
2,469	Allianz SE	489,112
87,300	Allianz SE, ADR	1,716,318
17,400	ALTANA Aktiengesellschaft, ADR (e)	366,705
3,000	AMB Generali Holding AG	511,894
16,900	BASF Aktiengesellschaft, ADR	2,273,473
5,000	Deutsche Bank AG	565,981
5,200	Deutsche Bank AG, GRS (e)	587,860
74,400	Deutsche Lufthansa AG, ADR (e)	2,029,260
67,688	Deutsche Telekom AG	1,127,398
15,950	E.ON AG	2,952,729
28,650	E.ON AG, ADR	1,777,016
7,100	Klöckner & Co. AG	363,287
8,675	MAN AG	1,152,352
18,650	Muenchener Rueckversicherungs-Gesellschaft AG (e)	3,647,481
7,300	RWE Aktiengesellschaft	897,326
8,900	Salzgitter AG	1,548,265
11,200	ThyssenKrupp AG	640,795
22,000	Volkswagen AG, ADR	1,277,650

		23,924,902

Greece — 0.3%
93,100	Marfin Investment Group S.A.	681,994

Hong Kong — 1.1%
52,000	Guoco Group Limited	509,132
133,500	Kingboard Chemical Holdings Limited	472,580

2

85,000	Orient Overseas (International) Limited	499,123
238,400	Vtech Holdings Limited	1,157,899

		2,638,734

Indonesia — 0.0%
7,150	PT. Toba Pulp Lestari Tbk., ADR †,(f)	0

Ireland — 0.8%
21,700	Allied Irish Banks, public limited company	462,494
1,900	Governor and Company of the Bank of the Ireland (The), ADR (e)	114,722
83,900	Governor and Company of the Bank of the Ireland (The)	1,242,447

		1,819,663

Italy — 4.5%
24,500	Banca Italease S.p.A. (e)	202,681
53,100	Benetton Group S.p.A., ADR	1,517,332
53,900	Enel S.p.A., ADR	2,834,870
62,211	ENI S.p.A.	2,121,456
5,500	Fondiaria-SAI S.p.A. (e)	227,845
98,000	IFIL Investments S.p.A. (e)	790,606
26,300	Recordati S.p.A. (e)	196,706
80,700	Saras S.p.A.	412,792
266,100	Telecom Italia S.p.A.	440,690
49,800	Telecom Italia S.p.A., Ordinary Shares, ADR	1,040,322
5,611	Telecom Italia S.p.A., Saving Shares, ADR	92,694
97,608	UniCredito Italiano	654,919

		10,532,913

Japan — 19.2%
60,500	Aioi Insurance Company, Limited (e)	334,425
24,900	Alfresa Holdings Corporation	1,955,929
39,000	Asahi Breweries, Ltd.	804,023
18,000	Astellas Pharma Inc.	697,031
231,000	Bosch Corporation (e)	938,553
54,100	Brother Industries, Ltd. (e)	556,305
19,200	Canon Inc.	884,109
30,899	Canon Inc., ADR	1,432,787
21,600	Daito Trust Construction Co., Ltd.	1,113,804
81,000	Fuji Fire and Marine Insurance Co., Ltd. (e)	215,339
96,000	Fuji Heavy Industries Ltd. (e)	401,605
66,300	Fuji Machine Mfg. Co., Ltd.	1,380,141
203,000	Fujitsu Limited	1,327,809
34,500	Hitachi Koki Co., Ltd. (e)	439,557
14,000	Honda Motor Co., Ltd. (e)	399,579
30,800	Honda Motor Co., Ltd., ADR	887,348
125,000	Isuzu Motors Limited	624,498
58,850	ITOCHU Corporation	580,943
149,800	JFE Shoji Holdings, Inc.	1,048,961
375	KDDI Corporation	2,291,082
12,500	Konami Corporation (e)	470,255

3

50,000	Kyowa Hakko Kogyo Co., Ltd.	477,528
67,925	Mediceo Paltac Holdings Co., Ltd. (e)	1,230,664
264,700	Mitsubishi Chemical Holdings Corporation (e)	1,749,973
34,300	Mitsubishi Corporation, ADR (e)	2,078,580
19,000	Mitsubishi Electric Corporation, ADR (e)	1,645,020
79,000	Mitsubishi Materials Corporation	343,168
151,500	Nichirei Corporation	728,015
521	Nippon Paper Group, Inc. (e)	1,233,507
67,200	Nippon Telegraph & Telephone Corporation, ADR	1,456,896
31,000	Nissan Motor Co., Ltd. (e)	256,260
39,450	Nissan Motor Co., Ltd., ADR (e)	658,026
25,300	NS Solutions Corporation	626,916
62,000	Obayashi Corporation (e)	259,992
40,700	Q. P. Corporation (e)	420,148
7,300	Ricoh Company, Ltd., ADR	596,775
57,000	Sompo Japan Insurance Inc.	503,210
47,000	Sumitomo Bakelite Co., Ltd. (e)	238,112
109,000	Sumitomo Forestry Co., Ltd.	755,608
42,300	Suzuken Co., Ltd.	1,739,868
15,600	Takeda Pharmaceutical Company Limited	780,939
10,400	Takefuji Corporation (e)	220,144
107,000	Tanabe Seiyaku Co., Ltd.	1,246,258
46,700	Tokyo Electric Power Company, Incorporated (The) (e)	1,248,550
22,000	Toyo Suisan Kaisha Ltd.	331,059
13,800	Toyota Boshoku Corporation	413,252
27,700	Toyota Motor Corporation, ADR (e)	2,794,653
35,000	Trend Micro Incorporated (e)	1,372,893
9,300	Urban Corporation (e)	39,559
18,400	Yamaha Corporation, ADR	351,830

		44,581,486

Luxembourg — 0.6%
16,900	ArcelorMittal	1,384,203

Netherlands — 5.9%
127,140	AEGON, NYR	1,861,329
61,950	Corporate Express NV (e)	720,812
34,600	ING Groep N.V.	1,295,698
32,500	Koninklijke (Royal) KPN NV	549,010
13,100	Nutreco Holding N.V.	1,007,194
13,900	Océ N.V. (e)	236,563
71,600	Royal Dutch Shell plc, Class A, ADR	4,938,968
13,360	Royal Dutch Shell plc, Class B	900,197
67,800	Unilever N.V., NYR	2,286,894

		13,796,665

Norway — 0.9%
47,600	Cermaq ASA	602,904
15,200	DnB NOR ASA	230,730

4

45,438	Telenor ASA	869,973
5,100	Telenor ASA, ADR (e)	294,398

		1,998,005

Singapore — 1.6%
577,600	Neptune Orient Lines Limited (e)	1,363,798
467,900	Singapore Petroleum Company Limited	2,297,943

		3,661,741

Spain — 3.5%
41,200	Acerinox S.A.	1,142,181
21,200	ACS, Actividades de Construccion y Servicios, S.A. (e)	1,207,244
53,100	Banco Bilbao Vizcaya Argentaria, S.A., ADR	1,167,669
165,860	Banco Santander Central Hispano, S.A., ADR (e)	3,307,248
26,100	Repsol YPF, S.A.	900,749
4,500	Telefonica S.A., ADR (e)	389,295

		8,114,386

Sweden — 2.8%
124,500	Aktiebolaget Volvo, ADR (e)	1,886,175
32,775	Skanska AB, B Shares	656,399
75,000	SSAB Svenskt Stal AB (e)	2,107,929
86,300	Svenska Cellulosa Aktiebolaget, B shares (e)	1,572,234
12,200	Telefonaktiebolaget LM Ericsson, ADR	239,730

		6,462,467

Switzerland — 5.9%
5,700	Adecco S.A.	329,166
45,700	Compagnie Financiere Richemont SA	2,563,176
150	Lindt & Spruengli AG-PC	498,439
7,361	Novartis AG	377,278
26,832	Novartis AG, ADR	1,374,603
5,700	Pargesa Holding SA	635,374
67,700	Swatch Group AG	3,476,689
4,000	Swiss Life Holding	1,111,671
12,300	Swiss Reinsurance Company	1,074,439
72,200	Zurich Financial Services, ADR	2,274,300

		13,715,135

United Kingdom — 18.7%
47,866	Anglo American plc, ADR (e)	1,424,971
80,200	Antofagasta plc	1,115,775
39,400	AstraZeneca PLC, ADR (e)	1,496,806
30,700	Atkins WS plc	640,361
53,100	Aviva plc	650,752
15,600	Barclays PLC, ADR (e)	564,720
2,300	BHP Billiton PLC, ADR (e)	135,125
179,000	Bodycote International plc	664,322
95,376	BP p.l.c.	969,155
47,400	BP p.l.c., ADR	2,874,810
337,000	Brit Insurance Holdings PLC	1,620,234

5

23,950	British American Tobacco p.l.c., ADR (e)	1,814,212
19,200	British American Tobacco p.l.c.	720,571
336,200	British Energy Group plc	4,353,738
13,500	Charter plc †	227,739
21,410	Diageo plc, ADR	1,741,061
366,300	DS Smith Plc	1,137,720
147,000	GKN plc, ADR (e)	896,700
28,336	GlaxoSmithKline plc, ADR (e)	1,202,296
31,943	GlaxoSmithKline plc	675,798
14,200	Go-Ahead Group plc (The)	439,922
84,500	HBOS plc, ADR (e)	955,272
83,400	Home Retail Group plc	432,421
56,800	HSBC Holdings PLC, ADR (e)	4,674,640
11,300	Imperial Tobacco Group PLC, ADR (e)	1,040,391
42,000	Kazakhmys PLC	1,331,185
22,400	Lloyds TSB Group plc, ADR (e)	804,160
61,400	Old Mutual plc	134,653
20,800	Persimmon PLC	315,798
14,000	Rexam PLC, ADR (e)	597,800
272,600	Royal & Sun Alliance Insurance Group plc	696,287
194,700	Royal Bank of Scotland Group plc (The)	1,303,173
144,600	Stagecoach Group plc	694,493
37,359	Taylor Wimpey PLC	139,021
70,300	Unilever PLC, ADR (e)	2,370,516
75,494	Vodafone Group Plc, ADR	2,227,828
52,513	WH Smith PLC	386,656

		43,471,082

TOTAL COMMON STOCKS
(Cost $197,025,326)		228,638,572

PREFERRED STOCK — 0.1%
(Cost $276,862)
Germany — 0.1%
1,725	Volkswagen AG	286,631

INVESTMENT COMPANY SECURITIES — 0.7%
Multi-Country — 0.7%
7,500	iShares MSCI EAFE Index Fund (e)	539,250

1,189,740	Institutional Money Market Fund (g)	1,189,740

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $1,705,314)		1,728,990

COLLATERAL FOR SECURITIES ON LOAN(d) — 17.3%
(Cost $40,222,333)
40,222,333	State Street Navigator Securities Trust – Prime Portfolio (h)	40,222,333

TOTAL INVESTMENTS
(Cost $239,229,835)(i)	116.4%	$270,876,526

6

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2008. Country classifications are based on the country in which the issuer’s headquarters is located. In the case of investments in investment companies, including exchange-traded funds, country classification is based on the country exposure represented by the investment company, which may be “multi-country”.

(b)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for the local shares of the security. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with the guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

7

(f)	Fair valued security as of March 31, 2008 (see note (c) above).

(g)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(h)	At March 31, 2008, the market value of the securities on loan is $38,951,934.

(i)	At March 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $44,493,112, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $12,846,421 and net appreciation for financial reporting purposes was $31,646,691. At March 31, 2008, aggregate cost for financial reporting purposes was $239,229,835.

(j)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

ABBREVIATIONS:
ADR	— American Depositary Receipt
GRS	— Global Registered Shares
NYR	— New York Registered Shares

At March 31, 2008, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Insurance	10.9%	$25,248,172
Commercial Banks	8.9	20,641,914
Oil, Gas & Consumable Fuels	8.1	18,927,810
Electric Utilities	5.7	13,166,904
Metals & Mining	5.6	13,058,036
Diversified Telecommunication Services	4.2	9,883,957
Pharmaceuticals	4.1	9,579,511
Automobiles	3.9	9,164,522
Construction & Engineering	3.7	8,598,083
Food Products	3.5	8,245,169
Textiles, Apparel & Luxury Goods	3.2	7,557,198
Real Estate Investment Trusts (REITs)	2.3	5,429,339
Machinery	2.3	5,310,729
Health Care Providers & Services	2.1	4,926,460
Chemicals	2.0	4,628,262
Diversified Financial Services	2.0	4,578,313
Wireless Telecommunication Services	1.9	4,518,909
Trading Companies & Distributors	1.8	4,071,771
Office Electronics	1.6	3,706,539
Food & Staples Retailing	1.6	3,668,684
Tobacco	1.5	3,575,175
Airlines	1.3	2,980,326
Paper & Forest Products	1.3	2,949,803
Household Durables	1.2	2,763,787

8

Beverages	1.1	2,545,084
Auto Components	1.0	2,248,506
Electrical Equipment	0.9	2,202,666
Multi-Utilities	0.9	2,042,246
Marine	0.8	1,862,921
Software	0.8	1,843,148
Capital Markets	0.8	1,835,836
Containers & Packaging	0.7	1,735,520
Media	0.7	1,709,654
Commercial Services & Supplies	0.7	1,690,339
Communications Equipment	0.6	1,397,629
Health Care Equipment & Supplies	0.6	1,377,474
Information Technology Services	0.6	1,358,665
Computers & Peripherals	0.6	1,327,809
Distributors	0.5	1,210,104
Road & Rail	0.5	1,134,414
Real Estate Management & Development	0.4	859,349
Gas Utilities	0.3	712,382
Transportation Infrastructure	0.2	501,822
Electronic Equipment & Instruments	0.2	472,580
Internet & Catalog Retail	0.2	432,421
Specialty Retail	0.2	386,656
Leisure Equipment & Products	0.2	351,830
Consumer Finance	0.1	220,144

TOTAL COMMON STOCKS	98.3	228,638,572
PREFERRED STOCK	0.1	286,631
INVESTMENT COMPANY SECURITIES	0.7	1,728,990
COLLATERAL FOR SECURITIES ON LOAN	17.3	40,222,333

TOTAL INVESTMENTS	116.4%	$270,876,526

9

Munder International Fund — Core Equity

Portfolio of Investments, March 31, 2008 (Unaudited) (a),(b)

Shares		Value(c),(g)

COMMON STOCKS — 94.6%
Australia — 4.4%
9,821	ASX Ltd.	$335,680
79,102	BHP Billiton Limited (d)	2,588,751
67,692	Coca Cola Amatil Ltd.	525,842
304,730	Dexus Property Group	469,260
152,489	Goodman Group	600,640
116,280	Qantas Airways Limited	417,634
292,642	Telstra Corporation Ltd.	1,176,760
12,453	Wesfarmers Limited	455,118

		6,569,685

Austria — 0.7%
8,437	OMV Aktiengesellschaft	557,571
7,119	Voestalpine AG	494,521

		1,052,092

Belgium — 1.3%
1,939	Colruyt SA	498,975
11,403	KBC Groep NV	1,478,723

		1,977,698

Denmark — 2.4%
9,625	Carlsberg A/S, B Shares	1,230,787
37,400	Danske Bank A/S	1,379,716
6,950	Novo Nordisk A/S	475,262
2,500	Topdanmark A/S †	420,777

		3,506,542

Finland — 2.5%
26,842	Konecranes Oyj	1,033,993
58,356	Nokia OYJ	1,846,275
18,719	Rautaruukki Oyj	903,423

		3,783,691

France — 9.8%
14,105	Air France-KLM	397,266
23,738	BNP Paribas (d)	2,394,363
17,968	Bouygues	1,141,486
13,723	Cap Gemini S.A.	781,463
4,559	Casino Guichard-Perrachon SA	546,579
15,088	France Telecom S.A.	507,369
4,370	Lafarge S.A.	760,008
28,474	Rexel S.A. †	501,679
17,928	Sanofi-Aventis	1,344,997

1

19,332	SUEZ	1,268,732
23,069	Total S.A.	1,713,204
14,165	VINCI	1,024,001
53,851	Vivendi Universal, S.A.	2,104,176

		14,485,323

Germany — 8.4%
10,857	BASF Aktiengesellschaft	1,462,254
12,457	Bayerische Motoren Werke AG	688,130
5,231	Continental AG	533,412
8,893	Daimler AG	760,256
6,023	Deutsche Bank AG	681,781
6,648	Deutsche Boerse AG	1,070,858
13,400	E.ON AG (d)	2,480,663
20,688	GILDEMEISTER Aktiengesellschaft	520,619
11,952	MAN AG	1,587,655
6,156	Merck KGaA	758,745
9,689	MTU Aero Engines Holding AG	409,181
24,911	ThyssenKrupp AG	1,425,254

		12,378,808

Greece — 1.0%
21,059	Coca-Cola Hellenic Bottling Co. S.A.	980,783
10,913	National Bank of Greece S.A.	575,789

		1,556,572

Hong Kong — 1.3%
60,600	Hang Seng Bank Limited	1,095,568
165,300	The Wharf (Holdings) Limited	779,491

		1,875,059

Ireland — 1.4%
46,337	Allied Irish Banks, public limited company	987,585
27,947	CRH, public limited company	1,062,441

		2,050,026

Italy — 3.5%
10,977	Assicurazioni Generali S.p.A.	493,556
170,131	Enel S.p.A.	1,804,953
55,037	ENI S.p.A.	1,876,815
22,393	Fiat S.p.A.	517,920
63,606	UniCredito Italiano S.p.a.	425,772

		5,119,016

Japan — 18.1%
25,000	Aisin Seiki Co. Ltd.	932,986
52,000	Daihatsu Motor Co., Ltd.	624,438
37,500	FamilyMart Co., Ltd.	1,343,048
276,000	Hokuhoku Financial Group, Inc.	830,658
632	K.K. DaVinci Advisors †	483,764
165	KDDI Corporation	1,008,076

2

816	Kenedix Inc.	900,482
59,400	Komatsu Ltd.	1,647,683
37,000	Konica Minolta Holdings, Inc.	502,588
38,000	Kuraray Co., Ltd.	452,889
32,400	Makita Corporation	1,017,376
54,000	Matsushita Electric Industrial Co., Ltd.	1,170,144
35,900	Mitsubishi Corp.	1,084,059
91,000	Mitsubishi Electric Corporation	786,938
66,400	Mitsui & Co. Ltd.	1,345,586
76,800	Mitsui O.S.K. Lines Ltd.	928,411
6,400	Nidec Corporation	393,579
39,300	Nikon Corp.	1,046,765
1,700	Nintendo Co. Ltd.	876,605
42,000	Nippon Electric Glass Co., Ltd.	649,298
10,300	Nitto Denko Corporation	435,022
246	RISA Partners, Inc.	493,579
22,200	Seiko Epson Corporation	597,984
33,700	Sumitomo Electric Industries Ltd.	426,659
205,800	Sumitomo Metal Industries Ltd.	780,421
27,000	Sumitomo Metal Mining Co., Ltd.	502,458
63,000	Suruga Bank Ltd.	794,452
30,000	Taisho Pharmaceutical Co., Ltd.	595,004
25,700	Takeda Pharmaceutical Company Limited	1,286,547
10,100	TDK Corp.	596,800
18,200	Tokai Rika Co. Ltd.	475,632
91,000	Tokyu Land Corporation	570,576
24,000	Toyota Motor Corporation	1,196,629

		26,777,136

Netherlands — 2.7%
9,557	Fugro NV	742,184
61,892	ING Groep N.V.	2,317,727
19,576	Koninklijke DSM NV	944,165

		4,004,076

Norway — 2.3%
109,600	DnB NOR ASA	1,663,688
14,650	StatoilHydro ASA	439,009
22,300	Yara International ASA	1,289,650

		3,392,347

Singapore — 0.5%
54,600	DBS Group Holdings Ltd.	714,011

Spain — 5.2%
24,783	ACS, Actividades de Construccion y Servicios, S.A.	1,411,280
120,857	Banco Santander S.A.	2,407,932
187,587	Mapfre SA	941,766

3

21,553	Repsol YPF, S.A.	743,825
78,381	Telefonica S.A.	2,252,139

		7,756,942

Sweden — 1.6%
65,500	Nordea Bank AB	1,061,563
53,100	Skandinaviska Enskilda Banken AB, A Shares	1,389,643

		2,451,206

Switzerland — 7.5%
7,844	Baloise-Holding	779,582
6,063	Nestle S.A.	3,029,668
11,174	Roche Holding AG	2,102,931
4,350	Swatch Group AG	1,162,949
20,202	Swiss Reinsurance Company	1,764,700
7,119	Zurich Financial Services	2,241,937

		11,081,767

United Kingdom — 20.0%
115,197	Amlin PLC	621,291
12,054	AstraZeneca PLC	450,709
21,288	Aveva Group plc	481,219
94,650	Aviva plc	1,159,956
49,427	Balfour Beatty plc	462,029
68,627	Barclays PLC	616,989
128,737	Beazley Group PLC	407,519
158,322	BP p.l.c.	1,608,775
154,895	British Airways PLC †	720,114
35,427	British American Tobacco p.l.c.	1,329,566
199,613	BT Group PLC	860,662
42,993	Dairy Crest Group PLC	400,179
33,273	De La Rue PLC	585,403
29,479	Diageo plc	594,416
37,636	Firstgroup Plc	420,902
19,502	GlaxoSmithKline plc	412,592
50,248	Greene King plc	563,445
71,769	HBOS plc	797,644
219,386	International Power plc	1,732,910
48,531	Interserve PLC	464,971
22,839	Keller Group plc	305,960
103,812	National Grid PLC	1,424,701
211,606	Royal Bank of Scotland Group plc (The)	1,416,329
4,700	Royal Dutch Shell PLC, A Shares	162,025
80,153	Royal Dutch Shell PLC, B Shares	2,697,924
21,366	Shire PLC	412,803
98,351	Stagecoach Group plc	472,366
15,134	Standard Chartered plc	517,215
200,505	Tesco PLC	1,508,164
130,758	Thomas Cook Group Plc †	752,576
17,402	Unilever plc	586,782

4

508,743	Vodafone Group Plc	1,523,603
167,590	William Morrison Supermarkets plc	912,176
30,971	Xstrata PLC	2,167,928

		29,551,843

TOTAL COMMON STOCKS
(Cost $154,948,108)		140,083,840

PREFERRED STOCKS — 1.9%
(Cost $2,915,561)
Germany — 1.9%
19,616	Fresenius SE	1,633,601
6,130	Porsche AG	1,120,487

		2,754,088

INVESTMENT COMPANY SECURITY — 0.9%
(Cost $1,386,317)
1,386,317	Institutional Money Market Fund (e)	1,386,317

TOTAL INVESTMENTS
(Cost $159,249,986)(f)	97.4%	$144,224,245

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2008. Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(b)	The Fund primarily invests in foreign securities. Investing in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investing in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for local shares of the security. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information,

5

industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

(e)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(f)	At March 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $2,658,681, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $17,684,422 and net depreciation for financial reporting purposes was $15,025,741. At March 31, 2008, aggregate cost for financial reporting purposes was $159,249,986.

(g)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

At March 31, 2008, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Commercial Banks	13.9%	$20,547,640
Oil, Gas & Consumable Fuels	6.6	9,799,148
Metals & Mining	6.0	8,862,756
Insurance	6.0	8,831,084
Pharmaceuticals	5.3	7,839,590
Food & Staples Retailing	3.6	5,264,060
Diversified Telecommunication Services	3.2	4,796,930
Machinery	3.2	4,789,950
Chemicals	3.1	4,583,980
Electric Utilities	2.9	4,285,616
Food Products	2.7	4,016,629
Automobiles	2.6	3,787,373
Diversified Financial Services	2.5	3,724,265
Wireless Telecommunication Services	2.5	3,673,165
Construction & Engineering	2.5	3,668,241
Beverages	2.3	3,331,828
Trading Companies & Distributors	2.0	2,931,324
Real Estate Management & Development	1.8	2,734,313
Multi-Utilities	1.8	2,693,433
Household Durables	1.5	2,187,520
Media	1.4	2,104,176
Auto Components	1.3	1,942,030
Communications Equipment	1.3	1,846,275
Construction Materials	1.2	1,822,449
Independent Power Producers & Energy Traders	1.2	1,732,910

6

Electronic Equipment & Instruments	1.1	1,639,677
Airlines	1.0	1,535,014
Software	0.9	1,357,824
Tobacco	0.9	1,329,566
Hotels, Restaurants & Leisure	0.9	1,316,021
Electrical Equipment	0.8	1,213,597
Capital Markets	0.8	1,175,360
Textiles, Apparel & Luxury Goods	0.8	1,162,949
Real Estate Investment Trusts (REITs)	0.7	1,069,900
Leisure Equipment & Products	0.7	1,046,765
Marine	0.6	928,411
Road & Rail	0.6	893,268
Information Technology Services	0.5	781,463
Energy Equipment & Services	0.5	742,184
Computers & Peripherals	0.4	597,984
Commercial Services & Supplies	0.4	585,403
Office Electronics	0.3	502,588
Aerospace & Defense	0.3	409,181

TOTAL COMMON STOCKS	94.6	140,083,840
PREFERRED STOCKS	1.9	2,754,088
INVESTMENT COMPANY SECURITY	0.9	1,386,317

TOTAL INVESTMENTS	97.4%	$144,224,245

7

Munder International Small-Mid Cap Fund

Portfolio of Investments, March 31, 2008 (Unaudited) (a),(b)

Shares		Value(c),(g)

COMMON STOCKS — 94.4%
Australia — 4.9%
380,468	Abacus Group Holdings Limited	$460,715
50,516	Ansell Limited	536,917
205,602	Australian Worldwide Exploration Limited †	663,286
135,585	Centennial Coal Company Limited	504,318
286,353	Challenger Financial Services Group Ltd.	476,290
152,737	David Jones Limited	508,094
124,989	Downer EDI Limited	715,064
134,165	FKP Property Group	349,448
38,003	Flight Centre Ltd.	735,601
26,141	Incitec Pivot Limited	3,372,109
154,146	SMS Management & Technology Limited	711,414

		9,033,256

Austria — 0.9%
16,276	Andritz AG	893,440
32,007	Zumtobel AG	849,932

		1,743,372

Belgium — 1.3%
2,573	Colruyt SA	662,126
12,973	Tessenderlo Chemie NV	589,651
22,393	Umicore	1,165,232

		2,417,009

Canada — 5.3%
30,000	Astral Media Inc.	1,139,559
10,730	Atco Ltd.	497,796
93,534	Bow Valley Energy Ltd. †	459,264
20,700	Gildan Activewear Inc. †	780,850
14,247	Laurentian Bank of Canada	590,589
22,859	Major Drilling Group International Inc. †	1,191,443
47,646	Oilexco Incorporated †	623,397
41,915	Open Text Corporation †	1,312,359
114,700	Sherritt International Corp.	1,622,528
58,300	Westjet Airlines Ltd. †	1,028,038
35,916	Yamana Gold Inc.	526,957

		9,772,780

Denmark — 1.3%
8,550	Almindelig Brand A/S †	537,611
8,550	East Asiatic Company Ltd. A/S (The)	747,586
30,750	Sydbank A/S	1,118,117

		2,403,314

1

Finland — 2.0%
30,405	Elisa Oyj	759,389
38,693	Konecranes Oyj (d)	1,490,511
31,755	Nokian Renkaat OYJ	1,353,596

		3,603,496

France — 10.0%
20,281	Air France-KLM	571,212
22,241	Beneteau	596,920
9,856	Bureau Veritas SA †	563,277
7,243	Casino Guichard-Perrachon SA	868,365
16,163	CNP Assurances	1,992,392
2,069	Compagnie Generale de Geophysique-Veritas †	515,051
7,685	Compagnie Generale des Etablissements Michelin, B Shares	802,213
4,246	Geodis SA	489,346
28,151	Haulotte Group (d)	640,429
20,562	Ipsen SA	1,167,342
18,160	Klepierre	1,114,406
7,407	Lagardere SCA	553,818
4,711	Laurent-Perrier S.A.	741,740
10,515	Neuf Cegetel	585,501
5,168	Nexans	609,475
9,988	Nexity	429,220
10,350	Orpea †	626,804
4,698	Pierre & Vacances SA	565,618
14,212	Rhodia †	331,846
8,425	Rubis	711,601
6,598	SEB SA	1,205,928
9,991	Sopra Group	745,761
6,754	Technip SA †	525,999
37,825	Teleperformance	1,406,913

		18,361,177

Germany — 7.5%
52,454	AIXTRON Aktiengesellschaft †	719,633
14,740	Deutsche Euroshop AG	618,537
20,849	GEA Group AG	701,097
22,873	Hannover Rueckversicherung AG	1,192,376
19,373	Lanxess AG	777,779
11,805	MAN AG	1,568,128
16,369	MTU Aero Engines Holding AG	691,288
20,949	Rhoen-Klinikum AG	620,784
9,559	Salzgitter AG	1,662,906
11,835	SGL Carbon AG †	747,380
10,425	Software AG	799,881
14,529	Stada Arzneimittel AG	1,055,361
38,745	Vivacon AG	818,436
4,668	Vossloh AG	658,547

2

2,288	Wacker Chemie AG	468,788
9,159	Wincor Nixdorf AG	733,110

		13,834,031

Greece — 0.6%
35,870	Gr. Sarantis S.A.	673,893
18,431	Hellenic Exchanges S.A.	437,633

		1,111,526

Hong Kong — 2.9%
415,000	Industrial and Commercial Bank of China (Asia) Limited	1,030,214
600,000	Midland Holdings Limited	593,628
514,000	Noble Group Limited	821,534
648,000	Texwinca Holdings Limited	465,435
87,500	Wing Hang Bank Limited	1,333,415
416,000	Xinao Gas Holdings Limited	751,538
588,000	Xinyi Glass Holdings Ltd.	402,696

		5,398,460

Ireland — 1.4%
129,933	Glanbia plc	1,035,914
117,144	Greencore Group PLC	691,679
132,783	United Drug plc	796,598

		2,524,191

Italy — 4.2%
113,209	Azimut Holding SpA	1,174,247
64,475	Cementir-Cementerie del Tirreno S.p.A. (d)	598,524
69,015	Credito Emiliano S.p.A.	916,331
23,486	Fondiaria-SAI S.p.A.	972,940
41,405	Indesit Co. S.p.A.	539,940
56,605	MARR S.p.A.	637,173
113,209	Milano Assicurazioni SpA	760,043
9,383	Pirelli & C Real Estate SpA	350,781
46,527	Prysmian S.p.A. †	993,104
92,928	Recordati S.p.A.	695,039

		7,638,122

Japan — 13.9%
32,700	ABC-Mart	774,197
22,600	Atrium Co. Ltd.	266,856
19,000	Capcom Co., Ltd.	648,074
96,800	Chugoku Marine Paints Ltd.	676,862
121	DeNA Co., Ltd.	762,319
26,900	EXEDY Corporation	766,413
31,100	Gigas K’s Denki Corporation	620,565
34,900	Glory Ltd.	742,255
14,770	Goldcrest Co. Ltd.	333,392
29,000	Hisamitsu Pharmaceutical Company Inc.	1,056,079
48,600	Hitachi Koki Co., Ltd.	619,201

3

72,300	Hitachi Kokusai Electric Inc.	746,355
14,500	Hogy Medical Co. Ltd.	746,238
491	Intelligence, Ltd.	463,022
30,800	Joint Corporation	198,680
1,007	Kenedix Inc.	1,111,256
29,900	Kintetsu World Express Inc.	695,907
46,600	Kuroda Electric Co., Ltd.	614,757
37,300	Mandom Corporation	1,122,592
105,000	Minebea Co., Ltd.	610,955
24,500	Mitsumi Electric Co. Ltd.	774,228
123,000	Nippon Denko Co., Ltd.	1,174,719
21,100	Nissha Printing Co., Ltd.	1,035,102
72,900	NSD CO. LTD.	1,061,906
333	RISA Partners, Inc.	668,138
87,000	Suruga Bank Ltd.	1,097,101
59,300	Toho Pharmaceutical Co. Ltd.	1,514,030
43,500	Tokai Rika Co. Ltd.	1,136,813
122,000	Toshiba Machine Co., Ltd.	744,141
30,800	TS Tech Co., Ltd.	563,596
27,600	Tsuruha Company Ltd.	1,193,379
217,000	Ube Industries Ltd.	703,160
45,700	Urban Corporation	194,390

		25,436,678

Luxembourg — 0.3%
6,125	Millicom International Cellular S.A. †	579,119

Netherlands — 4.2%
24,591	Fugro NV	1,909,704
21,325	Gemalto NV †	620,480
30,206	Imtech NV	801,630
51,393	Koninklijke BAM Groep nv	1,211,370
10,307	Koninklijke Boskalis Westminster N.V.	593,609
23,691	Koninklijke DSM N.V. (d)	1,142,635
7,976	Nutreco Holding N.V.	613,235
35,960	SNS Reaal	729,518

		7,622,181

Norway — 1.3%
626,000	DNO ASA †	1,117,429
92,000	Ementor ASA †	592,575
40,800	TANDBERG asa	609,715

		2,319,719

Portugal — 0.3%
99,588	Banco BPI SA (d)	526,702

4

Singapore — 1.0%
354,000	Indofood Agri Resources Ltd. †	601,809
320,000	Tat Hong Holdings Ltd.	516,110
400,400	Wing Tai Holdings Ltd.	637,056

		1,754,975

South Korea — 2.6%
1,757	CJ CheilJedang Corp. †	390,307
26,020	Daegu Bank	349,438
8,770	Daum Communications Corporation †	656,189
7,869	Honam Petrochemical Corp.	641,216
4,692	Korea Line Corporation	881,216
6,904	Korea Zinc Co. Ltd.	833,067
84,170	Pusan Bank	1,053,878

		4,805,311

Spain — 4.6%
26,429	Bolsas y Mercados Espanoles, Sociedad Holding de Mercados y Sistemas Financieros, S.A. (d)	1,290,964
22,795	Gestevision Telecinco, S.A.	463,880
202,884	Mapfre S.A.	1,018,563
17,074	Obrascon Huarte Lain S.A.	633,456
11,855	Red Electrica de Espana	725,809
17,984	Solaria Energia y Medio Ambiente S.A. †	337,583
184,873	TUBACEX, S.A. (d)	2,045,995
20,210	Union Fenosa S.A.	1,358,260
28,151	Viscofan S.A.	644,873

		8,519,383

Sweden — 1.9%
11,775	Modern Times Group MTG AB, B Shares	820,426
43,100	NCC AB, B Shares	1,254,879
71,300	Peab AB	758,977
23,000	Saab AB	580,627

		3,414,909

Switzerland — 5.8%
25,243	Actelion Ltd. †	1,376,406
3,436	Bucher Industries AG	930,706
3,358	Galenica AG	1,113,303
1,449	Helvetia Holding AG	545,691
7,265	Holcim Ltd.	763,004
1,763	Kaba Holding AG	595,152
1,757	Kuoni Reisen Holding AG	975,718
787	Sika AG	1,545,313
5,539	Swatch Group AG	1,480,822
4,614	Syngenta AG	1,352,003

		10,678,118

5

United Kingdom — 16.3%
161,913	Amlin PLC	873,244
33,062	Aveva Group plc	747,372
62,338	Balfour Beatty plc	582,717
423,598	Beazley Group PLC	1,340,907
46,010	BPP Holdings PLC	483,963
108,971	British Airways PLC †	506,611
114,420	Britvic PLC	723,829
117,447	Cattles PLC	539,606
67,502	Charter plc †	1,138,727
28,151	Chemring Group Plc	1,372,165
88,085	Cookson Group plc	1,160,791
57,513	Croda International Plc	756,770
58,118	Dairy Crest Group PLC	540,963
43,137	Dana Petroleum plc †	1,077,854
300,953	DS Smith Plc	934,754
57,815	Firstgroup Plc	646,575
283,535	Galiform Plc †	445,954
218,851	GallifordTry plc	283,409
34,967	Greene King plc	392,095
9,193	Greggs plc	824,304
52,625	ICAP plc	594,276
77,133	IG Group Holdings PLC	500,961
110,788	Inchcape Plc	883,899
105,642	Informa plc	656,768
73,583	Inmarsat plc	648,767
80,820	Interserve PLC	774,328
158,702	John Wood Group PLC	1,277,195
21,189	Kier Group Plc	580,328
108,289	Michael Page International Plc	649,583
23,912	Morgan Sindall PLC	469,824
79,647	Mothercare plc	646,512
142,380	N Brown Group PLC	688,069
94,604	Petrofac Limited	1,053,311
338,930	Regus Group PLC	639,025
46,530	Speedy Hire PLC	702,752
556,891	Spirent Communications plc †	701,824
71,437	Sthree PLC	276,466
186,796	Thomas Cook Group Plc	1,075,102
15,652	Vedanta Resources PLC	651,096
38,340	Venture Production plc †	474,811
70,972	Vitec Group plc	604,266

		29,921,773

TOTAL COMMON STOCKS
(Cost $192,811,321)		173,419,602

6

PREFERRED STOCKS — 1.9%
Germany — 1.9%
19,977	Fresenius SE	1,663,665
11,726	Fuchs Petrolub AG	1,093,898
33,735	ProSiebenSat.1 Media AG	729,649

TOTAL PREFERRED STOCKS
(Cost $3,594,532)		3,487,212

INVESTMENT COMPANY SECURITIES — 0.6%
Canada — 0.5%
33,000	Crescent Point Energy Trust	920,123

United States — 0.1%
128,148	Institutional Money Market Fund (e)	128,148

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $844,859)		1,048,271

TOTAL INVESTMENTS
(Cost $197,250,712)(f)	96.9%	$177,955,085

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2008. Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(b)	The Fund primarily invests in foreign securities. Investing in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investing in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for local shares of the security. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

7

(d)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

(e)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(f)	At March 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $8,387,994, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $27,683,621 and net depreciation for financial reporting purposes was $19,295,627. At March 31, 2008, aggregate cost for financial reporting purposes was $197,250,712.

(g)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

At March 31, 2008, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Chemicals	7.4%	$13,523,364
Machinery	5.5	10,118,937
Metals & Mining	5.3	9,708,711
Insurance	5.0	9,233,767
Commercial Banks	4.4	8,015,785
Construction & Engineering	4.3	7,944,526
Food Products	3.0	5,488,862
Energy Equipment & Services	2.9	5,281,260
Media	2.7	5,041,364
Auto Components	2.7	5,025,325
Commercial Services & Supplies	2.7	4,943,348
Oil, Gas & Consumable Fuels	2.7	4,920,358
Real Estate Management & Development	2.7	4,872,212
Health Care Providers & Services	2.5	4,671,519
Pharmaceuticals	2.2	3,973,821
Hotels, Restaurants & Leisure	2.0	3,744,133
Electrical Equipment	1.9	3,537,474
Diversified Financial Services	1.9	3,435,365
Food & Staples Retailing	1.8	3,361,042
Software	1.8	3,257,233
Household Durables	1.7	3,127,681
Textiles, Apparel & Luxury Goods	1.5	2,727,108
Trading Companies & Distributors	1.4	2,655,153
Aerospace & Defense	1.4	2,644,080
Capital Markets	1.3	2,436,661
Computers & Peripherals	1.2	2,127,817
Airlines	1.1	2,105,861
Electric Utilities	1.1	2,084,069
Communications Equipment	1.1	2,057,894

8

Information Technology Services	1.1	2,049,749
Diversified Telecommunication Services	1.1	1,993,658
Internet Software & Services	1.1	1,968,548
Specialty Retail	1.0	1,840,716
Personal Products	1.0	1,796,486
Real Estate Investment Trusts (REITs)	0.9	1,575,121
Beverages	0.8	1,465,570
Gas Utilities	0.8	1,463,140
Internet & Catalog Retail	0.8	1,450,389
Biotechnology	0.8	1,376,406
Construction Materials	0.7	1,361,528
Health Care Equipment & Supplies	0.7	1,283,155
Leisure Equipment & Products	0.7	1,201,187
Air Freight & Logistics	0.6	1,185,253
Industrial Conglomerates	0.6	1,160,791
Multiline Retail	0.6	1,154,606
Containers & Packaging	0.5	934,754
Distributors	0.5	883,899
Marine	0.5	881,216
Semiconductors & Semiconductor Equipment	0.4	719,634
Road & Rail	0.4	646,574
Building Products	0.3	595,152
Wireless Telecommunication Services	0.3	579,119
Consumer Finance	0.3	539,606
Multi-Utilities	0.3	497,796
Diversified Consumer Services	0.3	483,963
Thrifts & Mortgage Finance	0.1	266,856

TOTAL COMMON STOCKS	94.4	173,419,602
TOTAL PREFERRED STOCKS	1.9	3,487,212
INVESTMENT COMPANY SECURITIES	0.6	1,048,271

TOTAL INVESTMENTS	96.9%	$177,955,085

9

Munder Internet Fund

Portfolio of Investments, March 31, 2008 (Unaudited) (a),(b)

Shares		Value(c),(l)

COMMON STOCKS — 99.8%
Consumer Discretionary — 17.9%
Hotels, Restaurants & Leisure — 1.5%
106,300	Ctrip.com International, Ltd., ADR (e)	$5,636,026

Internet & Catalog Retail — 15.3%
191,400	Amazon.com, Inc. †,(e)	13,646,820
68,000	B2W Compania Global Do Varejo	2,286,431
62,000	DoveBid, Inc. †,(f),(g),(h)	372
1,593,200	drugstore.com, inc. †,(e)	3,536,904
371,245	Expedia, Inc. †,(e)	8,126,553
111,400	FTD Group, Inc. (e)	1,494,988
354,000	GSI Commerce, Inc. †,(e)	4,655,100
259,500	IAC/InterActiveCorp †,(e)	5,387,220
85,882	Netflix, Inc. †,(e)	2,975,811
543,700	PetMed Express, Inc. †,(e)	6,029,633
90,366	priceline.com Incorporated †,(e)	10,921,635
162,000	US Auto Parts Network, Inc. †,(e)	518,400

		59,579,867

Media — 1.1%
51,000	Focus Media Holding Limited, ADR †,(e)	1,792,650
58,112	The Orchard Enterprises, Inc. †,(e)	342,279
141,000	Time Warner Inc. (e)	1,976,820

		4,111,749

Total Consumer Discretionary		69,327,642

Financials — 0.8%
Insurance — 0.8%
138,000	eHealth, Inc. †,(e)	3,045,660

Industrials — 3.0%
Commercial Services & Supplies — 3.0%
124,300	51job, Inc., ADR †,(e)	2,019,875
340,986	Intermap Technologies Corp. †	1,853,672
323,750	Monster Worldwide, Inc. †,(e)	7,837,988

		11,711,535

Information Technology — 78.1%
Communications Equipment — 10.7%
658,300	Cisco Systems, Inc. †,(e)	15,858,447
298,500	Juniper Networks, Inc. †,(e)	7,462,500
287,000	QUALCOMM Incorporated (e)	11,767,000
57,500	Research In Motion Limited †,(e)	6,453,225

		41,541,172

1

Computers & Peripherals — 3.6%
64,550	Apple Inc. †	9,262,925
199,300	EMC Corporation †,(e)	2,857,962
45,300	Hewlett-Packard Company	2,068,398

		14,189,285

Electronic Equipment & Instruments — 0.1%
72,200	Wireless Ronin Technologies, Inc. †,(e)	288,800

Internet Software & Services — 46.8%
381,500	Akamai Technologies, Inc. †,(e)	10,743,040
30,300	Alibaba.com Limited †	63,694
36,100	Baidu.com, Inc., ADR †,(e)	8,650,643
325,700	Bidz.com, Inc. †,(e)	2,729,366
172,133	CMGI, Inc. †,(e)	2,282,484
1,353,727	CNET Networks, Inc. †,(e)	9,611,462
470,381	Digital River, Inc. †,(e)	14,567,700
484,101	eBay Inc. †,(e)	14,445,574
91,800	Gmarket Inc., ADR †,(e)	1,966,356
17,668	Google Inc., Class A †,(e)	7,782,224
150,000	Greenfield Online, Inc. †,(e)	1,779,000
105,380	LiveDeal, Inc. †,(e)	353,023
87,700	LoopNet, Inc. †,(e)	1,113,790
5,786	Mainstream Data Services, Inc., †,(f),(g),(h)	0
55,400	MercadoLibre, Inc. †,(e)	2,202,704
4,080,821	Move, Inc. †,(e)	12,568,929
184,100	NetEase.com, Inc., ADR †,(e)	3,536,561
14,000	NHN Corporation †	3,266,926
222,000	Omniture, Inc. †,(e)	5,152,620
389,500	RealNetworks, Inc. †,(e)	2,231,835
224,200	Rediff.com India Limited, ADR †,(e)	1,784,632
241,400	SINA Corporation †,(e)	8,509,350
155,350	Sohu.com Inc. †,(e)	7,010,945
297,200	Spark Networks, Inc. †,(e)	1,272,016
240,800	TechTarget, Inc. †,(e)	3,412,136
533,800	Tencent Holdings Ltd.	3,035,039
477,740	TheStreet.com, Inc. (e)	3,860,139
440,000	United Online, Inc. (e)	4,646,400
113,400	ValueClick, Inc. †,(e)	1,956,150
337,000	VeriSign, Inc. †,(e)	11,201,880
59,000	VistaPrint Limited †,(e)	2,062,050
145,450	WebMD Health Corp., Class A †,(e)	3,428,256
840,280	Yahoo! Inc. †,(e)	24,309,300

		181,536,224

Semiconductors & Semiconductor Equipment — 4.8%
158,000	Broadcom Corporation, Class A †,(e)	3,044,660
165,000	Fairchild Semiconductor International, Inc. †	1,966,800
240,000	Intel Corporation (e)	5,083,200
371,700	Micron Technology, Inc. †,(e)	2,219,049

2

Semiconductors & Semiconductor Equipment (Continued)
294,500	Silicon Motion Technology Corporation, ADR †,(e)	4,158,340
190,000	STMicroelectronics N.V.	2,025,400

		18,497,449

Software — 12.1%
220,800	Check Point Software Technologies Ltd. †,(e)	4,945,920
144,500	McAfee, Inc. †,(e)	4,781,505
400,000	Microsoft Corporation	11,352,000
2,156,300	Napster, Inc. †,(e)	3,191,324
195,500	Oracle Corporation †,(e)	3,823,980
112,200	Red Hat, Inc. †,(e)	2,063,358
106,500	salesforce.com, inc. †,(e)	6,163,155
120,300	Shanda Interactive Entertainment Limited, ADR †,(e)	3,500,730
2,602,300	SourceForge, Inc. †,(e)	5,178,577
105,400	The9 Limited, ADR †,(e)	2,160,700

		47,161,249

Total Information Technology		303,214,179

TOTAL COMMON STOCKS
(Cost $488,801,600)		387,299,016

PREFERRED STOCKS — 0.5%
Information Technology — 0.5%
Computers & Peripherals — 0.1%
444,444	Alacritech, Inc., Series C †,(f),(g),(h)	251,066

Internet Software & Services — 0.4%
391,000	Universo Online SA †	1,684,596

TOTAL PREFERRED STOCKS
(Cost $3,118,397)		1,935,662

INVESTMENT COMPANY SECURITY — 0.2%
(Cost $886,936)
886,936	Institutional Money Market Fund (i)	886,936

COLLATERAL FOR SECURITIES ON LOAN(d) — 41.7%
(Cost $162,108,459)
162,108,459	State Street Navigator Securities Trust — Prime Portfolio (j)	162,108,459

TOTAL INVESTMENTS
(Cost $654,915,392)(k)	142.2%	$552,230,073

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2008.

(b)	The Fund primarily invests in equity securities of companies positioned to benefit from the growth of the Internet. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. As of March 31, 2008, more than 25% of the Fund’s assets were invested in issuers in the Internet software & services industry. When the Fund

3

concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for the local shares of the security. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchange. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with the guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of the purchase may be valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such a valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Fair valued security as of March 31, 2008, (see note (c) above). At March 31, 2008, these securities represent $251,438, 0.1% of net assets.

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2008, securities subject to

4

restrictions on resale that have not been deemed to be liquid represent $251,438, 0.1% of net assets.

Security	Acquisition Date	Cost

Alacritech, Inc., Series C	12/13/01	$999,999
DoveBid, Inc.	04/10/02	248,000
Mainstream Data Services, Inc.	08/29/00	213,440

(i)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(j)	At March 31, 2008, the market value of the securities on loan is $157,733,760.

(k)	At March 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $19,560,965, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $122,246,284 and net depreciation for financial reporting purposes was $102,685,319. At March 31, 2008, aggregate cost for financial reporting purposes was $654,915,392.

(l)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

ABBREVIATION:
ADR — American Depositary Receipt

5

At March 31, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	79.4%	$308,377,147
China	11.8	45,916,213
Canada	2.1	8,306,897
South Korea	1.4	5,233,282
Israel	1.3	4,945,920
Taiwan	1.1	4,158,340
Brazil	0.6	2,286,431
Argentina	0.6	2,202,704
Bermuda	0.5	2,062,050
Switzerland	0.5	2,025,400
India	0.5	1,784,632

TOTAL COMMON STOCKS	99.8	387,299,016
PREFERRED STOCKS	0.5	1,935,662
INVESTMENT COMPANY SECURITY	0.2	886,936
COLLATERAL FOR SECURITIES ON LOAN	41.7	162,108,459

TOTAL INVESTMENTS	142.2%	$552,230,073

6

Munder Large-Cap Growth Fund

Portfolio of Investments, March 31, 2008 (Unaudited) (a)

Shares		Value(b),(h)

COMMON STOCKS — 99.1%
Consumer Discretionary — 13.2%
Auto Components — 1.5%
47,425	Johnson Controls, Inc.	$1,602,965

Hotels, Restaurants & Leisure — 4.1%
55,100	Burger King Holdings, Inc.	1,524,066
19,600	Ctrip.com International, Ltd., ADR (d)	1,039,192
31,675	McDonald’s Corporation	1,766,514

		4,329,772

Household Durables — 3.3%
18,100	Desarrolladora Homex S.A.B. de C.V., ADR †,(d)	1,050,705
17,500	Garmin Ltd. (d)	945,175
29,100	Snap-on Incorporated	1,479,735

		3,475,615

Media — 1.4%
26,800	News Corporation, Class B (d)	510,272
51,900	Shaw Communications, Inc., Class B	943,542

		1,453,814

Specialty Retail — 1.2%
32,925	Guess?, Inc. (d)	1,332,475

Textiles, Apparel & Luxury Goods — 1.7%
29,000	Crocs, Inc. †,(d)	506,630
36,050	Gildan Activewear Inc. †,(d)	1,346,828

		1,853,458

Total Consumer Discretionary		14,048,099

Consumer Staples — 13.8%
Beverages — 6.8%
27,000	Central European Distribution Corporation †,(d)	1,571,130
36,950	Coca-Cola Company (The)	2,249,146
18,000	Hansen Natural Corporation †,(d)	635,400
10,000	Molson Coors Brewing Company	525,700
30,450	PepsiCo, Inc.	2,198,490

		7,179,866

Food & Staples Retailing — 4.3%
16,100	Costco Wholesale Corporation (d)	1,046,017
47,025	CVS Caremark Corporation	1,904,983
42,700	Kroger Co. (The)	1,084,580
11,200	Wal-Mart Stores, Inc.	590,016

		4,625,596

1

Household Products — 1.3%
19,359	Procter & Gamble Company (The)	1,356,485

Personal Products — 1.4%
30,825	Herbalife Ltd. (d)	1,464,188

Total Consumer Staples		14,626,135

Energy — 8.1%
Energy Equipment & Services — 7.0%
13,125	Core Laboratories N.V. †,(d)	1,565,812
25,300	National Oilwell Varco, Inc. †,(d)	1,477,014
23,000	Oceaneering International, Inc. †	1,449,000
18,175	Schlumberger Limited	1,581,225
21,000	Smith International, Inc. (d)	1,348,830

		7,421,881

Oil, Gas & Consumable Fuels — 1.1%
14,550	Exxon Mobil Corporation	1,230,639

Total Energy		8,652,520

Financials — 6.1%
Capital Markets — 2.8%
29,000	Bank of New York Mellon Corporation (The)	1,210,170
17,200	GFI Group Inc. †,(d)	985,560
47,400	TD AMERITRADE Holding Corporation †	782,574

		2,978,304

Diversified Financial Services — 1.7%
5,525	IntercontinentalExchange, Inc. †	721,013
26,700	Nasdaq Stock Market, Inc. (The) †	1,032,222

		1,753,235

Insurance — 1.6%
24,950	Manulife Financial Corporation	947,601
16,900	Sun Life Financial Inc.	787,540

		1,735,141

Total Financials		6,466,680

Health Care — 15.3%
Biotechnology — 2.2%
8,600	Biogen Idec Inc. †	530,534
36,150	Gilead Sciences, Inc. †	1,862,810

		2,393,344

Health Care Equipment & Supplies — 4.0%
20,875	Hologic, Inc. †,(d)	1,160,650
20,400	Kinetic Concepts, Inc. †,(d)	943,092
22,450	Medtronic, Inc.	1,085,907
16,425	Stryker Corporation	1,068,446

		4,258,095

2

Health Care Providers & Services — 3.4%
29,000	Aetna, Inc.	1,220,610
16,825	Express Scripts, Inc. †	1,082,184
37,525	Psychiatric Solutions, Inc. †,(d)	1,272,848

		3,575,642

Life Sciences Tools & Services — 1.3%
24,300	Thermo Fisher Scientific Inc. †	1,381,212

Pharmaceuticals — 4.4%
47,650	Abbott Laboratories	2,627,897
18,323	Johnson & Johnson	1,188,613
23,225	Merck & Co., Inc.	881,389

		4,697,899

Total Health Care		16,306,192

Industrials — 13.4%
Aerospace & Defense — 2.3%
11,500	Boeing Company (The)	855,255
23,800	United Technologies Corporation	1,637,916

		2,493,171

Construction & Engineering — 1.0%
14,975	Jacobs Engineering Group Inc. †,(d)	1,102,010

Electrical Equipment — 3.3%
45,075	ABB Ltd., ADR	1,213,419
5,200	First Solar, Inc. †,(d)	1,201,928
67,300	GrafTech International Ltd. †,(d)	1,090,933

		3,506,280

Industrial Conglomerates — 0.7%
19,723	General Electric Company	729,948

Machinery — 6.1%
11,500	Bucyrus International, Inc., Class A	1,168,975
14,925	Danaher Corporation (d)	1,134,748
12,700	Deere & Company	1,021,588
7,900	Flowserve Corporation	824,602
30,300	Manitowoc Company, Inc. (The)	1,236,240
16,950	Terex Corporation †	1,059,375

		6,445,528

Total Industrials		14,276,937

Information Technology — 25.8%
Communications Equipment — 3.3%
99,392	Cisco Systems, Inc. †	2,394,353
26,750	QUALCOMM Incorporated	1,096,750

		3,491,103

Computers & Peripherals — 7.5%
20,900	Apple Inc. †	2,999,150
54,700	EMC Corporation †	784,398

3

56,550	Hewlett-Packard Company	2,582,073
14,250	International Business Machines Corporation	1,640,745

		8,006,366

Electronic Equipment & Instruments — 1.1%
36,075	Avnet, Inc. †	1,180,735

Information Technology Services — 1.0%
48,975	Satyam Computer Services Ltd., ADR (d)	1,106,345

Internet Software & Services — 3.0%
4,450	Google Inc., Class A †	1,960,092
38,300	Open Text Corporation †,(d)	1,199,173

		3,159,265

Semiconductors & Semiconductor Equipment — 4.3%
86,025	Intel Corporation	1,822,010
26,475	MEMC Electronic Materials, Inc. †	1,877,077
30,700	Texas Instruments Incorporated	867,889

		4,566,976

Software — 5.6%
128,600	Microsoft Corporation	3,649,668
118,075	Oracle Corporation †	2,309,547

		5,959,215

Total Information Technology		27,470,005

Materials — 1.1%
Chemicals — 1.1%
5,100	Monsanto Company	568,650
3,500	Potash Corporation of Saskatchewan Inc.	543,235

		1,111,885

Telecommunication Services — 2.3%
Wireless Telecommunication Services — 2.3%
20,975	América de Móvil, S.A.B. de C.V., Series L, ADR	1,335,898
14,300	Mobile TeleSystems OJSC, ADR	1,084,655

		2,420,553

TOTAL COMMON STOCKS
(Cost $95,660,227)		105,379,006

INVESTMENT COMPANY SECURITY — 0.9%
(Cost $952,074)
952,074	Institutional Money Market Fund (e)	952,074

COLLATERAL FOR SECURITIES ON LOAN(c) — 21.6%
(Cost $22,930,849)
22,930,849	State Street Navigator Securities Trust – Prime Portfolio (f)	22,930,849

TOTAL INVESTMENTS
(Cost $119,543,150)(g)	121.6%	$129,261,929

4

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2008.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for local shares of the security. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(f)	At March 31, 2008, the market value of the securities on loan is $22,700,772.

(g)	At March 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $15,227,459, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,508,680 and net appreciation for financial reporting purposes was $9,718,779. At March 31, 2008, aggregate cost for financial reporting purposes was $119,543,150.

(h)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair

5

value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

ABBREVIATION:
ADR	— American Depositary Receipt

At March 31, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	83.5%	$88,805,698
Canada	5.4	5,767,919
Cayman Islands	2.3	2,409,362
Mexico	2.3	2,386,603
Netherlands	1.5	1,565,813
Switzerland	1.1	1,213,419
India	1.0	1,106,345
Russian Federation	1.0	1,084,655
China	1.0	1,039,192

TOTAL COMMON STOCKS	99.1	105,379,006
INVESTMENT COMPANY SECURITY	0.9	952,074
COLLATERAL FOR SECURITIES ON LOAN	21.6	22,930,849

TOTAL INVESTMENTS	121.6%	$129,261,929

6

Munder Large-Cap Value Fund

Portfolio of Investments, March 31, 2008 (Unaudited) (a)

Shares		Value(b),(h)

COMMON STOCKS — 98.2%
Consumer Discretionary — 6.0%
Hotels, Restaurants & Leisure — 1.1%
19,750	McDonald’s Corporation	$1,101,457

Household Durables — 0.6%
9,315	Mohawk Industries, Inc. †,(d)	667,047

Leisure Equipment & Products — 0.6%
21,025	Hasbro, Inc. (d)	586,598

Media — 3.2%
71,668	Comcast Corporation, Class A Special	1,359,542
33,475	Omnicom Group Inc. (d)	1,478,926
38,615	Time Warner Inc.	541,382

		3,379,850

Textiles, Apparel & Luxury Goods — 0.5%
16,740	Coach, Inc. †	504,711

Total Consumer Discretionary		6,239,663

Consumer Staples — 10.7%
Beverages — 1.3%
19,645	PepsiCo, Inc.	1,418,369

Food & Staples Retailing — 3.3%
71,585	CVS Caremark Corporation	2,899,908
10,450	Wal-Mart Stores, Inc.	550,506

		3,450,414

Food Products — 2.2%
26,190	Archer-Daniels-Midland Company	1,077,981
20,290	General Mills, Inc.	1,214,965

		2,292,946

Household Products — 2.9%
42,835	Procter & Gamble Company (The)	3,001,448

Personal Products — 1.0%
21,305	Herbalife Ltd. (d)	1,011,988

Total Consumer Staples		11,175,165

Energy — 15.1%
Energy Equipment & Services — 0.9%
16,640	National Oilwell Varco, Inc. †	971,443

Oil, Gas & Consumable Fuels — 14.2%
21,055	Apache Corporation	2,543,865
19,945	ConocoPhillips	1,520,008

1

58,444	Exxon Mobil Corporation	4,943,194
39,200	Marathon Oil Corporation	1,787,520
43,185	Occidental Petroleum Corporation	3,159,847
11,445	Total S.A., ADR	847,044

		14,801,478

Total Energy		15,772,921

Financials — 26.9%
Capital Markets — 3.5%
31,230	Bank of New York Mellon Corporation (The)	1,303,228
14,610	Federated Investors, Inc., Class B (d)	572,128
25,870	Lehman Brothers Holdings Inc. (d)	973,747
17,725	Morgan Stanley	810,032

		3,659,135

Commercial Banks — 2.9%
25,900	PNC Financial Services Group, Inc. (The)	1,698,263
41,010	U.S. Bancorp (d)	1,327,084

		3,025,347

Diversified Financial Services — 8.7%
118,992	Bank of America Corporation	4,510,987
28,936	Citigroup Inc.	619,809
80,429	JPMorgan Chase & Co.	3,454,425
44,257	KKR Financial Holdings LLC (d)	560,294

		9,145,515

Insurance — 10.2%
28,711	ACE Limited	1,580,828
11,874	American International Group, Inc.	513,551
19,890	Arch Capital Group Ltd. †	1,365,846
27,755	Assurant, Inc.	1,689,169
28,985	Axis Capital Holdings Limited	984,910
16,525	Hartford Financial Services Group, Inc. (The)	1,252,099
26,260	MetLife, Inc.	1,582,428
10,780	Prudential Financial, Inc.	843,535
16,930	Travelers Companies, Inc. (The)	810,100

		10,622,466

Real Estate Investment Trusts (REITs) — 1.6%
107,135	Annaly Capital Management, Inc.	1,641,308

Total Financials		28,093,771

Health Care — 7.6%
Health Care Equipment & Supplies — 0.6%
9,970	Baxter International, Inc.	576,465

Health Care Providers & Services — 0.7%
14,570	McKesson Corporation	763,031

2

Pharmaceuticals — 6.3%
27,510	Abbott Laboratories	1,517,177
33,150	Johnson & Johnson	2,150,440
9,335	Merck & Co., Inc.	354,263
32,685	Pfizer Inc.	684,097
29,835	Teva Pharmaceutical Industries Limited, ADR	1,378,079
13,130	Wyeth	548,309

		6,632,365

Total Health Care		7,971,861

Industrials — 11.0%
Aerospace & Defense — 1.2%
17,778	United Technologies Corporation	1,223,482

Electrical Equipment — 1.3%
20,680	Belden CDT Inc. (d)	730,418
10,720	General Cable Corporation †,(d)	633,230

		1,363,648

Industrial Conglomerates — 3.2%
90,875	General Electric Company	3,363,284

Machinery — 5.3%
16,490	Cummins Inc.	772,062
24,280	Danaher Corporation	1,846,008
15,610	Eaton Corporation	1,243,649
11,392	PACCAR Inc.	512,640
32,610	Westinghouse Air Brake Technologies Corporation	1,228,092

		5,602,451

Total Industrials		11,552,865

Information Technology — 4.1%
Communications Equipment — 0.4%
11,330	CommScope, Inc. †,(d)	394,624

Computers & Peripherals — 1.3%
7,965	Hewlett-Packard Company	363,682
8,528	International Business Machines Corporation	981,914

		1,345,596

Electronic Equipment & Instruments — 0.8%
22,385	Amphenol Corporation, Class A	833,841

Semiconductors & Semiconductor Equipment — 0.5%
6,885	MEMC Electronic Materials, Inc. †	488,147

Software — 1.1%
11,780	McAfee, Inc. †	389,800
41,255	Oracle Corporation †	806,948

		1,196,748

Total Information Technology		4,258,956

3

Materials — 5.7%
Chemicals — 3.9%
12,480	BASF Aktiengesellschaft, ADR	1,678,872
15,435	PPG Industries, Inc. (d)	933,972
17,968	Praxair, Inc.	1,513,445

		4,126,289

Metals & Mining — 1.8%
8,480	Freeport-McMoRan Copper & Gold Inc., Class B (d)	815,945
15,155	Nucor Corporation	1,026,600

		1,842,545

Total Materials		5,968,834

Telecommunication Services — 5.9%
Diversified Telecommunication Services — 5.9%
99,035	AT&T Inc.	3,793,041
65,905	Verizon Communications Inc.	2,402,237

Total Telecommunication Services		6,195,278

Utilities — 5.2%
Electric Utilities — 4.3%
15,260	American Electric Power Company, Inc.	635,274
22,088	Duke Energy Corporation	394,271
8,475	Edison International	415,444
13,577	Exelon Corporation	1,103,403
13,180	FirstEnergy Corp.	904,412
10,068	FPL Group, Inc.	631,666
12,545	Southern Company (The) (d)	446,727

		4,531,197

Gas Utilities — 0.5%
9,191	Equitable Resources, Inc.	541,350

Multi-Industry — 0.4%
8,307	Wisconsin Energy Corporation (d)	365,425

Total Utilities		5,437,972

TOTAL COMMON STOCKS
(Cost $85,637,395)		102,667,286

INVESTMENT COMPANY SECURITY — 1.6%
(Cost $1,688,915)
1,688,915	Institutional Money Market Fund (e)	1,688,915

COLLATERAL FOR SECURITIES ON LOAN (c) — 8.5%
(Cost $8,865,155)
8,865,155	State Street Navigator Securities Lending Trust — Prime Portfolio (f)	8,865,155

TOTAL INVESTMENTS
(Cost $96,191,465) (g)	108.3%	$113,221,356

4

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2008.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for local shares of the security. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(f)	At March 31, 2008, the market value of the securities on loan is $8,705,106.

(g)	At March 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $20,898,249, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,868,358 and net appreciation for financial reporting purposes was $17,029,891. At March 31, 2008, aggregate cost for financial reporting purposes was $96,191,465.

(h)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently

5

evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

ABBREVIATION:
ADR	— American Depositary Receipt

At March 31, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	89.7%	$93,819,719
Bermuda	3.8	3,931,584
Germany	1.6	1,678,872
Israel	1.3	1,378,079
Cayman Islands	1.0	1,011,988
France	0.8	847,044

TOTAL COMMON STOCKS	98.2	102,667,286
INVESTMENT COMPANY SECURITY	1.6	1,688,915
COLLATERAL FOR SECURITIES ON LOAN	8.5	8,865,155

TOTAL INVESTMENTS	108.3%	$113,221,356

6

Liquidity Money Market Fund

Portfolio of Investments, March 31, 2008 (Unaudited) (a)

Principal
Amount		Value(b),(k)

CERTIFICATES OF DEPOSIT — 5.3%
$3,000,000	Bank of Tokyo — Mitsubishi Limited, YNK, 3.780% due 04/22/2008	$3,000,000
3,000,000	Marshall & Ilsley Corporation, 2.950% due 05/09/2008	3,000,000
3,000,000	Natixis Bank, YNK, 5.400% due 06/11/2008	3,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $9,000,000)		9,000,000

COMMERCIAL PAPER — 54.2%
3,000,000	Barton Capital LLC, 3.120% due 05/06/2008 (d)	2,990,900
3,000,000	BNP Paribas, YNK, 3.743% due 04/16/2008 (d)	2,995,321
3,000,000	Bryant Park Funding LLC, 2.750% due 04/23/2008 (d)	2,994,958
3,000,000	CAFCO LLC, 3.800% due 04/17/2008 (d)	2,994,933
3,000,000	Calyon North America Inc., YNK, 2.640% due 09/08/2008 (d)	2,964,800
3,000,000	Charta LLC, 3.070% due 05/13/2008 (d)	2,989,255
3,000,000	CRC Funding LLC, 2.650% due 05/27/2008 (d)	2,987,633
3,000,000	Crown Point Capital Company, LLC, 4.470% due 04/11/2008 (d)	2,996,275
3,000,000	DaimlerChrysler NA Holding Corporation, 4.370% due 04/10/2008 (d)	2,996,723
3,000,000	Falcon Asset Securitization Company LLC, 2.700% due 04/16/2008 (d)	2,996,625
3,000,000	Fcar Owner Trust, Series II, 3.300% due 04/23/2008 (d)	2,993,950
3,000,000	Golden Funding Corporation, 3.100% due 06/12/2008 (d)	2,981,400
3,000,000	Gotham Funding Corporation, 2.750% due 05/16/2008 (d)	2,989,688
3,000,000	Grampian Funding LLC, 2.730% due 06/11/2008 (d)	2,983,848
3,000,000	Greenwich Capital Holdings, Inc., 4.840% due 04/15/2008 (d)	2,994,353
3,000,000	ING U.S. Funding Corporation, 3.100% due 04/28/2008 (d)	2,993,025

1

3,000,000	International Lease Finance Corporation, 2.820% due 05/12/2008 (d)	2,990,365
3,000,000	Intesa Funding, 3.020% due 05/05/2008 (d)	2,991,443
3,000,000	Kittyhawk Funding Corporation, 3.150% due 04/08/2008 (d)	2,998,163
3,000,000	Lexington Parker Capital Company, LLC, 3.240% due 05/08/2008 (d)	2,990,010
3,000,000	Macquarie Bank Limited, YNK, 4.433% due 07/11/2008 (e)	3,000,000
3,000,000	Nestle Capital, 2.770% due 05/20/2008 (d)	2,988,689
3,000,000	New Center Asset Trust, 3.960% due 04/25/2008 (d)	2,992,080
3,000,000	Old Line Funding LLC, 3.150% due 04/14/2008 (d)	2,996,588
3,000,000	Park Avenue Receivables Corporation, 2.700% due 04/18/2008 (d)	2,996,175
3,000,000	Sheffield Receivables, 2.930% due 04/24/2008 (d)	2,994,384
3,000,000	St. George Bank Ltd., YNK, 2.660% due 05/07/2008 (d)	2,992,020
3,000,000	Thames Asset Global Securitization, 2.760% due 07/07/2008 (d)	2,977,690
3,000,000	Thunder Bay Funding LLC, 2.750% due 04/15/2008 (d)	2,996,792
3,000,000	Toronto Dominion Holdings, 3.000% due 05/21/2008 (d)	2,987,500
3,000,000	Victory Receivables Corporation, 3.160% due 04/03/2008 (d)	2,999,473

TOTAL COMMERCIAL PAPER
(Cost $92,735,059)		92,735,059

CORPORATE BONDS AND NOTES — 12.3%
3,000,000	American Honda Finance Corp., MTN, 144A, 2.964% due 09/18/2008 (e),(f),(g),(h)	3,000,000
3,000,000	CC USA, Inc., MTN, 144A, 2.654% due 07/30/2008 (e),(f),(g),(h)	2,999,901
3,000,000	K2 USA LLC, MTN, 144A, 2.559% due 06/25/2008 (e),(f),(g),(h)	3,000,000
3,000,000	Merrill Lynch & Co., Inc., MTN, 2.589% due 08/22/2008 (e)	3,000,000
3,000,000	Sigma Finance Inc., MTN, 144A, 5.420% due 08/05/2008 (f),(g),(i)	3,000,000

2

3,000,000	Tango Finance Corp., MTN, 144A, 2.821% due 05/14/2008 (e),(f),(g),(h)	2,999,965
3,000,000	Toyota Motor Credit Corp., MTN, 2.985% due 01/12/2009 (e)	3,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $20,999,866)		20,999,866

REPURCHASE AGREEMENTS (c) — 27.8%
35,000,000	Agreement with Merrill Lynch & Co., Inc., 2.550% dated 03/31/2008, to be repurchased at $35,002,479 on 04/01/2008, collateralized by $35,070,000 FNMA, 5.500% maturing 06/25/2035 (value $36,050,334)	35,000,000
12,558,000	Agreement with State Street Bank and Trust Company, 1.000% dated 03/31/2008, to be repurchased at $12,558,349 on 04/01/2008, collateralized by $10,160,000 U.S. Treasury Bond, 6.125% maturing 11/15/2027 (value $12,812,059)	12,558,000

TOTAL REPURCHASE AGREEMENTS
(Cost $47,558,000)		47,558,000

TOTAL INVESTMENTS
(Cost $170,292,925) (j)	99.6%	$170,292,925

(a)	All percentages are based on net assets of the Fund as of March 31, 2008.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that, in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	Rate represents annualized yield at date of purchase.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2008.

(f)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified

3

institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Fund’s investment advisor, to be liquid.

(i)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 10% of its net assets in illiquid securities. At March 31, 2008, this security represents $3,000,000, 1.8% of the net assets.

Security	Acquisition Date	Cost

Sigma Finance Inc., MTN, 144A 5.420% due 08/05/2008	07/12/2007	$3,000,000

(j)	At March 31, 2008, aggregate cost for financial reporting purposes was $170,292,925.

(k)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

ABBREVIATIONS:
FNMA	— Federal National Mortgage Association
MTN	— Medium Term Note
YNK	— Yankee Security

4

Munder Micro-Cap Equity Fund

Portfolio of Investments, March 31, 2008 (Unaudited) (a)

Shares		Value(b),(m)

COMMON STOCKS — 94.6%
Consumer Discretionary — 10.5%
Auto Components — 5.5%
145,700	Drew Industries Incorporated †,(d)	$3,563,822
268,200	Noble International, Ltd. (d)	1,676,250
525,924	Spartan Motors, Inc. (d)	4,449,317
96,000	Tenneco Inc. †	2,682,240

		12,371,629

Diversified Consumer Services — 0.5%
34,700	Steiner Leisure Limited †,(d)	1,145,100

Hotels, Restaurants & Leisure — 0.6%
76,331	Monarch Casino & Resort, Inc. †	1,351,822

Internet & Catalog Retail — 1.7%
348,000	PetMed Express, Inc. †,(d)	3,859,320

Specialty Retail — 0.7%
92,800	Hibbett Sports, Inc. †,(d)	1,432,832

Textiles, Apparel & Luxury Goods — 1.5%
191,500	FGX International Holdings Limited †	2,290,340
53,400	Movado Group, Inc.	1,040,766

		3,331,106

Total Consumer Discretionary		23,491,809

Energy — 5.3%
Energy Equipment & Services — 3.0%
202,800	Mitcham Industries, Inc. †	3,613,896
95,800	MYR Group, Inc. 144A †,(e),(f),(g),(h)	1,341,200
117,100	Pason Systems Inc.	1,722,646

		6,677,742

Oil, Gas & Consumable Fuels — 2.3%
85,325	Atlas America, Inc.	5,157,043

Total Energy		11,834,785

Financials — 25.5%
Capital Markets — 1.4%
297,000	JMP Group Inc. (d)	2,079,000
163,300	Thomas Weisel Partners Group, Inc. †,(d)	1,081,046

		3,160,046

1

Commercial Banks — 0.9%
66,800	Bank of the Ozarks, Inc. (d)	1,596,520
40,327	Macatawa Bank Corporation (d)	419,804

		2,016,324

Consumer Finance — 0.6%
132,500	First Cash Financial Services, Inc. †	1,368,725

Diversified Financial Services — 2.1%
365,412	KKR Financial Holdings LLC (d)	4,626,116

Insurance — 4.3%
237,100	AMERISAFE, Inc. †	2,996,944
203,100	CastlePoint Holdings, Ltd. (d)	1,976,163
268,800	Meadowbrook Insurance Group, Inc.	2,099,328
42,000	National Interstate Corporation (d)	980,700
60,053	Tower Group, Inc. (d)	1,511,534

		9,564,669

Real Estate Investment Trusts (REITs) — 14.9%
544,800	Ashford Hospitality Trust, Inc.	3,094,464
150,000	Capstead Mortgage Corporation	1,710,000
129,100	Corporate Office Properties Trust	4,339,051
227,400	Gramercy Capital Corp. (d)	4,759,482
351,500	Hersha Hospitality Trust, Class A	3,174,045
393,100	JER Investors Trust Inc. (d)	3,333,488
346,400	Medical Properties Trust, Inc. (d)	3,921,248
167,240	Newcastle Investment Corp. (d)	1,381,402
515,100	NorthStar Realty Finance Corp. (d)	4,208,367
530,689	RAIT Financial Trust (d)	3,682,982

		33,604,529

Real Estate Management & Development — 1.3%
261,200	Asset Capital Corporation Inc., 144A †,(e),(f),(g),(h)	1,214,580
262,100	Star Asia Finance, Limited, 144A (e),(f),(g),(h)	1,735,102

		2,949,682

Total Financials		57,290,091

Health Care — 9.7%
Health Care Equipment & Supplies — 2.7%
148,000	MTS Medication Technologies, Inc. †	1,805,600
166,415	Neogen Corporation †	4,177,017

		5,982,617

Health Care Providers & Services — 2.9%
55,300	Air Methods Corporation †,(d)	2,674,861
21,500	Landauer, Inc.	1,082,310
162,900	Psychemedics Corp.	2,899,620

		6,656,791

2

Health Care Technology — 1.0%
172,245	STARLIMS Technologies Ltd. †	1,205,715
89,200	SXC Health Solutions Corp. †,(d)	1,058,804

		2,264,519

Life Sciences Tools & Services — 1.6%
270,401	MEDTOX Scientific, Inc. †,(d)	3,566,589

Pharmaceuticals — 1.5%
231,600	Matrixx Initiatives, Inc. †,(d)	3,390,624

Total Health Care		21,861,140

Industrials — 21.9%
Aerospace & Defense — 1.5%
104,773	Ceradyne, Inc. †	3,348,545

Building Products — 1.6%
179,650	AAON, Inc. (d)	3,598,390

Commercial Services & Supplies — 3.6%
285,500	Barrett Business Services, Inc. (d)	4,890,615
115,318	Horizon North Logistics Inc. †	320,187
107,720	Team, Inc. †,(d)	2,940,756

		8,151,558

Construction & Engineering — 0.7%
53,442	Stantec Inc. †	1,563,179

Industrial Conglomerates — 0.5%
38,800	Raven Industries, Inc. (d)	1,175,640

Machinery — 8.5%
83,740	Actuant Corporation, Class A	2,529,785
200,700	Altra Holdings, Inc. †	2,699,415
33,700	Cascade Corporation (d)	1,661,747
31,900	Dynamic Materials Corporation (d)	1,378,080
53,900	Hurco Companies, Inc. †	2,521,442
73,600	Middleby Corporation (The) †,(d)	4,591,904
72,349	Sun Hydraulics Corporation (d)	2,117,655
62,700	Titan Machinery Inc. †,(d)	1,172,490
31,435	Twin Disc, Incorporated (d)	497,302

		19,169,820

Road & Rail — 2.3%
37,874	Genesee & Wyoming, Inc., Class A †	1,302,866
118,420	Old Dominion Freight Line, Inc. †,(d)	3,769,308

		5,072,174

Trading Companies & Distributors — 3.2%
138,900	Houston Wire & Cable Company (d)	2,225,178
338,650	Rush Enterprises, Inc., Class B †	4,971,382

		7,196,560

Total Industrials		49,275,866

3

Information Technology — 18.8%
Communications Equipment — 3.0%
275,000	Digi International Inc. †	3,173,500
185,600	NETGEAR, Inc. †	3,702,720

		6,876,220

Computers & Peripherals — 2.0%
204,385	Rimage Corporation †	4,476,032

Electronic Equipment & Instruments — 2.3%
101,200	LoJack Corporation †	1,279,168
348,900	TTM Technologies, Inc. †	3,949,548

		5,228,716

Information Technology Services — 2.3%
112,100	ManTech International Corporation, Class A †	5,084,856

Internet Software & Services — 2.1%
113,700	j2 Global Communications, Inc. †,(d)	2,537,784
260,100	TheStreet.com, Inc. (d)	2,101,608

		4,639,392

Semiconductors & Semiconductor Equipment — 5.2%
246,173	Diodes Incorporated †,(d),(i)	5,405,959
343,800	Silicon Motion Technology Corporation, ADR †,(d)	4,854,456
158,100	Ultra Clean Holdings, Inc. †	1,549,380

		11,809,795

Software — 1.9%
250,000	Digimarc Corporation †	2,497,500
279,400	Smith Micro Software, Inc. †,(d)	1,709,928

		4,207,428

Total Information Technology		42,322,439

Materials — 2.9%
Chemicals — 1.8%
477,175	Landec Corporation †,(d)	4,022,585

Metals & Mining — 1.1%
220,700	Horsehead Holding Corp. †,(d)	2,555,706

Total Materials		6,578,291

TOTAL COMMON STOCKS
(Cost $184,715,144)		212,654,421

LIMITED PARTNERSHIP INTERESTS — 0.2%
(Cost $2,740,400)
Real Estate Investment Trusts (REITs) — 0.2%
221,000	Kodiak Funding, LP †,(e),(g),(h)	360,230

INVESTMENT COMPANY SECURITIES — 5.6%
Energy — 1.3%
Energy Equipment & Services — 1.3%
155,100	Mullen Group Income Fund	2,848,297

4

Financials — 3.9%
Capital Markets — 3.9%
236,700	Main Street Capital Holdings LLC (d)	3,181,248
153,200	NGP Capital Resources Company (d)	2,515,544
299,187	Patriot Capital Funding, Inc. (d)	3,132,488

		8,829,280

Multi-Industry — 0.4%
966,859	Institutional Money Market Fund (j)	966,859

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $11,183,492)		12,644,436

COLLATERAL FOR SECURITIES ON LOAN (c) — 24.0%
(Cost $53,996,987)
53,996,987	State Street Navigator Securities Trust — Prime Portfolio (k)	53,996,987

TOTAL INVESTMENTS
(Cost $252,636,023) (l)	124.4%	$279,656,074

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2008.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities and options contracts that trade on an exchange are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) and option contracts may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for local shares of the security. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or

5

not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	Fair valued security as of March 31, 2008 (see note (b) above). At March 31, 2008, these securities represent $4,651,112, 2.1% of net assets.

(f)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31, 2008, securities subject to restrictions on resale that have not been deemed to be liquid represent 4,651,112, 2.1% of net assets.

Security	Acquisition Date	Cost

Asset Capital Corporation Inc., 144A	06/23/05	$2,220,200
Kodiak Funding, LP	11/20/06	2,740,400
MYR Group, Inc. 144A	12/19/06	1,245,400
Star Asia Finance, Limited, 144A	02/22/07	2,621,000

(i)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for options contracts.

(j)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(k)	At March 31, 2008, the market value of the securities on loan is $52,236,459.

(l)	At March 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $61,948,882, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $34,928,831 and net appreciation for financial reporting purposes was $27,020,051. At March 31, 2008, aggregate cost for financial reporting purposes was $252,636,023.

For the period ended March 31, 2008, the Fund had the following written covered call option contracts:

	Number of Contracts	Premium Amount

Beginning of period	—	$—
Written during the period	1,810	79,639
Expired during the period	—	—

Balance at end of period	1,810	$79,639

(m)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently

6

evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

ABBREVIATION:
ADR	— American Depositary Receipt

At March 31, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	86.6%	$194,782,729
Taiwan	2.2	4,854,456
Canada	2.1	4,664,816
British Virgin Islands	1.0	2,290,340
Bermuda	0.9	1,976,163
Singapore	0.8	1,735,102
Israel	0.5	1,205,715
Bahamas	0.5	1,145,100

TOTAL COMMON STOCKS	94.6	212,654,421
LIMITED PARTNERSHIP INTERESTS	0.2	360,230
INVESTMENT COMPANY SECURITIES	5.6	12,644,436
COLLATERAL FOR SECURITIES ON LOAN	24.0	53,996,987

TOTAL INVESTMENTS	124.4%	$279,656,074

7

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, March 31, 2008 (Unaudited) (a)

Shares		Value(b),(i)

COMMON STOCKS — 97.5%
Consumer Discretionary — 12.7%
Distributors — 1.9%
3,971,950	LKQ Corporation †	$89,249,716

Diversified Consumer Services — 2.1%
625,000	New Oriental Education & Technology Group Inc., ADR †,(d)	40,537,500
1,992,800	Service Corporation International	20,206,992
1,358,700	Sotheby’s (d)	39,280,017

		100,024,509

Hotels, Restaurants & Leisure — 1.3%
1,391,000	Penn National Gaming, Inc. †	60,828,430

Household Durables — 1.0%
1,756,400	Tempur-Pedic International Inc. (d)	19,320,400
644,000	Tupperware Brands Corporation	24,909,920

		44,230,320

Media — 0.7%
639,700	Lamar Advertising Company, Class A †,(d)	22,984,421
186,300	Morningstar, Inc. †,(d)	11,429,505

		34,413,926

Specialty Retail — 4.1%
2,148,700	Dick’s Sporting Goods, Inc. †,(d)	57,542,186
1,171,000	GameStop Corp., Class A †	60,552,410
1,328,300	Penske Automotive Group, Inc. (d)	25,848,718
1,124,600	Tiffany & Co.	47,053,264

		190,996,578

Textiles, Apparel & Luxury Goods — 1.6%
1,233,700	Gildan Activewear Inc. †,(d)	46,091,032
473,900	Polo Ralph Lauren Corporation (d)	27,623,631

		73,714,663

Total Consumer Discretionary		593,458,142

Consumer Staples — 3.8%
Beverages — 1.7%
1,351,600	Central European Distribution Corporation †,(d)	78,649,604

Food Products — 1.3%
2,595,550	Flowers Foods, Inc.	64,239,863

Household Products — 0.8%
674,250	Church & Dwight Co., Inc.	36,571,320

Total Consumer Staples		179,460,787

1

Energy — 9.4%
Energy Equipment & Services — 4.2%
563,300	Core Laboratories N.V. †,(d)	67,201,690
1,598,100	FMC Technologies, Inc. †,(d)	90,915,909
813,000	Oil States International, Inc. †	36,430,530

		194,548,129

Oil, Gas & Consumable Fuels — 5.2%
905,900	Atlas America, Inc. (d)	54,752,596
446,700	Foundation Coal Holdings, Inc.	22,482,411
1,947,900	Southwestern Energy Company †	65,624,751
1,653,241	XTO Energy Inc.	102,269,488

		245,129,246

Total Energy		439,677,375

Financials — 15.2%
Capital Markets — 4.5%
735,600	Affiliated Managers Group, Inc. †,(d)	66,748,344
186,100	BlackRock, Inc. (d)	37,997,898
1,321,200	Eaton Vance Corp. (d)	40,309,812
3,975,100	TD AMERITRADE Holding Corporation †	65,628,901

		210,684,955

Commercial Banks — 1.3%
603,900	HDFC Bank Limited, ADR	59,327,136

Diversified Financial Services — 1.0%
98,750	CME Group Inc. (d)	46,323,625

Insurance — 4.7%
910,700	Assurant, Inc.	55,425,202
1,880,200	Axis Capital Holdings Limited	63,889,196
2,520,200	Fidelity National Financial, Inc., Class A	46,195,266
1,038,400	ProAssurance Corporation †,(d)	55,897,072

		221,406,736

Real Estate Investment Trusts (REITs) — 3.0%
186,465	Alexandria Real Estate Equities, Inc.	17,289,035
4,465,550	Annaly Capital Management, Inc.	68,412,226
438,100	Essex Property Trust, Inc. (d)	49,934,638
370,100	iStar Financial Inc. (d)	5,192,503

		140,828,402

Real Estate Management & Development — 0.7%
419,800	Jones Lang LaSalle Incorporated (d)	32,467,332

Total Financials		711,038,186

Health Care — 10.5%
Biotechnology — 1.9%
2,535,700	BioMarin Pharmaceutical Inc. †,(d)	89,687,709

2

Health Care Equipment & Supplies — 3.5%
1,075,324	Hologic, Inc. †,(d)	59,788,014
1,106,300	ResMed, Inc. †,(d)	46,663,734
1,266,800	West Pharmaceutical Services, Inc. (d)	56,030,564

		162,482,312

Health Care Providers & Services — 4.9%
676,700	DaVita, Inc. †	32,319,192
614,050	Express Scripts, Inc. †	39,495,696
700,300	Laboratory Corporation of America Holdings †,(d)	51,598,104
1,194,600	Psychiatric Solutions, Inc. †,(d)	40,520,832
2,348,800	VCA Antech, Inc. †	64,239,680

		228,173,504

Life Sciences Tools & Services — 0.2%
164,500	Techne Corporation †	11,080,720

Total Health Care		491,424,245

Industrials — 15.0%
Aerospace & Defense — 2.4%
1,011,300	L-3 Communications Holdings, Inc.	110,575,542

Air Freight & Logistics — 0.9%
903,900	Expeditors International of Washington, Inc. (d)	40,838,202

Commercial Services & Supplies — 5.9%
2,632,100	Corrections Corporation of America †	72,435,392
1,063,100	IHS Inc., Class A †	68,367,961
1,423,000	Interface, Inc., Class A (d)	19,993,150
680,597	Ritchie Bros. Auctioneers Incorporated	55,890,626
1,119,700	Stericycle, Inc. †	57,664,550

		274,351,679

Electrical Equipment — 3.0%
1,178,300	Belden CDT Inc. (d)	41,617,556
1,660,900	General Cable Corporation †,(d)	98,109,363

		139,726,919

Industrial Conglomerates — 1.6%
1,385,650	McDermott International, Inc. †	75,961,333

Machinery — 1.2%
1,567,500	Oshkosh Truck Corporation	56,868,900

Total Industrials		698,322,575

Information Technology — 11.9%
Communications Equipment — 1.3%
1,733,400	CommScope, Inc. †,(d)	60,374,322

Computers & Peripherals — 0.8%
1,501,700	Logitech International S.A. †,(d)	38,203,248

Electronic Equipment & Instruments — 1.5%
767,306	Itron, Inc. †,(d)	69,234,020

Information Technology Services — 3.6%
1,632,800	Cognizant Technology Solutions Corporation, Class A †	47,073,624

3

Information Technology Services (Continued)
1,103,100	Fidelity National Information Services, Inc.	42,072,234
1,082,400	VeriFone Holdings, Inc. †,(d)	17,177,688
2,068,300	Wright Express Corporation †,(e)	63,558,859

		169,882,405

Internet Software & Services — 0.6%
917,600	Akamai Technologies, Inc. †,(d)	25,839,616

Semiconductors & Semiconductor Equipment — 0.8%
1,147,800	Microchip Technology Incorporated (d)	37,567,494

Software — 3.3%
2,216,400	Blackbaud, Inc. (d),(e)	53,814,192
460,100	FactSet Research Systems, Inc. (d)	24,785,587
1,381,500	MICROS Systems, Inc. †	46,501,290
2,069,600	VASCO Data Security International, Inc. †,(d),(e)	28,312,128

		153,413,197

Total Information Technology		554,514,302

Materials — 9.4%
Chemicals — 6.9%
1,706,000	Airgas, Inc.	77,571,820
1,707,220	FMC Corporation	94,733,638
750,450	Praxair, Inc.	63,210,403
1,530,200	Syngenta AG, ADR	89,532,002

		325,047,863

Metals & Mining — 2.5%
903,700	Carpenter Technology Corporation (d)	50,580,089
1,110,100	Compass Minerals International, Inc.	65,473,698

		116,053,787

Total Materials		441,101,650

Telecommunication Services — 1.4%
Wireless Telecommunication Services — 1.4%
1,252,000	American Tower Corporation, Class A †	49,090,920
479,800	NII Holdings, Inc. †	15,248,044

Total Telecommunication Services		64,338,964

Utilities — 8.2%
Electric Utilities — 4.3%
410,900	Entergy Corporation	44,820,972
1,452,000	ITC Holdings Corp. (d)	75,591,120
3,240,300	Northeast Utilities	79,516,962

		199,929,054

Gas Utilities — 2.3%
1,856,000	Equitable Resources, Inc. (d)	109,318,400

4

Multi-Industry — 1.6%
832,000	NorthWestern Corporation	20,275,840
1,256,850	Wisconsin Energy Corporation (d)	55,288,832

		75,564,672

Total Utilities		384,812,126

TOTAL COMMON STOCKS
(Cost $4,199,448,566)		4,558,148,352

INVESTMENT COMPANY SECURITIES — 1.9%
Multi-Industry — 1.9%
22,553,627	Institutional Money Market Fund (f)	22,553,627
455,600	Midcap SPDRtm Trust, Series 1(d)	64,312,496

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $88,030,235)		86,866,123

COLLATERAL FOR SECURITIES ON LOAN(c) — 19.6%
(Cost $916,077,693)
916,077,693	State Street Navigator Securities Trust – Prime Portfolio (g)	916,077,693

TOTAL INVESTMENTS
(Cost $5,203,556,494) (h)	119.0%	$5,561,092,168

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2008.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for local shares of the security. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s

5

Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	Affiliated company securities. The term “affiliated company” includes any company in which the Fund has the power to vote at least 5% of the company’s outstanding voting securities. At or during the period ended March 31, 2008, the Fund held the following securities of affiliated companies:

	Value at	Purchased		Sold		Value at	Realized
Affiliated Company	12/31/07	Cost	Shares	Cost	Shares	3/31/08	Gain/(Loss)

Blackbaud, Inc.*	$63,235,808	—	—	$959,544	38,800	$53,814,192	$188,285
VASCO Data Security International, Inc.**	55,351,400	$3,406,580	180,500	$1,603,160	93,400	28,312,128	(1,537,777)
Wright Express Corporation**	69,134,520	7,030,436	225,100	3,100,933	104,800	63,558,859	(547,896)

*	Not affiliated at March 31, 2008.

**	Affiliated at March 31, 2008.

(f)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(g)	At March 31, 2008, the market value of the securities on loan is $909,167,279.

(h)	At March 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $681,233,112, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $323,697,438 and net appreciation for financial reporting purposes was $357,535,674. At March 31, 2008, aggregate cost for financial reporting purposes was $5,203,556,494.

(i)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

ABBREVIATIONS:
ADR	— American Depositary Receipt
SPDR	— Standard & Poor’s® Depositary Receipt

6

At March 31, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	87.7%	$4,097,475,922
Switzerland	2.7	127,735,250
Canada	2.2	101,981,658
Netherlands	1.4	67,201,690
Bermuda	1.3	63,889,196
India	1.3	59,327,136
China	0.9	40,537,500

TOTAL COMMON STOCKS	97.5	4,558,148,352
INVESTMENT COMPANY SECURITIES	1.9	86,866,123
COLLATERAL FOR SECURITIES ON LOAN	19.6	916,077,693

TOTAL INVESTMENTS	119.0%	$5,561,092,168

7

Munder Mid-Cap Value Fund

Portfolio of Investments, March 31, 2008 (Unaudited) (a)

Shares		Value(b),(e)

COMMON STOCKS — 104.2%
Consumer Discretionary — 12.9%
Auto Components — 2.2%
330	BorgWarner Inc.	$14,200

Hotels, Restaurants & Leisure — 1.5%
230	Penn National Gaming, Inc. †	10,058

Household Durables — 2.2%
115	Mohawk Industries, Inc. †	8,235
565	Tempur-Pedic International Inc.	6,215

		14,450

Media — 1.7%
250	Omnicom Group Inc.	11,045

Multiline Retail — 0.7%
150	Nordstrom, Inc.	4,890

Specialty Retail — 2.5%
845	Penske Automotive Group, Inc.	16,443

Textiles, Apparel & Luxury Goods — 2.1%
485	Wolverine World Wide, Inc.	14,070

Total Consumer Discretionary		85,156

Consumer Staples — 7.6%
Food Products — 4.0%
285	Campbell Soup Company	9,676
90	General Mills, Inc.	5,389
305	McCormick & Company, Incorporated	11,276

		26,341

Household Products — 1.4%
165	Clorox Company (The)	9,346

Personal Products — 2.2%
295	Herbalife Ltd.	14,012

Total Consumer Staples		49,699

Energy — 9.1%
Energy Equipment & Services — 7.2%
130	Core Laboratories N.V. †	15,509
295	FMC Technologies, Inc. †	16,783
260	National Oilwell Varco, Inc. †	15,179

		47,471

1

Oil, Gas & Consumable Fuels — 1.9%
275	Chesapeake Energy Corporation	12,691

Total Energy		60,162

Financials — 30.3%
Capital Markets — 4.3%
150	Affiliated Managers Group, Inc. †	13,611
200	Federated Investors, Inc., Class B	7,832
415	TD AMERITRADE Holding Corporation †	6,852

		28,295

Commercial Banks — 1.9%
235	Cullen/Frost Bankers, Inc.	12,464

Diversified Financial Services — 1.9%
1,005	KKR Financial Holds LLC	12,723

Insurance — 10.2%
230	ACE Limited	12,664
110	Arch Capital Group Ltd. †	7,554
415	Aspen Insurance Holdings Limited	10,948
225	Assurant, Inc.	13,693
315	Axis Capital Holdings Limited	10,704
250	Delphi Financial Group, Inc.	7,307
180	Genworth Financial, Inc., Class A	4,075

		66,945

Real Estate Investment Trusts (REITs) — 12.0%
160	Alexandria Real Estate Equities, Inc.	14,835
970	Annaly Capital Management, Inc.	14,860
415	Corporate Office Properties Trust	13,948
290	Digital Realty Trust, Inc.	10,295
305	Kimco Realty Corporation	11,947
230	ProLogis	13,538

		79,423

Total Financials		199,850

Health Care — 3.7%
Health Care Providers & Services — 2.3%
75	Coventry Health Care, Inc. †	3,026
225	McKesson Corporation	11,784

		14,810

Life Sciences Tools & Services — 1.4%
140	Techne Corporation †	9,430

Total Health Care		24,240

2

Industrials — 12.3%
Electrical Equipment — 4.6%
240	AMETEK, Inc.	10,538
250	Belden CDT Inc.	8,830
185	General Cable Corporation †	10,928

		30,296

Industrial Conglomerates — 0.8%
160	Carlisle Companies Incorporated	5,351

Machinery — 5.9%
110	Eaton Corporation	8,763
230	IDEX Corporation	7,059
285	Oshkosh Truck Corporation	10,340
200	Terex Corporation †	12,500

		38,662

Road & Rail — 1.0%
130	Landstar System, Inc.	6,781

Total Industrials		81,090

Information Technology — 7.5%
Communications Equipment — 0.6%
115	CommScope, Inc. †	4,006

Electronic Equipment & Instruments — 2.2%
290	Amphenol Corporation, Class A	10,802
120	FLIR Systems, Inc. †	3,611

		14,413

Internet Software & Services — 1.4%
395	j2 Global Communications, Inc. †	8,816

Semiconductors & Semiconductor Equipment — 1.8%
170	MEMC Electronic Materials, Inc. †	12,053

Software — 1.5%
375	Intuit Inc. †	10,129

Total Information Technology		49,417

Materials — 7.5%
Chemicals — 1.2%
170	Airgas, Inc.	7,730

Containers & Packaging — 1.4%
140	Greif Inc., Class A	9,510

Metals & Mining — 4.9%
170	Allegheny Technologies Incorporated	12,131
190	Quanex Corporation	9,831
170	Reliance Steel & Aluminum Co.	10,176

		32,138

Total Materials		49,378

3

Utilities — 13.3%
Electric Utilities — 4.2%
285	Edison International	13,971
200	FirstEnergy Corp.	13,724

		27,695

Gas Utilities — 6.4%
225	Energen Corporation	14,017
225	Equitable Resources, Inc.	13,253
265	Questar Corporation	14,988

		42,258

Multi-Industry — 2.7%
725	MDU Resources Group, Inc.	17,799

Total Utilities		87,752

TOTAL COMMON STOCKS
(Cost $715,160)		686,744

INVESTMENT COMPANY SECURITY — 3.5%
(Cost $22,588)
22,588	Institutional Money Market Fund (c)	22,588

TOTAL INVESTMENTS
(Cost $737,748)(d)	107.7%	$709,332

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2008.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, and/or comparable publicly-traded securities information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(d)	At March 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $19,826, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $48,242 and net depreciation for financial reporting purposes was $28,416. At March 31, 2008, aggregate cost for financial reporting purposes was $737,748.

4

(e)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

At March 31, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	93.4%	$615,354
Bermuda	6.4	41,869
Netherlands	2.3	15,509
Cayman Islands	2.1	14,012

TOTAL COMMON STOCKS	104.2	686,744
INVESTMENT COMPANY SECURITY	3.5	22,588

TOTAL INVESTMENTS	107.7%	$709,332

5

Munder Real Estate Equity Investment Fund

Portfolio of Investments, March 31, 2008 (Unaudited) (a),(b),(g)

Shares		Value(c),(f)

COMMON STOCKS — 86.0%
Financials — 1.3%
Diversified Financial Services — 1.3%
34,672	KKR Financial Holdings LLC	$438,947

Real Estate Investment Trusts (REITs) — 84.7%
Diversified — 6.0%
38,050	DuPont Fabros Technology, Inc.	627,445
16,945	Vornado Realty Trust	1,460,828

		2,088,273

Healthcare — 7.5%
14,250	Health Care REIT, Inc.	643,102
54,630	Medical Properties Trust, Inc.	618,412
29,665	Ventas, Inc.	1,332,255

		2,593,769

Industrial/Office — Industrial — 7.4%
6,180	AMB Property Corporation	336,316
38,010	ProLogis	2,237,268

		2,573,584

Industrial/Office — Mixed — 1.9%
15,590	Digital Realty Trust, Inc.	553,445
1,795	PS Business Parks, Inc.	93,161

		646,606

Industrial/Office — Office — 12.7%
9,900	Alexandria Real Estate Equities, Inc.	917,928
22,200	BioMed Realty Trust, Inc.	530,358
14,260	Boston Properties, Inc.	1,312,918
24,620	Corporate Office Properties Trust	827,478
9,718	SL Green Realty Corp.	791,726

		4,380,408

Lodging/Resorts — 5.6%
34,825	Ashford Hospitality Trust, Inc.	197,806
21,880	Hersha Hospitality Trust, Class A	197,576
56,490	Host Hotels & Resorts, Inc.	899,321
22,650	LaSalle Hotel Properties	650,735

		1,945,438

Mortgage — Commercial Financing — 6.6%
29,940	Gramercy Capital Corp.	626,644
57,970	JER Investors Trust Inc.	491,586

1

71,190	NorthStar Realty Finance Corp.	581,622
82,977	RAIT Financial Trust	575,860

		2,275,712

Residential — Apartments — 10.0%
7,272	Apartment Investment and Management Company, Class A	260,410
9,319	AvalonBay Communities, Inc.	899,470
15,865	Equity Residential	658,239
7,830	Essex Property Trust, Inc.	892,464
14,960	Mid-America Apartment Communities, Inc.	745,606

		3,456,189

Retail — Regional Malls — 11.2%
3,415	CBL & Associates Properties, Inc.	80,355
27,845	General Growth Properties, Inc.	1,062,844
29,309	Simon Property Group, Inc.	2,723,099

		3,866,298

Retail — Shopping Centers — 10.4%
19,665	Developers Diversified Realty Corporation	823,570
42,304	Kimco Realty Corporation	1,657,048
12,765	Regency Centers Corporation	826,661
7,820	Weingarten Realty Investors	269,321

		3,576,600

Self Storage — 5.4%
18,510	Public Storage, Inc.	1,640,356
5,170	Sovran Self Storage, Inc.	220,811

		1,861,167

Total Real Estate Investments Trusts (REITs)		29,264,044

TOTAL COMMON STOCKS
(Cost $18,482,718)		29,702,991

INVESTMENT COMPANY SECURITIES — 13.6%
Multi-Industry — 13.6%
155,222	Institutional Money Market Fund (d)	155,222
69,850	iShares Dow Jones US Real Estate Index Fund	4,547,235

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $4,428,932)		4,702,457

TOTAL INVESTMENTS
(Cost $22,911,650) (e)	99.6%	$34,405,448

(a)	All percentages are based on net assets of the Fund as of March 31, 2008.

(b)	The Fund primarily invests in equity securities of United States companies that are principally engaged in business within the real estate industry, most of which are REITs. Investing in the securities of real estate-related companies involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. Adverse economic, business or political developments affecting that industry could have a major effect on the value of the Fund’s investments. In addition, investments in securities of REITs entail additional risks because REITs depend on specialized management

2

skills, may invest in a limited number of properties and may concentrate in a particular region or property type. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, and/or comparable publicly-traded securities information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(e)	At March 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $14,014,703, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,520,905 and net appreciation for financial reporting purposes was $11,493,798. At March 31, 2008, aggregate cost for financial reporting purposes was $22,911,650.

(f)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

(g)	On May 13, 2008, the Board of Trustees approved the liquidation of the Fund, which is expected to occur on June 27, 2008.

3

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, March 31, 2008 (Unaudited) (a)

Shares		Value(b),(j)

COMMON STOCKS — 96.9%
Consumer Discretionary — 12.0%
Auto Components — 1.0%
3,770	ArvinMeritor, Inc. (d)	$47,163
6,026	BorgWarner Inc. (d),(e)	259,299
7,456	Gentex Corporation (d)	127,870
3,997	Lear Corporation †	103,562
1,691	Modine Manufacturing Company	24,503

		562,397

Automobiles — 0.1%
1,781	Thor Industries, Inc. (d)	53,020

Diversified Consumer Services — 1.4%
4,682	Career Education Corporation †,(d)	59,555
4,405	Corinthian Colleges, Inc. †,(d)	31,848
3,103	DeVry, Inc. (d)	129,829
1,520	ITT Educational Services, Inc. †,(d)	69,814
1,605	Matthews International Corporation, Class A	77,441
2,281	Regis Corporation (d)	62,705
13,554	Service Corporation International (d)	137,438
3,492	Sotheby’s (d)	100,954
746	Strayer Education, Inc. (d)	113,765

		783,349

Hotels, Restaurants & Leisure — 1.3%
1,604	Bob Evans Farms, Inc. (d)	44,254
2,907	Boyd Gaming Corporation (d)	58,140
5,238	Brinker International, Inc. (d)	97,165
1,146	CBRL Group, Inc.	40,993
3,582	Cheesecake Factory, Incorporated (The) †,(d)	78,052
1,707	Chipotle Mexican Grill, Inc., Class A †,(d)	193,625
1,576	International Speedway Corporation, Class A (d)	64,931
1,743	Life Time Fitness, Inc. †,(d)	54,399
2,677	Ruby Tuesday, Inc. (d)	20,078
3,385	Scientific Games Corporation †,(d)	71,457

		723,094

Household Durables — 1.7%
2,701	American Greetings Corporation, Class A (d)	50,104
1,249	Blyth, Inc.	24,630
2,510	Furniture Brands International, Inc. (d)	29,367
1,910	Hovnanian Enterprises, Inc., Class A †,(d)	20,246
1,812	M.D.C. Holdings, Inc. (d)	79,347
2,868	Mohawk Industries, Inc. †,(d),(e)	205,377
272	NVR, Inc. †,(d)	162,520

1

2,186	Ryland Group, Inc. (The) (d)	71,898
6,647	Toll Brothers, Inc. †,(d)	156,072
3,190	Tupperware Brands Corporation (d)	123,389

		922,950

Internet & Catalog Retail — 0.1%
2,312	Netflix, Inc. †,(d)	80,111

Leisure Equipment & Products — 0.1%
3,431	Callaway Golf Company (d)	50,367

Media — 1.0%
4,553	Belo Corp., Class A	48,125
1,366	Entercom Communications Corp. (d)	13,564
2,469	Getty Images, Inc. †,(d)	79,008
2,350	Harte-Hanks, Inc. (d)	32,124
2,329	John Wiley & Sons, Inc. (d)	92,461
4,076	Lamar Advertising Company, Class A †,(d)	146,451
2,075	Lee Enterprises Incorporated (d)	20,771
1,183	Media General, Inc., Class A	16,586
1,354	Scholastic Corporation †,(d)	40,986
2,487	Valassis Communications, Inc. †,(d)	26,984

		517,060

Multiline Retail — 0.5%
2,430	99¢ Only Stores †,(d)	24,033
4,760	Dollar Tree Stores, Inc. †	131,328
7,338	Saks, Inc. †,(d)	91,505

		246,866

Specialty Retail — 4.1%
4,893	Advance Auto Parts, Inc.	166,607
3,465	Aeropostale, Inc. †,(d)	93,936
11,077	American Eagle Outfitters, Inc. (d),(e)	193,958
3,176	AnnTaylor Stores Corporation †	76,796
2,490	Barnes & Noble, Inc. (d)	76,319
3,041	Borders Group, Inc. (d)	17,851
11,305	CarMax, Inc. †,(d)	219,543
6,041	Charming Shoppes, Inc. †,(d)	29,178
9,119	Chico’s FAS, Inc. †,(d),(e)	64,836
3,102	Coldwater Creek Inc. †,(d)	15,665
3,391	Collective Brands, Inc. †,(d)	41,099
4,310	Dick’s Sporting Goods, Inc. †,(d)	115,422
7,997	Foot Locker, Inc. (d)	94,125
2,830	Guess?, Inc. (d)	114,530
5,974	O’Reilly Automotive, Inc. †,(d)	170,378
3,661	Pacific Sunwear of California, Inc. †	46,165
6,660	PetSmart, Inc. (d)	136,130
3,453	Rent-A-Center, Inc. †	63,363
7,013	Ross Stores, Inc. (d)	210,109

2

5,844	Urban Outfitters, Inc. †	183,209
4,558	Williams-Sonoma, Inc. (d)	110,486

		2,239,705

Textiles, Apparel & Luxury Goods — 0.7%
4,930	Hanesbrands, Inc. †,(d)	143,956
2,924	Phillips-Van Heusen Corporation	110,878
2,520	Timberland Company (The), Class A †,(d)	34,599
2,336	Warnaco Group, Inc. (The) †	92,132

		381,565

Total Consumer Discretionary		6,560,484

Consumer Staples — 3.3%
Beverages — 0.3%
3,139	Hansen Natural Corporation †,(d)	110,807
3,063	PepsiAmericas, Inc. (d)	78,198

		189,005

Food & Staples Retailing — 0.4%
3,318	BJ’s Wholesale Club, Inc. †,(d)	118,419
1,924	Ruddick Corporation	70,919

		189,338

Food Products — 1.2%
3,824	Corn Products International, Inc. (d)	142,023
3,721	Hormel Foods Corporation (d)	155,017
2,877	J.M. Smucker Company (The)	145,605
1,089	Lancaster Colony Corporation (d)	43,517
6,053	Smithfield Foods, Inc. †,(d)	155,925
1,370	Tootsie Roll Industries, Inc. (d)	34,526

		676,613

Household Products — 0.8%
3,436	Church & Dwight Co., Inc. (d)	186,368
2,975	Energizer Holdings, Inc. †,(d),(e)	269,178

		455,546

Personal Products — 0.4%
4,395	Alberto-Culver Company	120,467
2,906	NBTY, Inc. †	87,035

		207,502

Tobacco — 0.2%
1,407	Universal Corporation (d)	92,201

Total Consumer Staples		1,810,205

Energy — 9.8%
Energy Equipment & Services — 3.7%
3,381	Exterran Holdings, Inc. †,(d)	218,210
6,728	FMC Technologies, Inc. †,(d),(e)	382,756
6,474	Grant Prideco, Inc. †,(e)	318,650
5,366	Helmerich & Payne, Inc.	251,505

3

7,974	Patterson-UTI Energy, Inc. (d)	208,759
8,653	Pride International, Inc. †,(d)	302,422
4,181	Superior Energy Services, Inc. †,(d)	165,651
2,840	Tidewater, Inc. (d)	156,512

		2,004,465

Oil, Gas & Consumable Fuels — 6.1%
7,452	Arch Coal, Inc. (d),(e)	324,162
1,739	Bill Barrett Corporation †	82,168
4,285	Cimarex Energy Co. (d)	234,561
12,694	Denbury Resources Inc. †,(e)	362,414
2,764	Encore Acquisition Company †	111,334
4,577	Forest Oil Corporation †,(d)	224,090
5,359	Frontier Oil Corporation (d)	146,086
6,807	Newfield Exploration Company †,(d),(e)	359,750
1,404	Overseas Shipholding Group, Inc. (d)	98,336
6,181	Pioneer Natural Resources Company (d),(e)	303,611
5,839	Plains Exploration & Production Company †,(e)	310,284
5,320	Quicksilver Resources, Inc. †,(d)	194,340
17,702	Southwestern Energy Company †,(d),(e)	596,380

		3,347,516

Total Energy		5,351,981

Financials — 15.7%
Capital Markets — 1.5%
6,176	Apollo Investment Corporation (d)	97,766
5,987	Eaton Vance Corp. (d),(e)	182,663
5,799	Jefferies Group, Inc. (d)	93,538
4,971	Raymond James Financial, Inc. (d)	114,234
6,543	SEI Investments Company	161,547
4,463	Waddell & Reed Financial, Inc., Class A	143,396

		793,144

Commercial Banks — 2.7%
6,592	Associated Banc-Corp (d)	175,545
2,495	Bank of Hawaii Corporation (d)	123,652
2,556	Cathay General Bancorp (d)	52,986
2,090	City National Corporation (d)	103,371
8,182	Colonial BancGroup, Inc. (d)	78,793
3,038	Cullen/Frost Bankers, Inc.	161,136
1,264	First Community Bancorp	33,938
4,166	FirstMerit Corporation	86,070
1,675	SVB Financial Group †,(d)	73,097
17,087	Synovus Financial Corp. (d)	188,982
5,624	TCF Financial Corporation (d)	100,782
2,717	Webster Financial Corporation	75,723
1,492	Westamerica Bancorporation (d)	78,479
3,505	Wilmington Trust Corporation (d)	109,005

		1,441,559

4

Consumer Finance — 0.1%
5,933	AmeriCredit Corp. †,(d)	59,745

Insurance — 4.0%
3,706	American Financial Group, Inc. (d)	94,725
4,765	Arthur J. Gallagher & Co. (d)	112,549
5,901	Brown & Brown, Inc.	102,559
2,246	Commerce Group, Inc., (The)	80,991
3,254	Everest Re Group, Ltd. (e)	291,331
11,035	Fidelity National Financial, Inc., Class A (d)	202,272
4,763	First American Corporation (The) (d)	161,656
2,687	Hanover Insurance Group, Inc. (The)	110,543
5,969	HCC Insurance Holdings, Inc. (d)	135,437
2,103	Horace Mann Educators Corporation	36,760
1,841	Mercury General Corporation (d)	81,575
11,932	Old Republic International Corporation (d)	154,042
3,635	Protective Life Corporation	147,436
2,537	StanCorp Financial Group, Inc.	121,040
2,682	Unitrin, Inc. (d)	94,782
8,060	W. R. Berkley Corporation	223,181

		2,150,879

Real Estate Investment Trusts (REITs) — 6.0%
1,657	Alexandria Real Estate Equities, Inc. (d)	153,637
5,068	AMB Property Corporation (e)	275,801
2,639	BRE Properties, Inc. (d)	120,233
2,728	Camden Property Trust (d)	136,946
1,911	Cousins Properties Incorporated (d)	47,221
7,574	Duke Realty Corporation	172,763
1,913	Equity One, Inc. (d)	45,855
3,041	Federal Realty Investment Trust (d)	237,046
4,595	Health Care REIT, Inc. (d)	207,372
2,959	Highwoods Properties, Inc. (d)	91,936
4,861	Hospitality Properties Trust (d)	165,371
4,766	Liberty Property Trust	148,270
3,745	Macerich Company (The)	263,161
3,399	Mack-Cali Realty Corporation	121,378
4,930	Nationwide Health Properties, Inc. (d)	166,387
2,028	Potlatch Corporation (d)	83,696
4,058	Rayonier, Inc. (d)	176,280
5,243	Realty Income Corporation (d)	134,326
3,602	Regency Centers Corporation	233,265
6,903	UDR, Inc. (d)	169,262
3,860	Weingarten Realty Investors (d)	132,938

		3,283,144

Real Estate Management & Development — 0.2%
1,645	Jones Lang LaSalle Incorporated (d)	127,224

5

Thrifts & Mortgage Finance — 1.2%
4,226	Astoria Financial Corporation	114,778
5,405	First Niagara Financial Group, Inc. (d)	73,454
4,188	IndyMac Bancorp, Inc. (d)	20,773
16,817	New York Community Bancorp, Inc. (d),(e)	306,406
4,199	PMI Group, Inc. (The) (d)	24,438
4,162	Radian Group, Inc. (d)	27,344
4,527	Washington Federal, Inc. (d)	103,397

		670,590

Total Financials		8,526,285

Health Care — 11.9%
Biotechnology — 1.3%
3,502	Cephalon, Inc. †,(d)	225,529
16,818	Millennium Pharmaceuticals, Inc. †,(d)	260,006
6,048	PDL BioPharma, Inc. †,(d)	64,048
6,883	Vertex Pharmaceuticals Incorporated †	164,435

		714,018

Health Care Equipment & Supplies — 4.3%
3,142	Advanced Medical Optics, Inc. †,(d)	63,783
3,246	Beckman Coulter, Inc.	209,529
7,814	Dentsply International, Inc. (d),(e)	301,620
2,934	Edwards Lifesciences Corporation †,(d)	130,710
2,794	Gen-Probe Incorporated †,(d)	134,671
3,200	Hillenbrand Industries, Inc. (d)	83,182
6,614	Hologic, Inc. †,(d),(e)	367,738
2,000	Intuitive Surgical, Inc. †,(d),(e)	648,700
2,801	Kinetic Concepts, Inc. †,(d)	129,490
4,021	ResMed, Inc. †,(d)	169,606
3,213	STERIS Corporation (d)	86,205

		2,325,234

Health Care Providers & Services — 2.8%
2,267	Apria Healthcare Group, Inc. †,(d)	44,773
5,002	Community Health Systems, Inc. †,(d)	167,917
12,589	Health Management Associates, Inc., Class A †,(d)	66,596
5,710	Health Net, Inc. †	175,868
4,640	Henry Schein, Inc. †	266,336
1,548	Kindred Healthcare, Inc. †,(d)	33,855
2,938	LifePoint Hospitals, Inc. †,(d)	80,707
3,789	Lincare Holdings, Inc. †,(d)	106,509
6,304	Omnicare, Inc. (d)	114,480
2,853	Psychiatric Solutions, Inc. †,(d)	96,774
2,679	Universal Health Services, Inc., Class B (d)	143,835
4,385	VCA Antech, Inc. †	119,930
2,159	WellCare Health Plans Inc. †,(d)	84,093

		1,501,673

6

Health Care Technology — 0.2%
3,456	Cerner Corporation †,(d)	128,840

Life Sciences Tools & Services — 2.2%
3,589	Affymetrix, Inc. †,(d)	62,485
3,529	Charles River Laboratories International, Inc. †,(d)	207,999
3,320	Covance, Inc. †	275,460
2,392	Invitrogen Corporation †,(d)	204,444
5,437	Pharmaceutical Product Development, Inc.	227,810
2,020	Techne Corporation †	136,067
1,568	Varian, Inc. †,(d)	90,819

		1,205,084

Pharmaceuticals — 1.1%
6,945	Endo Pharmaceuticals Holdings Inc. †	166,263
2,917	Medicis Pharmaceutical Corporation, Class A (d)	57,436
1,789	Par Pharmaceutical Companies, Inc. †,(d)	31,111
4,019	Perrigo Company	151,637
5,800	Sepracor, Inc. †,(d),(e)	113,216
4,710	Valeant Pharmaceuticals International †,(d)	60,429

		580,092

Total Health Care		6,454,941

Industrials — 15.6%
Aerospace & Defense — 0.8%
1,698	Alliant Techsystems, Inc. †,(d)	175,794
4,818	BE Aerospace, Inc. †	168,389
2,141	DRS Technologies, Inc.	124,777

		468,960

Airlines — 0.2%
4,757	AirTran Holdings, Inc. †,(d)	31,396
1,969	Alaska Air Group, Inc. †,(d)	38,632
9,403	JetBlue Airways Corporation †,(d)	54,537

		124,565

Commercial Services & Supplies — 3.8%
2,487	Brink’s Company (The) (d)	167,077
3,513	ChoicePoint Inc. †,(d)	167,219
3,607	Copart, Inc. †,(d)	139,807
1,799	Corporate Executive Board Company (The) (d)	72,823
6,469	Corrections Corporation of America †	178,027
2,660	Deluxe Corporation	51,099
2,931	Dun & Bradstreet Corporation (The) (d)	238,525
2,930	Herman Miller, Inc. (d)	71,990
2,303	HNI Corporation (d)	61,928
1,155	Kelly Services, Inc., Class A	23,747
2,401	Korn/Ferry International †,(d)	40,577
4,125	Manpower Inc. (d)	232,072
1,514	Mine Safety Appliances Company (d)	62,362
2,366	Navigant Consulting, Inc. †,(d)	44,907

7

8,171	Republic Services, Inc.	238,920
2,192	Rollins, Inc. (d)	38,776
4,529	Stericycle, Inc. †	233,243

		2,063,099

Construction & Engineering — 1.2%
1,694	Granite Construction, Inc. (d)	55,411
8,787	KBR, Inc. (d),(e)	243,663
8,856	Quanta Services, Inc. †,(d)	205,194
4,320	URS Corporation †,(d)	141,221

		645,489

Electrical Equipment — 1.4%
5,547	AMETEK, Inc.	243,569
2,947	Hubbell Incorporated, Class B	128,755
4,623	Roper Industries, Inc. (d)	274,791
2,647	Thomas & Betts Corporation †	96,271

		743,386

Industrial Conglomerates — 0.4%
3,111	Carlisle Companies Incorporated (d)	104,032
2,025	Teleflex, Inc.	96,613

		200,645

Machinery — 5.6%
4,742	AGCO Corporation †,(d),(e)	283,951
2,658	Crane Co. (d)	107,250
3,647	Donaldson Company, Inc. (d)	146,901
2,474	Federal Signal Corporation (d)	34,537
2,967	Flowserve Corporation (d)	309,695
3,164	Graco Inc. (d)	114,727
4,374	Harsco Corporation	242,232
4,223	IDEX Corporation	129,604
5,588	Joy Global, Inc. (e)	364,114
3,992	Kennametal Inc.	117,485
2,224	Lincoln Electric Holdings, Inc. (d)	143,426
1,741	Nordson Corporation (d)	93,753
3,842	Oshkosh Truck Corporation (d)	139,388
5,140	Pentair, Inc. (d)	163,966
2,760	SPX Corporation	289,524
4,960	Timken Company (The)	147,411
4,214	Trinity Industries, Inc. (d)	112,303
2,520	Westinghouse Air Brake Technologies Corporation	94,903

		3,035,170

Marine — 0.2%
2,138	Alexander & Baldwin, Inc. (d)	92,105

Road & Rail — 1.0%
5,362	Avis Budget Group, Inc. †,(d)	56,944
2,347	Con-way Inc. (d)	116,129
4,455	J.B. Hunt Transport Services, Inc. (d)	140,021

8

3,992	Kansas City Southern †,(d)	160,119
2,303	Werner Enterprises, Inc. (d)	42,744
2,940	YRC Worldwide, Inc. †,(d)	38,573

		554,530

Trading Companies & Distributors — 1.0%
6,485	Fastenal Company (d)	297,856
2,479	GATX Corporation (d)	96,855
2,462	MSC Industrial Direct Co., Inc., Class A (d)	104,019
3,932	United Rentals, Inc. †,(d)	74,079

		572,809

Total Industrials		8,500,758

Information Technology — 13.1%
Communications Equipment — 1.9%
20,823	3Com Corporation †,(d)	47,685
6,093	ADC Telecommunications, Inc. †,(d)	73,603
2,927	ADTRAN, Inc.	54,150
2,365	Avocent Corporation †,(d)	39,969
3,482	CommScope, Inc. †,(d)	121,278
2,107	Dycom Industries, Inc. †,(d)	25,305
4,397	F5 Networks, Inc. †	79,893
7,767	Foundry Networks, Inc. †,(d)	89,942
7,066	Harris Corporation (d),(e)	342,913
2,529	Plantronics, Inc. (d)	48,835
4,562	Polycom, Inc. †,(d)	102,827

		1,026,400

Computers & Peripherals — 1.3%
3,406	Diebold, Inc. (d)	127,895
1,623	Imation Corp. (d)	36,907
9,044	NCR Corporation †	206,475
5,533	Palm, Inc. (d)	27,665
11,493	Western Digital Corporation †,(e)	310,771

		709,713

Electronic Equipment & Instruments — 2.2%
9,167	Amphenol Corporation, Class A (e)	341,471
6,366	Arrow Electronics, Inc. †	214,216
7,784	Avnet, Inc. †	254,770
7,688	Ingram Micro Inc., Class A †,(d)	121,701
4,348	KEMET Corporation †,(d)	17,566
2,973	National Instruments Corporation	77,714
2,809	Tech Data Corporation †,(d)	92,135
9,647	Vishay Intertechnology, Inc. †	87,402

		1,206,975

Information Technology Services — 2.0%
3,510	Acxiom Corporation (d)	41,664
4,096	Alliance Data Systems Corporation †,(d),(e)	194,601
7,248	Broadridge Financial Solutions Inc.	127,565

9

1,808	CSG Systems International, Inc. †	20,557
2,614	DST Systems, Inc. †,(d)	171,844
3,366	Gartner, Inc. †,(d)	65,098
4,115	Global Payments Inc.	170,196
4,625	Metavante Technologies, Inc. †,(d)	92,454
4,940	MPS Group, Inc. †	58,391
4,006	NeuStar, Inc., Class A †,(d)	106,079
2,223	SRA International, Inc., Class A †,(d)	54,041

		1,102,490

Internet Software & Services — 0.3%
2,100	Digital River, Inc. †,(d)	65,037
5,070	ValueClick, Inc. †,(d)	87,457

		152,494

Office Electronics — 0.2%
3,437	Zebra Technologies Corporation, Class A †,(d)	114,521

Semiconductors & Semiconductor Equipment — 2.3%
22,982	Atmel Corporation †	79,978
4,528	Cree, Inc. †,(d)	126,603
7,906	Cypress Semiconductor Corporation †,(e)	186,661
6,447	Fairchild Semiconductor International, Inc. †	76,848
9,843	Integrated Device Technology, Inc. †	87,898
3,754	International Rectifier Corporation †	80,711
6,560	Intersil Corporation, Class A	168,395
6,445	Lam Research Corporation †,(e)	246,328
15,094	RF Micro Devices, Inc. †,(d)	40,150
3,325	Semtech Corporation †,(d)	47,647
2,728	Silicon Laboratories, Inc. †,(d)	86,041
7,403	TriQuint Semiconductor, Inc. †,(d)	37,459

		1,264,719

Software — 2.9%
1,861	ACI Worldwide, Inc. †,(d)	37,071
15,216	Activision, Inc. †,(e)	415,549
926	Advent Software, Inc. †,(d)	39,466
14,403	Cadence Design Systems, Inc. †,(d)	153,824
2,531	Fair Isaac Corporation (d)	54,467
3,976	Jack Henry & Associates, Inc. (d)	98,088
2,799	Macrovision Corporation †,(d)	37,787
8,402	McAfee, Inc. †,(e)	278,022
4,645	Mentor Graphics Corporation †,(d)	41,016
6,004	Parametric Technology Corporation †,(d)	95,944
4,617	Sybase, Inc. †,(d)	121,427
7,345	Synopsys, Inc. †	166,805
3,976	Wind River Systems, Inc. †,(d)	30,774

		1,570,240

Total Information Technology		7,147,552

10

Materials — 7.3%
Chemicals — 3.7%
4,270	Airgas, Inc. (d)	194,157
3,927	Albemarle Corporation	143,414
3,369	Cabot Corporation (d)	94,332
2,504	CF Industries Holdings, Inc. (d)	259,465
12,527	Chemtura Corporation (d)	91,948
2,170	Cytec Industries, Inc.	116,855
2,256	Ferro Corporation	33,524
3,889	FMC Corporation	215,801
3,541	Lubrizol Corporation (The)	196,561
988	Minerals Technologies, Inc. (d)	62,046
3,862	Olin Corporation	76,313
6,304	RPM International, Inc.	132,006
2,296	Scotts Miracle-Gro Company (The)	74,436
2,475	Sensient Technologies Corporation	72,988
4,699	Terra Industries Inc. †,(d)	166,955
5,186	Valspar Corporation (The) (d)	102,890

		2,033,691

Construction Materials — 0.4%
2,135	Martin Marietta Materials, Inc. (d)	226,673

Containers & Packaging — 0.9%
3,536	AptarGroup, Inc.	137,657
4,758	Packaging Corporation of America	106,246
5,150	Sonoco Products Company	147,445
5,502	Temple-Inland, Inc. (d)	69,985

		461,333

Metals & Mining — 2.2%
2,548	Carpenter Technology Corporation	142,612
2,338	Cleveland-Cliffs, Inc. (d)	280,139
6,035	Commercial Metals Company	180,869
3,265	Reliance Steel & Aluminum Co.	195,443
9,762	Steel Dynamics, Inc. (d)	322,536
3,420	Worthington Industries, Inc. (d)	57,695

		1,179,294

Paper & Forest Products — 0.1%
5,336	Louisiana-Pacific Corporation (d)	48,984

Total Materials		3,949,975

Telecommunication Services — 0.5%
Diversified Telecommunication Services — 0.1%
12,859	Cincinnati Bell, Inc. †,(d)	54,779

Wireless Telecommunication Services — 0.4%
5,509	Telephone & Data Systems, Inc. (e)	216,339

Total Telecommunication Services		271,118

11

Utilities — 7.7%
Electric Utilities — 1.7%
5,881	DPL, Inc. (d)	150,789
4,466	Great Plains Energy, Inc. (d)	110,087
4,327	Hawaiian Electric Industries, Inc. (d)	103,285
2,333	IDACORP, Inc. (d)	74,913
8,032	Northeast Utilities	197,105
12,109	Sierra Pacific Resources	152,937
5,060	Westar Energy, Inc. (d)	115,216

		904,332

Gas Utilities — 2.3%
3,957	AGL Resources, Inc.	135,804
3,711	Energen Corporation	231,195
6,324	Equitable Resources, Inc. (e)	372,484
4,324	National Fuel Gas Company (d)	204,136
5,387	ONEOK, Inc.	240,422
2,560	WGL Holdings, Inc. (d)	82,074

		1,266,115

Multi-Utilities — 3.5%
5,882	Alliant Energy Corporation (d)	205,929
19,463	Aquila, Inc. †,(d)	62,476
1,957	Black Hills Corporation (d)	70,022
8,195	Energy East Corporation (d)	197,663
9,446	MDU Resources Group, Inc.	231,899
5,529	NSTAR (d)	168,248
4,753	OGE Energy Corp.	148,151
3,977	PNM Resources, Inc. (d)	49,593
6,713	Puget Energy, Inc.	173,665
6,040	SCANA Corporation (d)	220,943
3,953	Vectren Corporation (d)	106,059
6,053	Wisconsin Energy Corporation (d),(e)	266,272

		1,900,920

Water Utilities — 0.2%
6,907	Aqua America, Inc. (d)	129,713

Total Utilities		4,201,080

TOTAL COMMON STOCKS
(Cost $40,206,548)		52,774,379

INVESTMENT COMPANY SECURITY — 2.7%
(Cost $1,493,731)
1,493,731	Institutional Money Market Fund (f)	1,493,731

Principal
Amount

U.S. TREASURY BILL — 0.9%
(Cost $496,865)
$500,000	1.980% due 07/24/2008 (e),(g)	496,865

12

Shares

COLLATERAL FOR SECURITIES ON LOAN(c) — 42.1%
(Cost $22,898,165)
22,898,165	State Street Navigator Securities Lending Trust — Prime Portfolio (h)	22,898,165

TOTAL INVESTMENTS
(Cost $65,095,309)(i)	142.6%	$77,663,140

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2008.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, and/or comparable publicly-traded securities information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

13

(d)	Security, or a portion thereof, is on loan.

(e)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts.

(f)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(g)	Rate represents annualized yield at date of purchase.

(h)	At March 31, 2008, the market value of the securities on loan is $22,556,026.

(i)	At March 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $17,223,076, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $4,655,245 and net appreciation for financial reporting purposes was $12,567,831. At March 31, 2008, aggregate cost for financial reporting purposes was $65,095,309.

(j)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

14

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, March 31, 2008 (Unaudited) (a)

Shares		Value(b),(j)

COMMON STOCKS — 100.4%
Consumer Discretionary — 13.1%
Auto Components — 0.3%
2,516	Drew Industries Incorporated †,(d)	$61,541
4,511	Spartan Motors, Inc. (d)	38,163
1,656	Standard Motor Products, Inc.	10,135
3,204	Superior Industries International, Inc. (d)	66,483

		176,322

Automobiles — 0.2%
8,887	Fleetwood Enterprises, Inc. †,(d)	40,881
4,146	Monaco Coach Corporation (d)	39,304
4,009	Winnebago Industries, Inc. (d)	67,752

		147,937

Distributors — 0.6%
2,529	Audiovox Corporation, Class A †	27,010
4,064	Building Materials Holding Corporation (d)	17,800
15,813	LKQ Corporation †,(e)	355,318

		400,128

Diversified Consumer Services — 0.8%
3,636	Bright Horizons Family Solutions, Inc. †	156,493
3,825	Coinstar, Inc. †	107,636
735	CPI Corporation (d)	12,693
8,600	Hillenbrand, Inc. †	190,297
1,169	Pre-Paid Legal Services, Inc. †	49,577
2,903	Universal Technical Institute, Inc. †,(d)	34,052

		550,748

Hotels, Restaurants & Leisure — 3.0%
2,127	Buffalo Wild Wings, Inc. †,(d)	52,112
4,037	California Pizza Kitchen, Inc. †	52,925
3,684	CEC Entertainment, Inc. †	106,394
7,563	CKE Restaurants, Inc. (d)	84,857
2,078	IHOP Corp. (d)	99,536
8,239	Jack in the Box, Inc. †	221,382
1,719	Landry’s Restaurants, Inc. (d)	27,985
2,939	Marcus Corporation (The) (d)	56,429
1,954	Monarch Casino & Resort, Inc. †	34,605
3,197	Multimedia Games, Inc. †,(d)	17,072
3,064	O’Charley’s Inc. (d)	35,297
3,349	P. F. Chang’s China Bistro, Inc. †,(d)	95,246
4,166	Panera Bread Company, Class A †,(d)	174,514
2,873	Papa John’s International, Inc. †,(d)	69,555

1

1,734	Peet’s Coffee & Tea, Inc. †,(d)	40,766
8,290	Pinnacle Entertainment, Inc. †,(d)	106,112
2,325	Red Robin Gourmet Burgers, Inc. †,(d)	87,350
2,752	Ruth’s Chris Steak House, Inc. †,(d)	19,016
4,868	Shuffle Master, Inc. †,(d)	26,044
8,410	Sonic Corporation †,(d),(e)	185,356
3,941	Steak n Shake Company (The) †,(d)	31,016
7,459	Texas Roadhouse, Inc. †,(d)	73,098
8,725	Triarc Companies, Inc., Class B (d)	60,290
5,741	WMS Industries, Inc. †,(d)	206,504

		1,963,461

Household Durables — 0.9%
1,632	Bassett Furniture Industries, Inc. (d)	20,139
10,725	Champion Enterprises, Inc. †,(d)	107,572
4,014	Ethan Allen Interiors Inc. (d)	114,118
7,111	La-Z-Boy, Inc. (d)	59,306
2,012	Libbey, Inc.	33,882
1,704	M/I Homes, Inc. (d)	28,934
3,636	Meritage Homes Corporation †,(d)	70,247
652	National Presto Industries, Inc.	34,165
2,312	Russ Berrie & Company, Inc. †,(d)	32,507
940	Skyline Corporation	26,151
8,982	Standard Pacific Corp. (d),(e)	43,652
2,015	Universal Electronics Inc. †	48,783

		619,456

Internet & Catalog Retail — 0.3%
2,181	Blue Nile, Inc. †,(d)	118,101
3,360	PetMed Express, Inc. †,(d)	37,262
2,248	Stamps.com Inc. †,(d)	23,065

		178,428

Leisure Equipment & Products — 0.8%
1,662	Arctic Cat, Inc. (d)	12,116
3,959	JAKKS Pacific, Inc. †,(d)	109,150
2,540	MarineMax, Inc. †,(d)	31,648
4,364	Nautilus Group, Inc. (The) (d)	14,358
4,650	Polaris Industries, Inc. (d)	190,696
6,600	Pool Corporation (d)	124,674
2,482	RC2 Corporation †	52,048
2,875	Sturm Ruger & Company, Inc. †,(d)	23,690

		558,380

Media — 0.5%
1,827	4Kids Entertainment, Inc. †,(d)	17,850
2,432	A.H. Belo Corporation, Series A †,(d)	27,798
3,916	Arbitron, Inc. (d)	169,015

2

10,365	Live Nation, Inc. †,(d)	125,727
11,222	Radio One, Inc., Class D †,(d)	17,057

		357,447

Multiline Retail — 0.1%
5,573	Fred’s, Inc., Class A (d)	57,123
4,163	Tuesday Morning Corporation †,(d)	21,565

		78,688

Specialty Retail — 3.3%
7,421	Aaron Rents, Inc. (d)	159,848
3,032	Big 5 Sporting Goods Corporation (d)	26,591
6,119	Brown Shoe Company, Inc.	92,213
5,468	Cabela’s Incorporated †,(d)	77,427
4,318	Cato Corporation, Class A (d)	64,511
3,453	Charlotte Russe Holding, Inc. †	59,875
3,258	Children’s Place Retail Stores, Inc. (The) †	80,016
4,920	Christopher & Banks Corporation (d)	49,151
6,247	Dress Barn (The) †	80,836
6,680	Finish Line, Inc. (The), Class A (d)	31,797
3,153	Genesco, Inc. †,(d)	72,866
3,196	Group 1 Automotive, Inc. (d)	75,042
3,964	Gymboree Corporation †	158,084
3,019	Haverty Furniture Companies, Inc. (d)	32,122
4,214	Hibbett Sports, Inc. †,(d)	65,064
6,028	Hot Topic, Inc. †,(d)	25,981
3,448	Jo-Ann Stores, Inc. †,(d)	50,789
2,514	Jos. A. Bank Clothiers Inc. †,(d)	51,537
2,210	Lithia Motors, Inc., Class A (d)	22,454
7,240	Men’s Wearhouse, Inc. (The) (d)	168,475
1,978	Midas, Inc. †,(d)	34,002
5,743	Pep Boys — Manny, Moe & Jack (The) (d)	57,200
6,172	Select Comfort Corporation †,(d)	22,219
4,069	Sonic Automotive, Inc., Class A (d)	83,618
5,727	Stage Stores, Inc.	92,777
3,572	Stein Mart, Inc. (d)	20,075
4,515	Tractor Supply Company †,(d)	178,433
3,416	Tween Brands, Inc. †,(d)	84,512
5,912	Zale Corporation †,(d)	116,821
2,487	Zumiez Inc. †,(d)	39,021

		2,173,357

Textiles, Apparel & Luxury Goods — 2.3%
11,402	Crocs, Inc. †,(d),(e)	199,193
1,798	Deckers Outdoor Corporation †,(d)	193,860
6,381	Fossil, Inc. †,(d)	194,876
7,938	Iconix Brand Group, Inc. †	137,724
3,701	K-Swiss, Inc., Class A (d)	58,550
2,608	Maidenform Brands, Inc. †	42,432
2,670	Movado Group, Inc.	52,038

3

1,931	Oxford Industries, Inc. (d)	43,505
2,044	Perry Ellis International, Inc. †	44,621
17,272	Quiksilver, Inc. †,(d)	169,438
4,503	Skechers U.S.A., Inc., Class A †	91,006
1,974	UniFirst Corporation	73,216
2,020	Volcom, Inc. †,(d)	40,824
6,962	Wolverine World Wide, Inc.	201,968

		1,543,251

Total Consumer Discretionary		8,747,603

Consumer Staples — 3.6%
Beverages — 0.1%
1,411	Boston Beer Company (The), Inc., Class A †,(d)	67,079

Food & Staples Retailing — 1.4%
2,503	Andersons, Inc. (The) (d)	111,659
7,014	Casey’s General Stores, Inc. (d)	158,516
3,176	Great Atlantic & Pacific Tea Company, Inc. (The) †	83,275
4,382	Longs Drug Stores Corporation	186,060
1,815	Nash Finch Company (d)	61,674
4,921	Performance Food Group Company †	160,818
3,029	Spartan Stores Inc.	63,155
5,961	United Natural Foods, Inc. †,(d)	111,530

		936,687

Food Products — 1.5%
10,823	Flowers Foods, Inc.	267,869
5,545	Hain Celestial Group, Inc. (The) †,(d)	163,578
1,941	J&J Snack Foods Corporation	53,319
4,317	Lance, Inc.	84,613
3,591	Ralcorp Holdings, Inc. †	208,817
2,127	Sanderson Farms, Inc. (d)	80,847
4,316	TreeHouse Foods, Inc. †	98,664

		957,707

Household Products — 0.2%
9,929	Central Garden & Pet Company †,(d)	44,085
5,622	Spectrum Brands, Inc. †,(d)	25,692
2,344	WD-40 Company (d)	77,938

		147,715

Personal Products — 0.3%
2,650	Chattem, Inc. †,(d)	175,801
2,159	Mannatech, Incorporated (d)	15,394
1,160	USANA Health Sciences, Inc. †,(d)	25,555

		216,750

Tobacco — 0.1%
12,307	Alliance One International, Inc. †	74,334

Total Consumer Staples		2,400,272

4

Energy — 9.4%
Energy Equipment & Services — 5.5%
3,817	Atwood Oceanics, Inc. †,(e)	350,095
3,113	Basic Energy Services, Inc. †,(d)	68,735
3,306	Bristow Group Inc. †,(d)	177,433
2,822	CARBO Ceramics Inc. (d)	113,162
3,780	Dril-Quip, Inc. †	175,657
1,514	Gulf Island Fabrication, Inc.	43,482
12,680	Helix Energy Solutions Group, Inc. †,(e)	399,420
3,195	Hornbeck Offshore Services Inc. †,(d)	145,916
11,441	ION Geophysical Corporation †,(d)	157,886
2,024	Lufkin Industries, Inc. (d)	129,172
3,688	Matrix Service Company †	63,360
2,579	NATCO Group Inc. †	120,568
7,618	Oceaneering International, Inc. †,(e)	479,934
6,882	Pioneer Drilling Company †,(d)	109,630
3,123	SEACOR Holdings, Inc. †,(d)	266,579
2,175	Superior Well Services, Inc. †,(d)	47,567
10,298	TETRA Technologies, Inc. †,(d)	163,121
6,520	Unit Corporation †,(e)	369,358
4,267	W-H Energy Services, Inc. †	293,783

		3,674,858

Oil, Gas & Consumable Fuels — 3.9%
13,523	Cabot Oil & Gas Corporation (e)	687,509
11,133	Massey Energy Company (e)	406,355
3,675	Patriot Coal Corporation †	172,615
5,758	Penn Virginia Corporation	253,870
2,061	Petroleum Development Corporation †	142,765
5,986	PetroQuest Energy, Inc. †,(d)	103,797
8,716	St. Mary Land & Exploration Company (e)	335,566
3,913	Stone Energy Corporation †	204,689
4,183	Swift Energy Company †	188,193
3,953	World Fuel Services Corporation	110,961

		2,606,320

Total Energy		6,281,178

Financials — 17.5%
Capital Markets — 0.9%
6,039	Investment Technology Group, Inc. †	278,881
7,484	LaBranche & Co. Inc. †,(d)	32,555
6,102	optionsXpress Holdings, Inc.	126,373
2,166	Piper Jaffray Companies, Inc. †	73,557
3,069	SWS Group, Inc. (d)	37,534
3,969	TradeStation Group, Inc. †,(d)	33,816

		582,716

Commercial Banks — 6.1%
5,176	Boston Private Financial Holdings, Inc. (d)	54,814
3,874	Cascade Bancorp (d)	37,035

5

3,977	Central Pacific Financial Corp. (d)	74,966
2,486	Columbia Banking System, Inc.	55,637
4,099	Community Bank System, Inc. (d)	100,671
8,733	East West Bancorp, Inc. (d)	155,011
10,491	First Bancorp	106,589
8,803	First Commonwealth Financial Corporation (d)	102,027
4,237	First Financial Bancorp (d)	56,988
6,715	First Midwest Bancorp, Inc. (d)	186,476
5,719	Frontier Financial Corporation (d)	101,112
7,453	Glacier Bancorp, Inc. (d)	142,874
3,340	Hancock Holding Company (d)	140,347
5,328	Hanmi Financial Corporation (d)	39,374
2,756	Independent Bank Corporation (d)	28,607
2,598	Irwin Financial Corporation (d)	13,795
3,012	Nara Bancorp, Inc. (d)	39,126
10,998	National Penn Bancshares, Inc. (d)	200,054
9,182	Old National Bancorp (d)	165,276
3,412	PrivateBancorp, Inc. (d)	107,376
5,318	Prosperity Bancshares, Inc. (d)	152,414
4,360	Provident Bankshares Corporation (d)	46,826
3,713	Royal Bank of Canada (d)	172,654
4,107	Signature Bank †	104,728
10,041	South Financial Group, Inc. (d),(e)	149,209
2,464	Sterling Bancorp (d)	38,266
10,127	Sterling Bancshares, Inc.	100,662
7,146	Sterling Financial Corporation (d)	111,549
11,888	Susquehanna Bancshares, Inc. (d)	242,159
14,445	UCBH Holdings, Inc. (d),(e)	112,093
4,963	UMB Financial Corporation (d)	204,476
8,306	Umpqua Holdings Corporation (d)	128,826
5,324	United Bankshares, Inc. (d)	141,885
5,663	United Community Banks, Inc. (d)	96,158
8,956	Whitney Holding Corporation (d)	222,019
2,427	Wilshire Bancorp, Inc.	18,542
3,256	Wintrust Financial Corporation	113,797

		4,064,418

Consumer Finance — 0.4%
4,040	Cash America International, Inc.	147,056
3,782	First Cash Financial Services, Inc. †	39,068
3,713	Rewards Network, Inc. †	16,634
2,341	World Acceptance Corporation †,(d)	74,561

		277,319

Diversified Financial Services — 0.2%
3,510	Financial Federal Corporation	76,553
2,097	Portfolio Recovery Associates, Inc. (d)	89,940

		166,493

6

Insurance — 3.0%
5,939	Delphi Financial Group, Inc.	173,597
5,083	Hilb Rogal & Hobbs Company	159,962
2,237	Infinity Property & Casualty Corporation	93,059
2,129	LandAmerica Financial Group, Inc. (d)	84,032
1,844	Navigators Group, Inc. (The) †	100,314
8,076	Philadelphia Consolidated Holding Corp. †	260,047
2,984	Presidential Life Corporation	52,041
4,454	ProAssurance Corporation †	239,759
2,508	RLI Corporation (d)	124,322
2,238	Safety Insurance Group, Inc.	76,383
1,086	SCPIE Holdings, Inc. †	29,919
7,451	Selective Insurance Group, Inc.	177,930
2,494	Stewart Information Services Corporation	69,807
2,790	Tower Group, Inc.	70,224
3,000	United Fire & Casualty Company	112,200
5,132	Zenith National Insurance Corp.	184,033

		2,007,629

Real Estate Investment Trusts (REITs) — 5.7%
4,451	Acadia Realty Trust (d)	107,492
9,072	BioMed Realty Trust, Inc. (d)	216,730
6,541	Colonial Properties Trust	157,311
925	Deerfield Capital Corp.	1,304
13,108	DiamondRock Hospitality Company	166,078
3,292	EastGroup Properties, Inc.	152,946
3,882	Entertainment Properties Trust	191,499
3,529	Essex Property Trust, Inc. (d),(e)	402,236
9,186	Extra Space Storage Inc. (d)	148,721
4,511	Home Properties, Inc.	216,483
8,101	Inland Real Estate Corporation (d)	123,216
4,549	Kilroy Realty Corporation (d)	223,401
4,008	Kite Realty Group Trust	56,112
8,482	Lexington Corporate Properties Trust (d)	122,226
2,806	LTC Properties, Inc.	72,142
7,429	Medical Properties Trust, Inc. (d)	84,096
3,565	Mid-America Apartment Communities, Inc.	177,680
10,032	National Retail Properties, Inc.	221,206
2,114	Parkway Properties Inc.	78,134
5,436	Pennsylvania Real Estate Investment Trust (d)	132,584
2,117	PS Business Parks, Inc.	109,872
13,126	Senior Housing Properties Trust	311,086
3,010	Sovran Self Storage, Inc.	128,557
4,334	Tanger Factory Outlet Centers, Inc. (d)	166,729

		3,767,841

Real Estate Management & Development — 0.2%
4,924	Forestar Real Estate Group Inc. †	122,657

7

Thrifts & Mortgage Finance — 1.0%
2,449	Anchor Bancorp Wisconsin, Inc. (d)	46,458
6,722	Bank Mutual Corporation	72,194
5,739	BankAtlantic Bancorp, Inc., Class A (d)	22,439
4,339	BankUnited Financial Corporation, Class A (d)	21,738
8,069	Brookline Bancorp, Inc. (d)	92,632
4,413	Corus Bankshares, Inc. (d)	42,939
3,470	Dime Community Bancshares, Inc. (d)	60,656
2,696	Downey Financial Corporation (d)	49,552
1,891	FirstFed Financial Corporation †,(d)	51,341
5,085	Flagstar Bancorp, Inc. (d)	36,714
3,509	Franklin Bank Corp. †,(d)	10,632
4,911	Guaranty Financial Group Inc. †,(d)	52,155
1,712	Triad Guaranty Inc. †,(d)	8,560
10,446	TrustCo Bank Corp NY (d)	92,865

		660,875

Total Financials		11,649,948

Health Care — 12.0%
Biotechnology — 1.2%
4,776	ArQule, Inc. †,(d)	20,441
7,800	Cubist Pharmaceuticals, Inc.†	143,676
4,255	LifeCell Corporation †,(d)	178,837
4,545	Martek Biosciences Corporation †,(d)	138,941
8,657	Regeneron Pharmaceuticals, Inc. †	166,128
6,075	Savient Pharmaceuticals, Inc. †	121,500

		769,523

Health Care Equipment & Supplies — 4.6%
3,000	Abaxis, Inc. †	69,510
10,020	American Medical Systems Holdings, Inc. †,(d)	142,184
1,852	Analogic Corporation	123,232
3,677	ArthroCare Corp. †,(d)	122,628
3,304	BioLase Technology, Inc. †	10,209
3,959	CONMED Corporation †	101,509
6,222	Cooper Companies, Inc. (The) (d),(e)	214,223
3,438	CryoLife, Inc. †	32,317
3,106	Cyberonics, Inc. †,(d)	45,037
1,793	Datascope Corporation	74,284
3,124	Greatbatch, Inc. †,(d)	57,513
3,543	Haemonetics Corporation †	211,092
1,690	ICU Medical, Inc. †,(d)	48,621
8,431	IDEXX Laboratories, Inc. †,(e)	415,311
9,678	Immucor, Inc. †,(e)	206,528
2,552	Integra LifeSciences Holdings Corporation †,(d)	110,935
4,431	Invacare Corporation (d)	98,723
1,649	Kensey Nash Corporation †	47,739
4,666	Mentor Corporation (d)	120,010
5,543	Meridian Bioscience, Inc.	185,302

8

3,776	Merit Medical Systems, Inc. †	59,774
2,451	Osteotech, Inc. †	11,642
2,536	Palomar Medical Technologies, Inc. †,(d)	38,294
2,349	Possis Medical, Inc. †,(d)	45,759
2,123	SurModics, Inc. †,(d)	88,911
4,901	Symmetry Medical Inc. †	81,357
4,601	Theragenics Corporation †	18,128
1,102	Vital Signs, Inc.	55,816
4,443	West Pharmaceutical Services, Inc.	196,514

		3,033,102

Health Care Providers & Services — 4.3%
1,500	Air Methods Corporation †,(d)	72,555
3,661	Amedisys, Inc. †,(d)	144,024
7,398	AMERIGROUP Corporation †,(d),(e)	202,187
4,164	AMN Healthcare Services, Inc. †	64,209
4,340	AmSurg Corporation †	102,771
6,039	Centene Corporation †	84,184
3,340	Chemed Corporation	140,948
4,414	Cross Country Healthcare, Inc. †,(d)	54,601
3,879	Gentiva Health Services, Inc. †	84,407
5,144	HealthExtras, Inc. †	127,777
4,967	Healthways, Inc. †	175,534
3,046	HMS Holdings Corp. †	86,963
4,484	inVentiv Health, Inc. †	129,184
2,556	LCA-Vision Inc. (d)	31,950
1,992	LHC Group, Inc. †	33,466
2,967	Matria Healthcare, Inc. †	66,164
1,884	MedCath Corporation †	34,289
1,967	Molina Healthcare, Inc. †,(d)	48,034
4,524	Odyssey Healthcare, Inc. †	40,716
5,661	Owens & Minor, Inc.	222,704
6,711	Pediatrix Medical Group, Inc. †,(e)	452,321
4,198	PharMerica Corporation †,(d)	69,561
8,944	PSS World Medical Inc. †,(d)	149,007
2,494	RehabCare Group, Inc. †	37,410
3,511	Res-Care, Inc. †	60,214
6,195	Sunrise Senior Living, Inc. †,(d)	138,024

		2,853,204

Health Care Technology — 0.4%
7,871	Allscripts Healthcare Solutions, Inc. †,(d)	81,229
4,769	Omnicell, Inc. †,(d)	95,857
5,849	Phase Forward Incorporated †	99,901

		276,987

Life Sciences Tools & Services — 0.9%
4,013	Cambrex Corporation	27,810
2,568	Dionex Corporation †	197,710
4,327	Enzo Biochem, Inc. †,(d)	39,333

9

1,778	Kendle International Inc. †	79,868
7,783	PAREXEL International Corporation †	203,136
2,630	PharmaNet Development Group, Inc. †	66,355

		614,212

Pharmaceuticals — 0.6%
6,108	Alpharma, Inc., Class A †,(d)	160,091
3,395	Noven Pharmaceuticals, Inc. †,(d)	30,487
6,582	Salix Pharmaceuticals, Ltd. †,(d)	41,335
5,019	Sciele Pharma, Inc. †	97,870
9,674	ViroPharma Incorporated †,(d)	86,486

		416,269

Total Health Care		7,963,297

Industrials — 17.4%
Aerospace & Defense — 2.5%
5,247	AAR Corporation †,(d)	143,086
1,741	Applied Signal Technology, Inc.	20,544
3,779	Ceradyne, Inc. †,(d)	120,777
2,143	Cubic Corporation	60,925
6,185	Curtiss-Wright Corporation	256,554
4,067	Esterline Technologies Corporation †	204,855
7,814	Gencorp, Inc. †,(d)	80,406
5,892	Moog, Inc., Class A †	248,701
8,100	Orbital Sciences Corporation †	195,210
4,884	Teledyne Technologies, Inc. †	229,548
2,311	Triumph Group, Inc. (d)	131,565

		1,692,171

Air Freight & Logistics — 0.5%
3,984	Forward Air Corporation	141,193
5,205	Hub Group, Inc., Class A †	171,192

		312,385

Airlines — 0.3%
5,068	Frontier Airlines Holdings, Inc. †,(d)	12,822
3,723	Mesa Air Group, Inc. †,(d)	8,749
8,392	SkyWest, Inc.	177,239

		198,810

Building Products — 1.1%
4,026	Apogee Enterprises, Inc.	62,000
4,134	Gibraltar Industries, Inc.	48,492
3,638	Griffon Corporation †,(d)	31,287
8,376	Lennox International Inc. (e)	301,285
2,746	NCI Building Systems, Inc. †	66,453
5,168	Simpson Manufacturing Co., Inc. (d)	140,466
2,600	Universal Forest Products, Inc. (d)	83,720

		733,703

10

Commercial Services & Supplies — 3.4%
6,109	ABM Industries Incorporated	137,086
3,156	Administaff, Inc.	74,513
1,351	Angelica Corporation (d)	24,237
3,638	Bowne & Company, Inc.	55,480
1,884	CDI Corporation	47,194
1,524	Consolidated Graphics, Inc. †	85,420
2,755	G & K Services, Inc., Class A	98,106
5,936	Healthcare Services Group, Inc. (d)	122,519
2,389	Heidrick & Struggles International, Inc. (d)	77,714
7,742	Interface, Inc., Class A (d)	108,775
4,788	Mobile Mini, Inc. †,(d)	90,972
4,900	On Assignment, Inc. †	31,115
2,384	School Specialty, Inc. †,(d)	75,191
7,727	Spherion Corporation †	47,289
1,748	Standard Register Company (The) (d)	13,617
8,130	Tetra Tech, Inc. †	158,616
6,065	TrueBlue, Inc. †	81,514
3,233	United Stationers, Inc. †,(d)	154,214
2,843	Viad Corp.	102,377
1,854	Volt Information Sciences, Inc. †,(d)	31,444
9,276	Waste Connections, Inc. †	285,144
5,853	Watson Wyatt Worldwide, Inc., Class A	332,158

		2,234,695

Construction & Engineering — 1.2%
9,022	EMCOR Group, Inc. †	200,379
3,799	Insituform Technologies, Inc., Class A †,(d)	52,540
11,303	Shaw Group Inc. (The) †,(e)	532,823

		785,742

Electrical Equipment — 2.2%
2,992	A.O. Smith Corporation (d)	98,347
5,843	Acuity Brands, Inc. (d)	250,957
6,361	Baldor Electric Company	178,108
6,103	Belden CDT Inc. (d)	215,558
7,513	Brady Corporation, Class A	251,159
3,550	C&D Technologies, Inc. †,(d)	17,821
4,204	Magnetek, Inc. †,(d)	14,462
4,335	Regal Beloit Corporation	158,791
2,649	Vicor Corporation (d)	31,629
8,201	Woodward Governor Company	219,131

		1,435,963

Industrial Conglomerates — 0.1%
1,727	Standex International Corporation	38,581
2,975	Tredegar Corporation	54,175

		92,756

11

Machinery — 3.6%
3,642	Albany International Corporation, Class A	131,622
2,652	Astec Industries, Inc. †	102,792
6,291	Barnes Group Inc. (d)	144,378
6,875	Briggs & Stratton Corporation (e)	123,063
1,259	Cascade Corporation (d)	62,081
7,106	Clarcor, Inc. (d)	252,618
2,991	EnPro Industries, Inc. †	93,289
7,342	Gardner Denver Inc. †	272,388
3,848	Kaydon Corporation (d)	168,966
1,637	Lindsay Manufacturing Co. (d)	167,743
2,280	Lydall, Inc. †	26,106
5,130	Mueller Industries, Inc.	148,000
4,769	Robbins & Myers, Inc.	155,708
5,181	Toro Company (The) (d),(e)	214,442
2,405	Valmont Industries, Inc. (d)	211,375
4,246	Wabash National Corporation (d)	38,172
4,096	Watts Water Technologies, Inc., Class A (d)	114,811

		2,427,554

Marine — 0.6%
7,431	Kirby Corporation †,(e)	423,567

Road & Rail — 1.3%
3,480	Arkansas Best Corporation (d)	110,873
7,826	Heartland Express, Inc. (d)	111,599
7,973	Knight Transportation, Inc. (d)	131,235
7,263	Landstar System, Inc. (e)	378,838
3,919	Old Dominion Freight Line, Inc. †,(d)	124,742

		857,287

Trading Companies & Distributors — 0.6%
5,015	Applied Industrial Technologies, Inc.	149,899
3,482	Kaman Corporation	98,506
577	Lawson Products, Inc.	15,896
3,405	Watsco, Inc. (d)	141,035

		405,336

Total Industrials		11,599,969

Information Technology — 18.4%
Communications Equipment — 1.3%
18,739	Arris Group, Inc. †	109,061
1,640	Bel Fuse, Inc., Class B (d)	45,690
2,449	Black Box Corporation	75,552
5,284	Blue Coat Systems, Inc. †	116,459
3,349	Comtech Telecommunications Corp. †	130,611
3,553	Digi International Inc. †	41,002
3,606	Ditech Networks, Inc. †,(d)	10,602
12,904	Harmonic, Inc. †	98,070
4,886	NETGEAR, Inc. †	97,476

12

4,086	Network Equipment Technologies, Inc. †	26,845
3,036	PCTEL, Inc. †	20,645
6,359	Symmetricom, Inc. †,(d)	22,193
1,819	Tollgrade Communications, Inc. †	9,532
3,666	ViaSat, Inc. †	79,625

		883,363

Computers & Peripherals — 0.6%
16,725	Adaptec, Inc. †,(d)	49,172
4,462	Avid Technology, Inc. †,(d),(e)	108,605
3,650	Hutchinson Technology, Inc. †,(d)	58,071
2,984	Intevac, Inc. †	38,643
4,530	Novatel Wireless, Inc. †,(d)	43,850
2,906	Stratasys, Inc. †	51,727
3,320	Synaptics Incorporated †,(d)	79,282

		429,350

Electronic Equipment & Instruments — 5.8%
3,147	Agilysys, Inc. (d)	36,505
4,177	Anixter International Inc. †,(d)	267,495
9,565	Benchmark Electronics, Inc. †	171,692
7,110	Brightpoint, Inc. †,(d)	59,440
5,514	Checkpoint Systems, Inc. †	148,051
5,999	Cognex Corporation (d)	130,958
4,666	CTS Corporation	49,926
4,668	Daktronics, Inc. (d)	83,604
3,857	Electro Scientific Industries, Inc. †	63,563
2,304	FARO Technologies, Inc. †	71,839
18,984	FLIR Systems, Inc. †,(d),(e)	571,228
3,273	Gerber Scientific, Inc. †	29,097
6,739	Insight Enterprises, Inc. †	117,932
4,242	Itron, Inc. †,(d),(e)	382,756
1,909	Keithley Instruments, Inc.	18,517
3,141	Littelfuse, Inc. †	109,841
2,563	LoJack Corporation †	32,396
3,154	Mercury Computer Systems, Inc. †,(d)	17,725
5,251	Methode Electronics, Inc., Class A	61,384
2,437	MTS Systems Corporation	78,618
4,970	Newport Corporation †,(d)	55,515
2,812	Park Electrochemical Corporation	72,690
2,486	Photon Dynamics, Inc. †,(d)	26,352
2,456	Planar Systems, Inc. †	9,849
6,426	Plexus Corp. †	180,249
3,104	RadiSys Corporation †,(d)	31,319
2,477	Rogers Corporation †	82,757
3,588	ScanSource, Inc. †	129,850
2,335	SYNNEX Corporation †	49,549
5,657	Technitrol, Inc.	130,846
16,758	Trimble Navigation Ltd. †,(d),(e)	479,111

13

5,862	TTM Technologies, Inc. †	66,358
4,047	X-Rite, Inc. †,(d)	24,161

		3,841,173

Information Technology Services — 1.4%
4,161	CACI International Inc. †	189,534
7,398	CIBER, Inc. †	36,250
9,520	CyberSource Corporation †	139,087
3,221	Gevity HR, Inc.	27,894
2,707	ManTech International Corporation, Class A †	122,790
2,558	MAXIMUS, Inc.	93,904
1,810	SI International, Inc. †	34,734
1,569	StarTek, Inc. †	14,450
4,518	Sykes Enterprises, Incorporated †	79,472
5,439	Wright Express Corporation †	167,140

		905,255

Internet Software & Services — 1.0%
1,827	Bankrate, Inc. †,(d)	91,149
4,120	DealerTrack Holdings, Inc. †,(d)	83,306
4,753	InfoSpace, Inc.	54,992
6,753	j2 Global Communications, Inc. †	150,727
4,413	Perficient, Inc. †,(d)	35,039
3,840	The Knot, Inc. †,(d)	45,120
9,390	United Online, Inc. (d)	99,159
6,284	Websense, Inc. †	117,825

		677,317

Semiconductors & Semiconductor Equipment — 3.6%
3,664	Actel Corporation †,(d)	56,096
4,947	Advanced Energy Industries, Inc. †	65,597
4,589	ATMI, Inc. †	127,712
14,143	Axcelis Technologies, Inc. †	79,201
9,082	Brooks Automation, Inc. †	88,277
3,284	Cabot Microelectronics Corporation †	105,581
3,189	Cohu, Inc. (d)	51,821
4,181	Cymer, Inc. †,(d)	108,873
4,449	Diodes Incorporated †,(d)	97,700
4,485	DSP Group, Inc. †	57,139
6,439	Exar Corporation †,(d)	52,993
5,040	FEI Company †,(d)	110,023
9,388	Kopin Corporation †,(d)	24,972
7,382	Kulicke & Soffa Industries, Inc. †	35,286
7,145	Micrel, Incorporated (d)	66,234
10,815	Microsemi Corporation †,(d)	246,582
6,337	MKS Instruments, Inc. †	135,612
10,262	ON Semiconductor Corporation †,(d)	58,288
3,622	Pericom Semiconductor Corporation †	53,171
5,793	Photronics, Inc. †	55,323
4,218	Rudolph Technologies, Inc. †,(d)	41,210

14

22,418	Skyworks Solutions, Inc. †,(d)	163,203
3,229	Standard Microsystems Corporation †	94,222
1,783	Supertex, Inc. †,(d)	36,391
3,232	Ultratech, Inc. †	31,060
10,497	Varian Semiconductor Equipment Associates, Inc. †,(e)	295,491
4,407	Veeco Instruments Inc. †,(d)	73,288

		2,411,346

Software — 4.7%
2,193	Ansoft Corporation †	66,930
10,835	ANSYS, Inc. †,(e)	374,024
6,230	Blackbaud, Inc.	151,264
3,685	Captaris, Inc. †	16,288
1,265	Catapult Communications Corporation †,(d)	6,515
6,092	Concur Technologies, Inc. †,(d)	189,157
8,077	Epicor Software Corporation †,(d)	90,462
4,295	Epiq Systems, Inc. †,(d)	66,658
5,870	FactSet Research Systems, Inc. (d),(e)	316,217
12,174	Informatica Corporation †	207,688
3,671	JDA Software Group, Inc. †	66,996
3,387	Manhattan Associates, Inc. †	77,664
11,340	MICROS Systems, Inc. †,(e)	381,704
3,789	Phoenix Technologies Ltd. †	59,336
5,819	Progress Software Corporation †	174,105
2,424	Quality Systems, Inc. (d)	72,405
3,722	Radiant Systems, Inc. †	51,996
7,926	Secure Computing Corporation †,(d)	51,123
4,179	Smith Micro Software, Inc. †,(d)	25,576
3,645	Sonic Solutions †,(d)	35,174
2,457	SPSS, Inc. †,(d)	95,282
10,631	Take-Two Interactive Software, Inc. †	271,303
9,199	THQ Inc. †,(d)	200,538
4,725	Tyler Technologies, Inc. †,(d)	66,056

		3,114,461

Total Information Technology		12,262,265

Materials — 4.1%
Chemicals — 1.6%
3,866	A. Schulman, Inc.	79,369
3,435	Arch Chemicals, Inc.	127,988
4,757	Georgia Gulf Corporation (d)	32,966
7,954	H.B. Fuller Company	162,341
1,717	Material Sciences Corporation †	13,324
1,900	NewMarket Corporation	143,355
4,161	OM Group, Inc. †	226,941
5,894	OMNOVA Solutions Inc. †	23,517
1,551	Penford Corporation	33,703
12,885	PolyOne Corporation †	82,078
1,414	Quaker Chemical Corporation	44,244

15

5,731	Tronox Incorporated, Class B (d)	22,351
2,958	Zep Inc.	47,979

		1,040,156

Construction Materials — 0.4%
5,795	Headwaters Incorporated †,(d)	76,436
3,782	Texas Industries, Inc. (d)	227,336

		303,772

Containers & Packaging — 0.3%
2,767	Chesapeake Corporation (d)	13,309
3,892	Myers Industries, Inc.	51,102
4,626	Rock-Tenn Company, Class A	138,641

		203,052

Metals & Mining — 1.4%
2,262	A.M. Castle & Co.	61,074
3,077	AMCOL International Corporation (d)	96,095
2,820	Brush Engineered Materials, Inc. †,(d)	72,389
4,027	Century Aluminum Company †	266,749
5,158	Quanex Corporation (d)	266,875
3,202	RTI International Metals, Inc. †,(d)	144,762

		907,944

Paper & Forest Products — 0.4%
5,430	Buckeye Technologies, Inc. †	60,599
1,452	Deltic Timber Corporation	80,876
2,067	Neenah Paper, Inc.	53,287
2,142	Schweitzer-Mauduit International, Inc.	49,566
6,942	Wausau-Mosinee Paper Corporation (d)	57,341

		301,669

Total Materials		2,756,593

Telecommunication Services — 0.2%
Diversified Telecommunication Services — 0.2%
12,400	Fairpoint Communications, Inc.	111,972
6,251	General Communication, Inc., Class A †	38,381

		150,353

Utilities — 4.7%
Electric Utilities — 1.1%
3,582	ALLETE, Inc. (d)	138,337
1,421	Central Vermont Public Service	33,962
8,323	Cleco Corporation	184,604
6,245	El Paso Electric Company †	133,456
3,480	UIL Holdings Corporation (d)	104,852
4,894	UniSource Energy Corporation	108,941

		704,152

16

Gas Utilities — 3.2%
12,442	Atmos Energy Corporation (e)	317,271
3,013	Laclede Group, Inc.	107,353
5,786	New Jersey Resources Corporation (d)	179,655
3,652	Northwest Natural Gas Company (d)	158,643
10,153	Piedmont Natural Gas Company, Inc. (d)	266,618
4,097	South Jersey Industries, Inc. (d)	143,846
17,120	Southern Union Company (e)	398,382
5,953	Southwest Gas Corporation	166,446
14,766	UGI Corporation (e)	367,969

		2,106,183

Multi-Industry — 0.3%
7,332	Avista Corporation	143,414
1,876	CH Energy Group, Inc. (d)	72,976

		216,390

Water Utilities — 0.1%
2,378	American States Water Company (d)	85,608

Total Utilities		3,112,333

TOTAL COMMON STOCKS
(Cost $49,743,704)		66,923,811

INVESTMENT COMPANY SECURITY — 0.1%
(Cost $104,316)
104,316	Institutional Money Market Fund (f)	104,316

Principal
Amount

U.S. TREASURY BILL — 0.4%
(Cost $298,119)
$300,000	1.980% due 07/24/2008 (e),(g)	298,119

COLLATERAL FOR SECURITIES ON LOAN (c) — 30.0%
(Cost $19,976,733)
19,976,733	State Street Navigator Securities Trust — Prime Portfolio (h)	19,976,733

TOTAL INVESTMENTS
(Cost $70,122,872)(i)	130.9%	$87,302,979

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2008.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees.

17

Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, and/or comparable publicly-traded securities information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	Security, or a portion thereof, designated on the Fund’s books or pledged as collateral for futures contracts.

(f)	The Fund’s Investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(g)	Rate represents annualized yield at date of purchase.

(h)	At March 31, 2008, the market value of the securities on loan is $19,717,988.

(i)	At March 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $25,099,056, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $7,918,949 and net appreciation for financial reporting purposes was $17,180,107. At March 31, 2008, aggregate cost for financial reporting purposes was $70,122,872.

(j)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

18

Munder Small-Cap Value Fund

Portfolio of Investments, March 31, 2008 (Unaudited) (a)

Shares		Value(b),(l)

COMMON STOCKS — 98.0%
Consumer Discretionary — 10.4%
Auto Components — 3.1%
221,800	Drew Industries Incorporated †,(d)	$5,425,228
483,519	Noble International, Ltd. (d)	3,021,994
1,171,299	Spartan Motors, Inc. (d)	9,909,189

		18,356,411

Household Durables — 0.9%
492,200	Tempur-Pedic International Inc. (d)	5,414,200

Specialty Retail — 3.5%
156,000	Hibbett Sports, Inc. †,(d)	2,408,640
544,300	Penske Automotive Group, Inc. (d)	10,592,078
398,000	Sonic Automotive, Inc., Class A (d)	8,178,900

		21,179,618

Textiles, Apparel & Luxury Goods — 2.9%
25,200	Deckers Outdoor Corporation †,(d)	2,717,064
500,800	Wolverine World Wide, Inc.	14,528,208

		17,245,272

Total Consumer Discretionary		62,195,501

Consumer Staples — 3.3%
Food & Staples Retailing — 1.3%
214,900	Ruddick Corporation	7,921,214

Food Products — 2.0%
475,400	Flowers Foods, Inc.	11,766,150

Total Consumer Staples		19,687,364

Energy — 6.5%
Energy Equipment & Services — 3.6%
75,800	Core Laboratories N.V. †	9,042,940
187,750	Oil States International, Inc. †	8,413,077
290,700	Pason Systems Inc.	4,276,458

		21,732,475

Oil, Gas & Consumable Fuels — 2.9%
176,000	Carrizo Oil & Gas, Inc. †	10,431,520
266,700	Mariner Energy, Inc. †,(d)	7,203,567

		17,635,087

Total Energy		39,367,562

1

Financials — 32.6%
Capital Markets — 2.5%
134,550	Affiliated Managers Group, Inc. †,(d)	12,209,067
403,110	FBR Capital Markets Corporation †	2,720,992

		14,930,059

Commercial Banks — 5.6%
269,000	Bank of the Ozarks, Inc. (d)	6,429,100
200,600	Columbia Banking System, Inc.	4,489,428
174,800	First Midwest Bancorp, Inc. (d)	4,854,196
272,200	Glacier Bancorp, Inc. (d)	5,218,074
237,700	Silver State Bancorp †,(d)	2,048,974
116,900	SVB Financial Group †,(d)	5,101,516
224,000	UCBH Holdings, Inc. (d)	1,738,240
337,700	Virginia Commerce Bancorp, Inc. †,(d)	3,876,796

		33,756,324

Consumer Finance — 2.0%
139,500	Cash America International, Inc.	5,077,800
42,490	First Cash Financial Services, Inc. †	438,922
199,500	World Acceptance Corporation †,(d)	6,354,075

		11,870,797

Diversified Financial Services — 2.0%
943,686	KKR Financial Holdings LLC (d)	11,947,065

Insurance — 5.4%
350,600	Aspen Insurance Holdings Limited	9,248,828
153,700	Delphi Financial Group, Inc.	4,492,651
189,700	Max Capital Group Ltd.	4,968,243
574,000	Meadowbrook Insurance Group, Inc.	4,482,940
180,100	Tower Group, Inc.	4,533,117
132,700	Zenith National Insurance Corp.	4,758,622

		32,484,401

Real Estate Investment Trusts (REITs) — 15.1%
543,500	Anthracite Capital, Inc. (d)	3,587,100
1,126,700	Ashford Hospitality Trust, Inc.	6,399,656
226,500	BioMed Realty Trust, Inc.	5,411,085
736,200	Capstead Mortgage Corporation (d)	8,392,680
405,600	Corporate Office Properties Trust	13,632,216
454,200	DuPont Fabros Technology, Inc.	7,489,758
353,200	Equity One, Inc. (d)	8,466,204
525,900	Gramercy Capital Corp. (d)	11,007,087
801,700	JER Investors Trust Inc. (d)	6,798,416
149,100	LaSalle Hotel Properties	4,283,643
341,987	Newcastle Investment Corp. (d)	2,824,813
868,500	NorthStar Realty Finance Corp. (d)	7,095,645

2

1,005,000	People’s Choice Financial Corporation, 144A †,(e),(f),(g),(h)	0
763,015	RAIT Financial Trust (d)	5,295,324

		90,683,627

Total Financials		195,672,273

Health Care — 4.2%
Health Care Equipment & Supplies — 2.1%
286,100	West Pharmaceutical Services, Inc.	12,654,203

Health Care Providers & Services — 0.3%
69,900	VCA Antech, Inc. †	1,911,765

Life Sciences Tools & Services — 1.8%
142,800	QIAGEN N.V. †	2,970,240
111,500	Techne Corporation †	7,510,640

		10,480,880

Total Health Care		25,046,848

Industrials — 15.6%
Aerospace & Defense — 1.6%
293,380	Ceradyne, Inc. †,(d)	9,376,425

Airlines — 0.5%
149,600	Republic Airways Holdings Inc. †	3,240,336

Commercial Services & Supplies — 1.0%
444,650	Interface, Inc., Class A	6,247,332

Electrical Equipment — 2.0%
197,725	General Cable Corporation †	11,679,616

Industrial Conglomerates — 1.4%
258,750	Carlisle Companies Incorporated	8,652,600

Machinery — 6.0%
290,300	Actuant Corporation, Class A (d)	8,769,963
66,400	Kaydon Corporation (d)	2,915,624
88,600	Middleby Corporation (The) †,(d)	5,527,754
271,600	Oshkosh Truck Corporation	9,853,648
158,875	RBC Bearings Incorporated †	5,899,029
71,200	Tennant Company	2,834,472

		35,800,490

Road & Rail — 1.6%
66,715	Landstar System, Inc.	3,479,854
193,800	Old Dominion Freight Line, Inc. †,(d)	6,168,654

		9,648,508

Trading Companies & Distributors — 1.5%
590,103	Rush Enterprises, Inc., Class B †	8,662,712

Total Industrials		93,308,019

3

Information Technology — 12.9%
Communications Equipment — 4.2%
189,920	Comtech Telecommunications Corp. †	7,406,880
524,200	DataPath, Inc., 144A †,(e),(f),(g),(h)	1,499,212
581,197	Digi International Inc. †	6,707,013
469,200	NETGEAR, Inc. †	9,360,540

		24,973,645

Electronic Equipment & Instruments — 2.6%
159,800	Anixter International Inc. †,(d)	10,233,592
495,800	TTM Technologies, Inc. †	5,612,456

		15,846,048

Information Technology Services — 0.5%
119,600	NeuStar, Inc., Class A †	3,167,008

Internet Software & Services — 2.5%
148,668	DealerTrack Holdings, Inc. †,(d)	3,006,067
103,200	Digital River, Inc. †,(d)	3,196,104
379,000	j2 Global Communications, Inc. †	8,459,280

		14,661,451

Semiconductors & Semiconductor Equipment — 3.1%
639,962	Diodes Incorporated †,(d)	14,053,566
322,000	Silicon Motion Technology Corporation, ADR †,(d)	4,546,640

		18,600,206

Total Information Technology		77,248,358

Materials — 9.0%
Chemicals — 2.4%
317,200	Koppers Holdings Inc.	14,055,132

Metals & Mining — 6.6%
253,750	A.M. Castle & Co.	6,851,250
196,500	AMCOL International Corporation (d)	6,136,695
100,200	Century Aluminum Company †	6,637,248
80,000	Haynes International, Inc. †,(d)	4,390,400
384,977	Horsehead Holding Corp. †,(d)	4,458,034
120,550	Quanex Corporation (d)	6,237,257
83,200	Reliance Steel & Aluminum Co.	4,980,352

		39,691,236

Total Materials		53,746,368

Utilities — 3.5%
Electric Utilities — 1.0%
112,500	ITC Holdings Corp.	5,856,750

4

Gas Utilities — 2.5%
169,649	New Jersey Resources Corporation (d)	5,267,601
283,600	South Jersey Industries, Inc. (d)	9,957,196

		15,224,797

Total Utilities		21,081,547

TOTAL COMMON STOCKS
(Cost $583,764,014)		587,353,840

INVESTMENT COMPANY SECURITY — 1.7%
(Cost $9,940,417)
9,940,417	Institutional Money Market Fund (i)	9,940,417

COLLATERAL FOR SECURITIES ON LOAN (c) — 22.5%
(Cost $134,610,161)
134,610,161	State Street Navigator Securities Trust — Prime Portfolio (j)	134,610,161

TOTAL INVESTMENTS
(Cost $728,314,592)(k)	122.2%	$731,904,418

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2008.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for the local shares of the security. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or

5

not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	Fair valued security as of March 31, 2008, (see note (b) above). At March 31, 2008, these securities represent $1,499,212, 0.3% of net assets.

(f)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At March 31,2008, securities subject to restrictions on resale that have not been deemed to be liquid represent $1,499,212, 0.3% of net assets.

Security	Acquisition Date	Cost

DataPath, Inc., 144A	06/23/2006	$5,766,200
People’s Choice Financial Corporation, 144A	12/21/2004	4,750,000
	06/30/2005	1,202,500
	09/19/2005	1,192,500
	01/03/2006	1,385,000

(i)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(j)	At March 31, 2008, the market value of the securities on loan is $131,862,446.

(k)	At March 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $103,194,530, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $99,604,704 and net appreciation for financial reporting purposes was $3,589,826. At March 31, 2008, aggregate cost for financial reporting purposes was $728,314,592.

(l)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

ABBREVIATION:
ADR	— American Depositary Receipt

6

At March 31, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	92.2%	$552,300,492
Bermuda	2.4	14,217,071
Netherlands	2.0	12,013,180
Taiwan	0.7	4,546,640
Canada	0.7	4,276,457

TOTAL COMMON STOCKS	98.0	587,353,840
INVESTMENT COMPANY SECURITY	1.7	9,940,417
COLLATERAL FOR SECURITIES ON LOAN	22.5	134,610,161

TOTAL INVESTMENTS	122.2%	$731,904,418

7

Munder Small-Mid Cap Fund

Portfolio of Investments, March 31, 2008 (Unaudited) (a)

Shares		Value(b),(e)

COMMON STOCKS — 98.4%
Consumer Discretionary — 11.7%
Distributors — 2.0%
23,150	LKQ Corporation †	$520,181

Diversified Consumer Services — 2.3%
3,600	New Oriental Education & Technology Group Inc., ADR †	233,496
13,300	Service Corporation International	134,862
7,550	Sotheby’s	218,271

		586,629

Hotels, Restaurants & Leisure — 1.7%
9,855	Penn National Gaming, Inc. †	430,959

Household Durables — 0.4%
10,400	Tempur-Pedic International Inc.	114,400

Specialty Retail — 2.8%
6,570	GameStop Corp., Class A †	339,735
13,130	Penske Automotive Group, Inc.	255,510
3,015	Tiffany & Co.	126,147

		721,392

Textiles, Apparel & Luxury Goods — 2.5%
7,300	Gildan Activewear Inc. †	272,728
3,750	Polo Ralph Lauren Corporation	218,587
5,500	Wolverine World Wide, Inc.	159,555

		650,870

Total Consumer Discretionary		3,024,431

Consumer Staples — 3.6%
Beverages — 1.8%
7,850	Central European Distribution Corporation †	456,791

Food Products — 1.0%
10,350	Flowers Foods, Inc.	256,163

Household Products — 0.8%
3,850	Church & Dwight Co., Inc.	208,824

Total Consumer Staples		921,778

Energy — 9.5%
Energy Equipment & Services — 5.2%
3,200	Core Laboratories N.V. †	381,760
8,300	FMC Technologies, Inc. †	472,187
10,455	Oil States International, Inc. †	468,489

		1,322,436

1

Oil, Gas & Consumable Fuels — 4.3%
5,500	Atlas America, Inc.	332,420
2,500	Foundation Coal Holdings, Inc.	125,825
19,460	Southwestern Energy Company †	655,607

		1,113,852

Total Energy		2,436,288

Financials — 14.7%
Capital Markets — 3.9%
4,335	Affiliated Managers Group, Inc. †	393,358
585	BlackRock, Inc.	119,445
11,550	Eaton Vance Corp.	352,390
7,850	TD AMERITRADE Holding Corporation †	129,604

		994,797

Commercial Banks — 2.3%
4,100	HDFC Bank Limited, ADR	402,784
7,650	Signature Bank †	195,075

		597,859

Diversified Financial Services — 0.8%
15,761	KKR Financial Holdings LLC	199,534

Insurance — 3.2%
5,250	Assurant, Inc.	319,515
8,577	Delphi Financial Group, Inc.	250,706
14,000	Fidelity National Financial, Inc., Class A	256,620

		826,841

Real Estate Investment Trusts (REITs) — 4.5%
1,000	Alexandria Real Estate Equities, Inc.	92,720
24,900	Annaly Capital Management, Inc.	381,468
2,500	Essex Property Trust, Inc.	284,950
11,750	Gramercy Capital Corp.	245,928
5,865	LaSalle Hotel Properties	168,501

		1,173,567

Total Financials		3,792,598

Health Care — 10.7%
Biotechnology — 2.1%
14,950	BioMarin Pharmaceutical Inc. †	528,782

Health Care Equipment & Supplies — 2.6%
6,055	Hologic, Inc. †	336,658
7,600	West Pharmaceutical Services, Inc.	336,148

		672,806

2

Health Care Providers & Services — 5.7%
8,017	Coventry Health Care, Inc. †	323,486
6,265	Laboratory Corporation of America Holdings †	461,605
3,150	LCA-Vision Inc.	39,375
5,890	Psychiatric Solutions, Inc. †	199,789
16,560	VCA Antech, Inc. †	452,916

		1,477,171

Life Sciences Tools & Services — 0.3%
1,150	Techne Corporation †	77,464

Total Health Care		2,756,223

Industrials — 18.5%
Aerospace & Defense — 0.8%
1,930	L-3 Communications Holdings, Inc.	211,026

Air Freight & Logistics — 0.7%
3,900	Expeditors International of Washington, Inc.	176,202

Commercial Services & Supplies — 7.3%
15,050	Corrections Corporation of America †	414,176
7,700	IHS Inc., Class A †	495,187
26,250	Interface, Inc., Class A	368,812
4,100	Ritchie Bros. Auctioneers Incorporated	336,692
5,100	Stericycle, Inc. †	262,650

		1,877,517

Electrical Equipment — 3.2%
6,950	Belden CDT Inc.	245,474
9,850	General Cable Corporation †	581,840

		827,314

Industrial Conglomerates — 1.7%
7,804	McDermott International, Inc. †	427,815

Machinery — 2.9%
8,985	Oshkosh Truck Corporation	325,976
11,600	RBC Bearings Incorporated †	430,708

		756,684

Road & Rail — 1.3%
6,450	Landstar System, Inc.	336,432

Trading Companies & Distributors — 0.6%
9,975	Rush Enterprises, Inc., Class A †	158,004

Total Industrials		4,770,994

Information Technology — 12.1%
Communications Equipment — 3.1%
10,800	CommScope, Inc. †	376,164
5,300	Comtech Telecommunications Corp. †	206,700
7,600	NICE-Systems Ltd., ADR †	214,472

		797,336

3

Computers & Peripherals — 0.9%
8,655	Logitech International S.A. †	220,183

Electronic Equipment & Instruments — 1.5%
4,400	Itron, Inc. †	397,012

Information Technology Services — 1.9%
13,260	Cognizant Technology Solutions Corporation, Class A †	382,286
6,650	VeriFone Holdings, Inc. †	105,535

		487,821

Internet Software & Services — 1.2%
3,925	Akamai Technologies, Inc. †	110,528
9,850	DealerTrack Holdings, Inc. †	199,167

		309,695

Semiconductors & Semiconductor Equipment — 1.8%
21,207	Diodes Incorporated †	465,706

Software — 1.7%
7,700	MICROS Systems, Inc. †	259,182
12,450	VASCO Data Security International, Inc. †	170,316

		429,498

Total Information Technology		3,107,251

Materials — 8.3%
Chemicals — 5.2%
9,650	Airgas, Inc.	438,785
3,000	FMC Corporation	166,470
7,450	Koppers Holdings Inc.	330,110
6,925	Syngenta AG, ADR	405,182

		1,340,547

Metals & Mining — 3.1%
5,650	Carpenter Technology Corporation	316,230
5,200	Compass Minerals International, Inc.	306,696
2,700	Reliance Steel & Aluminum Co.	161,622

		784,548

Total Materials		2,125,095

Telecommunication Services — 1.8%
Wireless Telecommunication Services — 1.8%
6,950	American Tower Corporation, Class A †	272,509
5,925	NII Holdings, Inc. †	188,297

Total Telecommunication Services		460,806

Utilities — 7.5%
Electric Utilities — 3.8%
2,575	Entergy Corporation	280,881
9,200	ITC Holdings Corp.	478,952
8,500	Northeast Utilities	208,590

		968,423

4

Gas Utilities — 2.1%
9,090	Equitable Resources, Inc.	535,401

Multi-Industry — 1.6%
4,950	NorthWestern Corporation	120,632
6,950	Wisconsin Energy Corporation	305,730

		426,362

Total Utilities		1,930,186

TOTAL COMMON STOCKS
(Cost $23,778,834)		25,325,650

INVESTMENT COMPANY SECURITIES — 2.1%
Multi-Sector — 2.1%
273,169	Institutional Money Market Fund (c)	273,169
1,500	iShares S&P® SmallCap 600 Index Fund	89,895
1,250	Midcap SPDRtm Trust, Series 1	176,450

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $543,741)		539,514

TOTAL INVESTMENTS
(Cost $24,322,575)(d)	100.5%	$25,865,164

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2008.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for local shares of the security. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign

5

markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(d)	At March 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $3,959,767, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,417,178 and net appreciation for financial reporting purposes was $1,542,589. At March 31, 2008, aggregate cost for financial reporting purposes was $24,322,575.

(e)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

ABBREVIATIONS:

ADR	— American Depositary Receipt
SPDR	— Standard & Poor’s® Depositary Receipt

6

At March 31, 2008 the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	88.8%	$22,858,353
Switzerland	2.4	625,365
Canada	2.4	609,420
India	1.6	402,784
Netherlands	1.5	381,760
China	0.9	233,496
Israel	0.8	214,472

TOTAL COMMON STOCKS	98.4	25,325,650
INVESTMENT COMPANY SECURITIES	2.1	539,514

TOTAL INVESTMENTS	100.5%	$26,865,164

7

Munder Small-Mid Cap 130/30 Fund

Portfolio of Investments, March 31, 2008 (Unaudited) (a)

Shares		Value(b),(f)

LONG POSITIONS — 134.4%
COMMON STOCKS — 134.2%
Consumer Discretionary — 19.5%
Distributors — 3.2%
550	LKQ Corporation †,(d)	$12,358

Diversified Consumer Services — 3.7%
50	New Oriental Education & Technology Group Inc., ADR †	3,243
375	Sotheby’s (d)	10,841

		14,084

Hotels, Restaurants & Leisure — 1.7%
150	Penn National Gaming, Inc. †,(d)	6,560

Household Durables — 1.9%
675	Tempur-Pedic International Inc. (d)	7,425

Specialty Retail — 5.3%
125	GameStop Corp., Class A †,(d)	6,464
275	Penske Automotive Group, Inc. (d)	5,351
200	Tiffany & Co. (d)	8,368

		20,183

Textiles, Apparel & Luxury Goods — 3.7%
100	Gildan Activewear Inc. †,(d)	3,736
150	Polo Ralph Lauren Corporation (d)	8,743
50	Wolverine World Wide, Inc.	1,451

		13,930

Total Consumer Discretionary		74,540

Consumer Staples — 5.8%
Beverages — 3.4%
225	Central European Distribution Corporation †,(d)	13,093

Food Products — 1.3%
200	Flowers Foods, Inc.	4,950

Household Products — 1.1%
75	Church & Dwight Co., Inc.	4,068

Total Consumer Staples		22,111

Energy — 11.6%
Energy Equipment & Services — 5.5%
50	Core Laboratories N.V. †,(d)	5,965
125	FMC Technologies, Inc. †,(d)	7,111
175	Oil States International, Inc. †,(d)	7,842

		20,918

1

Oil, Gas & Consumable Fuels — 6.1%
175	Atlas America, Inc. (d)	10,577
50	Foundation Coal Holdings, Inc.	2,516
300	Southwestern Energy Company †,(d)	10,107

		23,200

Total Energy		44,118

Financials — 25.0%
Capital Markets — 5.0%
125	Affiliated Managers Group, Inc. †,(d)	11,343
200	Eaton Vance Corp. (d)	6,102
100	TD AMERITRADE Holding Corporation †	1,651

		19,096

Commercial Banks — 3.8%
50	HDFC Bank Limited, ADR (d)	4,912
375	Signature Bank †	9,563

		14,475

Diversified Financial Services — 0.7%
200	KKR Financial Holdings LLC	2,532

Insurance — 5.1%
175	Assurant, Inc. (d)	10,650
150	Delphi Financial Group, Inc. (d)	4,385
250	Fidelity National Financial, Inc., Class A	4,582

		19,617

Real Estate Investment Trusts (REITs) — 10.4%
50	Alexandria Real Estate Equities, Inc.	4,636
800	Annaly Capital Management, Inc. (d)	12,256
100	Essex Property Trust, Inc. (d)	11,398
475	Gramercy Capital Corp. (d)	9,942
50	LaSalle Hotel Properties	1,436

		39,668

Total Financials		95,388

Health Care — 13.2%
Biotechnology — 3.9%
425	BioMarin Pharmaceutical Inc. †,(d)	15,032

Health Care Equipment & Supplies — 2.6%
75	Hologic, Inc. †	4,170
125	West Pharmaceutical Services, Inc. (d)	5,529

		9,699

Health Care Providers & Services — 6.2%
125	Coventry Health Care, Inc. †,(d)	5,044
100	Laboratory Corporation of America Holdings †,(d)	7,368
25	LCA-Vision Inc.	313

2

Health Care Providers & Services (Continued)
125	Psychiatric Solutions, Inc. †	4,240
250	VCA Antech, Inc. †,(d)	6,837

		23,802

Life Sciences Tools & Services — 0.5%
25	Techne Corporation †	1,684

Total Health Care		50,217

Industrials — 22.7%
Aerospace & Defense — 0.7%
25	L-3 Communications Holdings, Inc. (d)	2,734

Air Freight & Logistics — 0.6%
50	Expeditors International of Washington, Inc.	2,259

Commercial Services & Supplies — 8.8%
200	Corrections Corporation of America †,(d)	5,504
200	IHS Inc., Class A †,(d)	12,862
375	Interface, Inc., Class A (d)	5,269
75	Ritchie Bros. Auctioneers Incorporated	6,159
75	Stericycle, Inc. †,(d)	3,862

		33,656

Electrical Equipment — 4.9%
150	Belden CDT Inc. (d)	5,298
225	General Cable Corporation †,(d)	13,291

		18,589

Industrial Conglomerates — 1.8%
125	McDermott International, Inc. †	6,852

Machinery — 3.9%
225	Oshkosh Truck Corporation (d)	8,163
175	RBC Bearings Incorporated †,(d)	6,498

		14,661

Road & Rail — 1.7%
125	Landstar System, Inc. (d)	6,520

Trading Companies & Distributors — 0.3%
75	Rush Enterprises, Inc., Class A †	1,188

Total Industrials		86,459

Information Technology — 17.7%
Communications Equipment — 5.4%
175	CommScope, Inc. †,(d)	6,095
125	Comtech Telecommunications Corp. †,(d)	4,875
350	NICE-Systems Ltd., ADR †,(d)	9,877

		20,847

Computers & Peripherals — 0.5%
75	Logitech International S.A. †,(d)	1,908

3

Electronic Equipment & Instruments — 1.8%
75	Itron, Inc. †	6,767

Information Technology Services — 1.9%
225	Cognizant Technology Solutions Corporation, Class A †,(d)	6,487
50	VeriFone Holdings, Inc. †	793

		7,280

Internet Software & Services — 1.3%
50	Akamai Technologies, Inc. †	1,408
175	DealerTrack Holdings, Inc. †,(d)	3,539

		4,947

Semiconductors & Semiconductor Equipment — 3.2%
550	Diodes Incorporated †,(d)	12,078

Software — 3.6%
100	MICROS Systems, Inc. †	3,366
750	VASCO Data Security International, Inc. †,(d)	10,260

		13,626

Total Information Technology		67,453

Materials — 8.9%
Chemicals — 5.9%
175	Airgas, Inc. (d)	7,957
50	FMC Corporation	2,775
100	Koppers Holdings Inc. (d)	4,431
125	Syngenta AG, ADR (d)	7,314

		22,477

Metals & Mining — 3.0%
75	Carpenter Technology Corporation	4,198
100	Compass Minerals International, Inc.	5,898
25	Reliance Steel & Aluminum Co.	1,496

		11,592

Total Materials		34,069

Telecommunication Services — 1.8%
Wireless Telecommunication Services — 1.8%
100	American Tower Corporation, Class A †	3,921
100	NII Holdings, Inc. †,(d)	3,178

		7,099

Utilities — 8.0%
Electric Utilities — 4.3%
50	Entergy Corporation (d)	5,454
125	ITC Holdings Corp. (d)	6,507
175	Northeast Utilities	4,295

		16,256

4

Gas Utilities — 1.9%
125	Equitable Resources, Inc. (d)	7,363

Multi-Industry — 1.8%
100	NorthWestern Corporation	2,437
100	Wisconsin Energy Corporation	4,399

		6,836

Total Utilities		30,455

TOTAL COMMON STOCKS
(Cost $564,911)		511,909

INVESTMENT COMPANY SECURITY — 0.2%
(Cost $706)
Multi-Sector — 0.2%
Multi-Industry — 0.2%
10	iShares S&P® SmallCap 600 Index Fund	599

TOTAL INVESTMENTS
(Total Long Positions)
(Cost $565,617)(e)	134.4%	$512,508

SECURITIES SOLD SHORT (c) — (31.1)%
Consumer Discretionary — (9.7)%
Diversified Consumer Services — (1.3)%
(475)	Collectors Universe, Inc.	$(4,935)

Hotels, Restaurants & Leisure — (1.5)%
(325)	Starbucks Corporation †	(5,687)

Multiline Retail — (2.2)%
(375)	Big Lots, Inc. †	(8,363)

Specialty Retail — (4.7)%
(375)	American Eagle Outfitters, Inc.	(6,566)
(225)	Bed Bath & Beyond Inc. †	(6,638)
(975)	Charming Shoppes, Inc. †	(4,709)

		(17,913)

Total Consumer Discretionary		(36,898)

Energy — (1.6)%
Oil, Gas & Consumable Fuels — (1.6)%
(175)	Crosstex Energy, Inc.	(5,941)

Financials — (8.5)%
Capital Markets — (2.9)%
(425)	Ares Capital Corporation	(5,343)
(225)	Cohen & Steers, Inc.	(5,960)

		(11,303)

Commercial Banks — (3.0)%
(250)	Fifth Third Bancorp	(5,230)

5

Commercial Banks (Continued)
(200)	PrivateBancorp, Inc.	(6,294)

		(11,524)

Diversified Financial Services — (1.2)%
(325)	ASTA Funding, Inc.	(4,527)

Insurance — (1.4)%
(325)	Progressive Corporation (The)	(5,223)

Total Financials		(32,577)

Health Care — (1.8)%
Life Sciences Tools & Services — (1.8)%
(400)	Affymetrix, Inc. †	(6,964)

Industrials — (2.8)%
Electrical Equipment — (1.5)%
(150)	Regal Beloit Corporation	(5,494)

Machinery — (1.3)%
(175)	Mueller Industries, Inc.	(5,049)

Total Industrials		(10,543)

Information Technology — (6.7)%
Electronic Equipment & Instruments — (3.5)%
(525)	L-1 Identity Solutions, Inc. †	(6,983)
(625)	RadiSys Corporation †	(6,306)

		(13,289)

Information Technology Services — (1.6)%
(175)	Paychex, Inc.	(5,996)

Semiconductors & Semiconductor Equipment — (1.6)%
(375)	Veeco Instruments Inc. †	(6,236)

Total Information Technology		(25,521)

RIGHTS/WARRANTS — 0.0% #
(Cost $0)
(142)	Ares Capital Corporation, expires 04/21/2008 (exercise price $11.00) †	(79)

TOTAL SECURITIES SOLD SHORT
(Proceeds $135,065) (e)	(31.1%)	$(118,523)

†	Non-income producing security.

#	Amount represents less than 0.1% of the net assets.

(a)	All percentages are based on net assets of the Fund as of March 31, 2008.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying securities

6

value and relevant exchange rate. Equity securities sold short may also be valued at the asked price and equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for local shares of the security. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	When the Fund takes a short position, it sells at the current market price a security it does not own but has borrowed in anticipation that the market price of the security will decline. To complete the short sale transaction, the Fund purchases the same security in the market at the current market price and closes out the position by returning the security to the lender.

Upon entering into a short sale, the Fund is required to deposit with the broker, or pledge as collateral, an amount at least equal to its obligations to purchase the securities sold short. Collateral is adjusted daily to reflect the daily mark-to-market adjustment of the corresponding liability to settle securities sold short.

Short sales involve the risk that Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of the compensation, interest or dividends, and transaction costs the Fund must pay to a lender of the security. In addition, because the Fund’s loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security’s value cannot drop below zero.

(d)	Security, or a portion thereof, pledged or designated on the Fund’s books as collateral for securities sold short.

(e)	At March 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $38,446, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $75,013 and net depreciation for financial reporting purposes was $36,567. Net unrealized depreciation on investments was $53,109 and net unrealized appreciation on securities sold short was $16,542. At March 31, 2008, aggregate cost for financial reporting purposes was $565,617. Proceeds for securities sold short was $135,065.

(f)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

ABBREVIATION:
ADR	— American Depositary Receipt

7

At March 31, 2008 the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	122.9%	$468,795
Canada	2.6	9,895
Israel	2.6	9,877
Switzerland	2.4	9,222
Netherlands	1.6	5,965
India	1.3	4,912
China	0.8	3,243

TOTAL COMMON STOCKS	134.2	511,909
INVESTMENT COMPANY SECURITY	0.2	599

TOTAL INVESTMENTS (Long Positions)	134.4%	$512,508

SECURITIES SOLD SHORT	(31.1)%	$(118,523)

8

Munder Tax-Free Money Market Fund

Portfolio of Investments, March 31, 2008 (Unaudited) (a)

Principal
Amount		Value(b),(e)

TAX-EXEMPT COMMERCIAL PAPER — 4.1%
Illinois — 1.1%
$2,500,000	Illinois Educational Facilities Authority Revenue, 2.450% due 04/04/2008	$2,500,000

Minnesota — 1.3%
3,000,000	City Of Rochester, Minnesota, Series 2000-B, 2.400% due 06/03/2008	3,000,000

Tennessee — 1.3%
3,000,000	Tennessee State Tax Exempt, Series 1997-A, 0.700% due 04/02/2008	3,000,000

Texas — 0.4%
1,000,000	San Antonio, Texas, Electric & Gas, Series A, 3.300% due 04/08/2008	1,000,000

TOTAL TAX-EXEMPT COMMERCIAL PAPER
(Cost $9,500,000)		9,500,000

MUNICIPAL BONDS AND NOTES — 84.3%
Alabama — 2.8%
3,000,000	Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue, Infirmary Health System, Series A, (Bank of Nova Scotia, LOC), 2.100% due 02/01/2040 (c)	3,000,000
3,400,000	Mobile, Alabama, Industrial Development Board Dock & Wharf Revenue, Holnam Incorporated Project, Series A, Refunding, (Bayerische Landesbank, LOC), 2.080% due 06/01/2032 (c)	3,400,000

		6,400,000

Arizona — 1.5%
3,400,000	Apache County, Arizona, Industrial Development Authority, Industrial Development Revenue, Tucson Electric Power, Series 83-A, (ABN AMRO Bank N.V., LOC), 2.000% due 12/15/2018 (c)	3,400,000

1

California — 3.4%
3,490,000	Beaumont, California, Utility Authority Revenue, Waste Water Enterprise Project, Series A, (Union Bank of CA, LOC), 1.900% due 09/01/2041 (c)	$3,490,000
1,000,000	East Bay, California, Municipal Utility District Water Systems Revenue, (MBIA Insured), 4.750% due 06/01/2034, Pre-refunded 06/01/2008	1,015,553
3,405,000	Inland Valley, California Development Agency, Tax Allocation, (Union Bank of CA, LOC), 2.100% due 03/01/2027 (c)	3,405,000

		7,910,553

Colorado — 3.8%
	Colorado Educational & Cultural Facilities Authority Revenue:
1,000,000	Regis Jesuit High School Project, (Wells Fargo Bank, N.A., LOC), 2.210% due 12/01/2033 (c)	1,000,000
3,000,000	Rehoboth Christian School, (Keybank N.A., LOC), 2.250% due 05/01/2037 (c)	3,000,000
3,260,000	Lowry Economic Redevelopment Authority, Series A, Refunding, (BNP Paribas, LOC), 2.250% due 12/01/2020 (c)	3,260,000
1,450,000	Water Valley, Colorado, Metropolitan District, No. 2, GO, (Wells Fargo Bank N.A., LOC), 2.210% due 12/01/2024 (c)	1,450,000

		8,710,000

District Of Columbia — 1.3%
	District of Columbia Revenue:
1,000,000	Georgetown University, Series A, Refunding, (MBIA Insured), ETM, 6.000% due 04/01/2008	1,000,000
1,925,000	Hospital For Sick Children, (SunTrust Bank, LOC), 2.090% due 01/01/2035 (c)	1,925,000

		2,925,000

Florida — 4.5%
1,500,000	Florida State Turnpike Authority, Turnpike Revenue, Department of Transportation, Series A, Refunding, (FSA Insured), 5.250% due 07/01/2008	1,505,537
1,700,000	Highlands County Health Facilities Authority, Adventist Health Systems, Series B, Refunding, (SunTrust Bank, LOC), 2.170% due 11/15/2009 (c)	1,700,000

2

3,000,000	Orange County, Florida, Industrial Development Authority Revenue, Catholic Charities, (Suntrust Bank, LOC), 1.250% due 07/01/2037 (c)	$3,000,000
3,200,000	Palm Beach County, Florida, Revenue, Raymond F Kravis Center Project, (Northern Trust, LOC), 2.150% due 07/01/2032 (c)	3,200,000
1,075,000	Palm Beach County, Florida, Series A, GO, 6.000% due 08/01/2008	1,087,023

		10,492,560

Georgia — 3.3%
1,775,000	Cobb County, Georgia, Development Authority Revenue, North Cobb Christian School, Series A, (Branch Banking & Trust, LOC), 2.280% due 03/01/2022 (c)	1,775,000
	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue:
1,250,000	Series B, (MBIA Insured), 5.100% due 07/01/2020, Pre-refunded 07/01/2008	1,272,052
3,500,000	Series B, (Bayerische Landesbank LOC), 1.850% due 07/01/2025 (c)	3,500,000
1,170,000	Rockdale County, Georgia, Sales Tax, GO, 4.000% due 04/01/2008	1,170,000

		7,717,052

Hawaii — 0.4%
1,000,000	State of Hawaii, Series CS, GO, Refunding, 5.000% due 04/01/2008	1,000,000

Idaho — 0.9%
2,000,000	Idaho Housing & Finance Association, Nonprofit Facilities Revenue, The Community School, Inc. Project, (Bank of New York, LOC), 2.210% due 08/01/2035 (c)	2,000,000

Illinois — 7.6%
1,655,000	Chicago, Illinois, Park District, Series B, GO, Refunding, 4.000% due 01/01/2009	1,674,461
	City of Chicago, IL:
1,000,000	Series A, GO, Refunding, 5.000% due 01/01/2009	1,014,910
1,045,000	Series A, GO, Refunding, ETM, 5.500% due 01/01/2009	1,072,114
3,500,000	Water Revenue (Bank One N.A., LOC), 2.000% due 11/01/2030 (c)	3,500,000
3,500,000	Illinois Development Finance Authority Revenue, Adjusted World Communications, Inc., (LaSalle Bank, N.A., LOC), 2.050% due 08/01/2015 (c)	3,500,000

3

3,000,000	Illinois Finance Authority Revenue, Latin School of Chicago Project, Series B, (JP Morgan Chase Bank, LOC), 2.200% due 08/01/2035 (c)	$3,000,000
2,510,000	Illinois State Toll Highway Authority, Toll Highway Priority Revenue, Series B, Refunding, (MBIA Insured), (Societe Generale, LOC), 2.150% due 01/01/2010 (c)	2,510,000
1,200,000	McCook, Illinois, St. Andrew Society, Series B, (Northern Trust Company, LOC), 2.120% due 12/01/2021 (c)	1,200,000

		17,471,485

Indiana — 1.5%
3,400,000	Indiana Municipal Power Agency, Power Supply System Revenue, Refunding, Series A, (Dexia Credit Local, LOC), 2.080% due 01/01/2018 (c)	3,400,000

Kansas — 1.1%
1,050,000	Douglas County, Kansas Unified School District No. 497, Series A, GO, Refunding, (MBIA Insured), 4.000% due 09/01/2008	1,059,791
1,415,000	Miami County, Kansas Unified School District No. 416, GO, (MBIA Insured), 4.400% due 09/01/2014, Pre-refunded 09/01/2008	1,427,474

		2,487,265

Kentucky — 0.9%
2,000,000	Franklin County, Kentucky Economic Development Revenue, Frankfort YMCA Project, (Fifth Third Bank, LOC), 2.220% due 07/01/2026 (c)	2,000,000

Maryland — 1.5%
3,450,000	Maryland State Economic Development Corporation Revenue, Refunding, Constellation Energy A (Wachovia Bank N.A., LOC), 1.900% due 04/01/2024 (c)	3,450,000

Massachusetts — 3.5%
	Massachusetts State Development Finance Agency:
3,125,000	Bartlett School, (TD Banknorth N.A., LOC), 2.220% due 03/01/2036 (c)	3,125,000
3,000,000	Charles River School, (Citizens Bank of MA, LOC), 2.240% due 05/01/2037 (c)	3,000,000
2,000,000	State of Massachusetts, Series C, GO, 5.250% due 12/01/2008	2,053,680

		8,178,680

4

Michigan — 3.4%
1,000,000	Hudsonville, Michigan Public Schools, Refunding, (FGIC Insured), 5.150% due 05/01/2027, Pre-refunded 05/01/2008	$1,001,219
3,505,000	Lenawee County, Michigan, Economic Development Corporation Revenue, Refunding, Siena Heights University Project, (Fifth Third Bank, LOC), 2.230% due 11/01/2024 (c)	3,505,000
1,000,000	Port Huron, Michigan, Series A, (MBIA Insured), 5.250% due 10/01/2019, Pre-refunded 10/01/2008	1,018,448
2,235,000	Tecumseh, Michigan Public Schools, GO, 4.875% due 05/01/2017, Pre-refunded 05/01/2008	2,238,525

		7,763,192

Minnesota — 2.4%
3,085,000	Hennepin County, Minnesota, Series A, GO, 2.100% due 12/01/2025 (c)	3,085,000
1,000,000	State of Minnesota, GO, 5.000% due 06/01/2010, Pre-refunded 06/01/2008	1,004,478
1,500,000	State of Minnesota, GO, Refunding, 5.000% due 08/01/2008	1,516,167

		5,605,645

Mississippi — 1.0%
2,335,000	Jackson, Mississippi, GO, 5.250% due 10/01/2015, Pre-refunded 10/01/2008	2,364,363

Missouri — 1.4%
3,345,000	Missouri State Highways & Transit Commission, Multi-Modal Third Lien State Road, Series B, (State Street Bank & Trust Co., LOC), 2.000% due 05/01/2015 (c)	3,345,000

Nevada — 0.4%
1,000,000	State of Nevada, Series A, GO, Refunding, 5.000% due 02/01/2009	1,029,770

5

New Jersey — 2.7%
2,800,000	Essex County New Jersey Improvement Authority Revenue, Aces-Pooled Governmental Loan Program, (First Union National Bank, LOC), 2.100% due 07/01/2026 (c)	$2,800,000
2,510,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series A, (FSA Insured), 5.000% due 06/15/2015, Pre-refunded 06/15/2008	2,518,369
1,000,000	State of New Jersey, GO, Refunding, Series E, 6.000% due 07/15/2008	1,007,489

		6,325,858

New Mexico — 0.5%
1,240,000	New Mexico Finance Authority, State Transportation Revenue, Series B, Refunding, 4.000% due 12/15/2008	1,253,785

New York — 4.8%
3,480,000	City of New York, NY, Sub-Series H-3, GO (Bank of New York, LOC), 1.800% due 03/01/2034 (c)	3,480,000
3,000,000	New York City, NY, Transitional Finance Authority Revenue, Sub Series 2-D, 1.750% due 11/01/2022 (c)	3,000,000
	New York State Housing Finance Agency Service Contract Revenue:
1,700,000	Series B, Refunding, (BNP Paribas, LOC), 1.920% due 03/15/2026 (c)	1,700,000
3,000,000	Series G, Refunding, (Westdeutsche Landesbank, LOC), 2.100% due 03/15/2028 (c)	3,000,000

		11,180,000

North Carolina — 2.5%
3,000,000	City of Winston-Salem, North Carolina, Water & Sewer Revenue, Refunding, Series C, (Dexia Credit Local, SPA), 2.100% due 06/01/2028 (c)	3,000,000
1,240,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue, Rutherford Hospital, Inc. Project (Branch Banking & Trust, LOC), 2.280% due 09/01/2021 (c)	1,240,000
1,540,000	North Carolina Medical Care, Community Hospital Revenue, J. Arthur Dosher Memorial Hospital, (Branch Banking & Trust, LOC), 2.280% due 05/01/2018 (c)	1,540,000

		5,780,000

6

Ohio — 1.1%
1,450,000	Akron, Bath & Copley, Ohio, Joint Township Hospital District Revenue, Hospital Facilities, Summa Health Systems, Series B, (Bank One, N.A., LOC), 2.270% due 11/01/2034 (c)	$1,450,000
1,000,000	State of Ohio, National Resources-Series J, GO, 3.000% due 10/01/2008	1,004,176

		2,454,176

Oregon — 1.4%
3,215,000	Oregon State Health Housing Educational & Cultural Facilities Authority, Assumption Village Project, Series A, (Keybank, N.A., LOC), 2.240% due 03/01/2033 (c)	3,215,000

Pennsylvania — 8.9%
3,000,000	Beaver County Industrial Development Authority Pollution Control Revenue, Refunding, FirstEnergy A (Barclays Bank PLC, LOC), 2.050% due 01/01/2035 (c)	3,000,000
3,000,000	Chester County, Pennsylvania, Industrial Development Authority, Archdiocese of Philadelphia, (Wachovia Bank, N.A., LOC), 1.700% due 07/01/2031 (c)	3,000,000
3,500,000	Delaware Valley, Pennsylvania, Regional Financial Authority Local Government Revenue, Series A, (Bayerische Landesbank, LOC), 1.950% due 12/01/2019 (c)	3,500,000
2,000,000	Luzerne County Industrial Development Authority Lease Revenue, (PNC Bank N.A., LOC), 2.140% due 11/01/2026 (c)	2,000,000
3,250,000	Scranton — Lackwanna Pennsylvania Health and Welfare Authority Revenue, Hospital Community Medical Center Project (PNC Bank N.A., LOC), 2.140% due 07/01/2032 (c)	3,250,000
3,000,000	Westmoreland County Industrial Development Authority, Greensburg Thermal Project, Series A, Refunding, (PNC Bank N.A., LOC), 2.140% due 12/01/2024 (c)	3,000,000
2,845,000	Wilkinsburg, Pennsylvania, Municipal Authority Revenue, Monroeville Christian/Judea Foundation Project, Refunding, (Citizens Bank NA, LOC), 2.170% due 03/01/2027 (c)	2,845,000

		20,595,000

South Carolina — 0.7%
1,685,000	Richland County, South Carolina, School District No 1, Series B, GO, 4.000% due 03/01/2009	1,714,724

7

South Dakota — 0.9%
2,140,000	South Dakota Health & Educational Facilities Authority, University of Sioux Falls (Wells Fargo Bank N.A., LOC), 2.210% due 10/01/2016 (c)	$2,140,000

Tennessee — 0.9%
2,000,000	Williamson County, Tennessee, Industrial Development Board Revenue, Educational Facilities, Currey Ingram Academy, (Suntrust Bank, LOC), 3.500% due 04/01/2023 (c)	2,000,000

Texas — 2.2%
2,000,000	State of Texas, GO, 4.500% due 08/28/2008	2,006,441
3,000,000	Texas Small Business Industrial Development Corporation, Industrial Development Revenue, Texas Public Facilities Capital Access, (Bank of America N.A., LOC), 2.130% due 07/01/2026 (c)	3,000,000

		5,006,441

Utah — 0.8%
1,800,000	Duchesne School District, Utah, Building Authority Lease Revenue, (U.S. Bank, N.A., LOC), 2.260% due 06/01/2021 (c)	1,800,000

Vermont — 1.7%
3,985,000	Vermont Educational & Health Buildings Financial Agency Revenue, North Country Hospital Project A (TD Banknorth N.A., LOC), 1.200% due 10/01/2034 (c)	3,985,000

Virginia — 0.9%
1,000,000	Fairfax County, Virginia, Public Improvement, Series A, 5.000% due 06/01/2009, Pre-refunded 06/01/2008	1,022,020
1,000,000	Portsmouth, Virginia, Refunding and Public Improvement, Series A, GO, (FGIC Insured), 5.500% due 06/01/2017, Pre-refunded 06/01/2008	1,002,973

		2,024,993

Washington — 3.3%
2,000,000	King County, Washington, School District No. 403 Renton, GO, Refunding, (FGIC-TCR Insured), 5.250% due 12/01/2014, Pre-refunded 06/01/2008	2,004,851
1,000,000	King County, Washington, School District No. 415 Kent, GO, Prerefunding, (FGIC Insured), 5.250% due 12/01/2013, Pre-refunded 12/01/2008	1,014,654

8

	Washington State Housing Finance Commission Non Profit Revenue:
1,665,000	Evergreen School Project (Wells Fargo Bank, N.A., LOC), 2.210% due 07/01/2028 (c)	$1,665,000
2,945,000	YMCA Tacoma Pierce County Project 8.1, (U.S. Bank N.A., LOC), 2.080% due 12/01/2032 (c)	2,945,000

		7,629,505

West Virginia — 1.0%
2,360,000	West Virginia State Hospital Finance Authority Revenue, Pallottine Health Services, Inc. Project, Refunding, Series A-1, (Fifth Third Bank, LOC), 2.230% due 10/01/2033 (c)	2,360,000

Wisconsin — 1.9%
1,000,000	City of Milwaukee, Wisconsin, Series P, GO, 5.000% due 12/15/2008	1,014,156
1,000,000	Holmen, Wisconsin School District Revenue, 3.000% due 02/01/2009	1,009,756
2,455,000	Wisconsin Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, Inc., (Wells Fargo Bank N.A., LOC), 2.210% due 11/01/2025 (c)	2,455,000

		4,478,912

Wyoming — 1.5%
3,400,000	Sweetwater County, Wyoming, Pollution Control Revenue Refunding, Pacificorp Project, Series A, (Barclays Bank PLC, LOC), 2.100% due 07/01/2015 (c)	3,400,000

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $194,993,959)		194,993,959

Shares
INVESTMENT COMPANY SECURITIES — 7.4%
9,972,385	CitiFunds Institutional Tax Free Reserves	9,972,385
7,079,537	Dreyfus Tax Exempt Cash Management Fund	7,079,537

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $17,051,922)		17,051,922

TOTAL INVESTMENTS
(Cost $221,545,881) (d)	95.8%	$221,545,881

(a)	All percentages are based on net assets of the Fund as of March 31, 2008.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. The value of securities of open-ended funds held in the Fund, if any, is calculated using the net asset value of such underlying funds. Regular review and monitoring of the valuation of

9

securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2008.

(d)	At March 31, 2008, aggregate cost for financial reporting purposes was $221,545,881.

(e)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

ABBREVIATIONS:
ETM	— Escrowed to Maturity
FGIC	— Federal Guaranty Insurance Corporation
FSA	— Financial Security Assurance
GO	— General Obligation Bonds
LOC	— Instruments supported by bank letter of credit
MBIA	— Municipal Bond Investors Assurance
SPA	— Stand-by Purchase Agreement
TCR	— Transferable Custodial Receipts

At March 31, 2008, the sector diversification of the Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Variable Rate Demand Notes	65.7%	$151,895,000
Pre-Refunded/ETM	9.1	20,977,093
General Obligation	5.9	13,603,626
Insured	3.2	7,508,484
Revenue	0.4	1,009,756

TOTAL MUNICIPAL BONDS AND NOTES	84.3	194,993,959
INVESTMENT COMPANY SECURITIES	7.4	17,051,922
TAX-EXEMPT COMMERCIAL PAPER	4.1	9,500,000

TOTAL INVESTMENTS	95.8%	$221,545,881

10

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, March 31, 2008 (Unaudited) (a)

Principal
Amount		Value(b),(e)

MUNICIPAL BONDS AND NOTES — 95.7%
Alabama — 3.0%
$2,000,000	Jefferson County, Alabama, Sewer Revenue, (FGIC Insured), 5.125% due 02/01/2042, Pre-refunded 08/01/2012	$2,163,600

Arizona — 8.8%
300,000	Arizona School Facilities Board Certificates, Series B, (FSA Insured), 5.250% due 09/01/2018, Pre-refunded 09/01/2014	337,047
1,115,000	Gilbert, Arizona, (FGIC Insured), 5.750% due 07/01/2012	1,233,012
1,650,000	Maricopa County, Arizona, School District 69, (MBIA Insured), 5.000% due 07/01/2012	1,782,577
1,000,000	Mesa, Arizona, Utility System Revenue, (FGIC Insured), 5.000% due 07/01/2019, Pre-refunded 07/01/2011	1,075,790
1,800,000	Phoenix, Arizona, Civic Import Corp., (FGIC Insured), 5.000% due 07/01/2012	1,937,178

		6,365,604

California — 8.9%
2,000,000	Golden State Tobacco Securitization Corporation, Series B, (FGIC-TCR Insured), 5.625% due 06/01/2038, Pre-refunded 06/01/2013	2,209,920
2,500,000	San Joaquin Hills, California, Transportation Corridor Agency Toll Road Revenue, ETM, 3.250% due 01/01/2014 (c)	2,047,075
2,000,000	San Jose, California, Evergreen Community College District, Series D, GO, (MBIA Insured), 5.000% due 09/01/2024, Pre-refunded 09/01/2013	2,209,940

		6,466,935

1

Florida — 5.9%
	Dade County, Florida, Special Obligation:
3,600,000	Capital Appreciation Bond, Series B, Refunding, (AMBAC Insured), 2.995% due 10/01/2025, Pre-refunded 10/01/2008 (c)	1,259,424
3,000,000	Capital Appreciation Bond, Series B, Refunding, (AMBAC Insured), 3.546% due 10/01/2015, Pre-refunded 10/01/2008 (c)	2,000,340
1,000,000	Fort Lauderdale, Florida, Water & Sewer Revenue, (MBIA Insured), 4.000% due 03/01/2013	1,029,640

		4,289,404

Georgia — 4.8%
1,000,000	Fulton County, Georgia, School District, GO, 5.250% due 01/01/2013	1,097,840
	Georgia State, GO:
1,090,000	Series B, 5.500% due 07/01/2012	1,206,499
1,045,000	Series C, 6.250% due 08/01/2013	1,212,137

		3,516,476

Hawaii — 4.9%
1,875,000	Hawaii State, Series DB, GO, (MBIA Insured), 5.250% due 09/01/2013	2,068,462
	Kauai County, Hawaii, Series A, GO, (MBIA Insured):
180,000	4.375% due 08/01/2010, ETM	188,455
1,215,000	4.375% due 08/01/2010	1,268,411

		3,525,328

Illinois — 1.5%
500,000	Metropolitan Pier & Exposition Authority, Illinois, McCormick Place Expansion Project, (FGIC Insured), 5.500% due 12/15/2024	513,855
500,000	Regional Transport Authority, Illinois, (FGIC Insured), 6.000% due 06/01/2015	574,110

		1,087,965

Kentucky — 2.9%
2,000,000	Kentucky State Property & Buildings Commission Revenue, Project No. 64, (MBIA Insured), 5.750% due 05/01/2014, Pre-refunded 11/01/2009	2,116,520

2

Maryland — 3.0%
1,000,000	Baltimore, Maryland, Revenue, (FGIC Insured), 5.800% due 07/01/2015, Pre-refunded 07/01/2012	1,119,650
1,000,000	Montgomery County, Maryland, GO, Refunding, 5.250% due 10/01/2010	1,071,870

		2,191,520

Massachusetts — 3.6%
1,400,000	Massachusetts State, Consolidated Loan of 2002, Series C, GO, 5.500% due 11/01/2020, Pre-refunded 11/01/2012	1,546,104
1,000,000	Worcester, Massachusetts, GO, (FGIC Insured), 5.250% due 08/15/2020, Pre-refunded 08/15/2010	1,077,260

		2,623,364

Michigan — 4.6%
840,000	Caledonia, Michigan, Community Schools, GO, (Q-SBLF Insured), 5.750% due 05/01/2014, Pre-refunded 05/01/2010	897,742
425,000	Jenison, Michigan, Public Schools, (FGIC Insured), 5.250% due 05/01/2015	469,017
400,000	Michigan State Hospital Finance Authority Revenue, Saint John Hospital & Medical Center, Series A, (AMBAC Insured), ETM, 6.000% due 05/15/2010	429,188
1,000,000	Michigan State Housing Development Rental Revenue, Series C, AMT, (MBIA Insured), 5.050% due 10/01/2015	974,230
500,000	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF Insured), 5.750% due 05/01/2014, Pre-refunded 05/01/2010	534,370

		3,304,547

Minnesota — 3.1%
2,175,000	Metropolitan Council, Minnesota, Minneapolis-St. Paul Metropolitan Area Transit, Series B, GO, 4.100% due 02/01/2011	2,235,552

Nebraska — 1.5%
1,000,000	Omaha, Nebraska, GO, 4.500% due 12/01/2010	1,055,120

3

Nevada — 5.3%
1,500,000	Clark County, Nevada, Series A, GO, (AMBAC Insured), 5.000% due 12/01/2014	1,642,845
2,000,000	Las Vegas Valley, Nevada, Water District, Series A, Refunding, (FGIC Insured), 5.000% due 06/01/2015	2,177,900

		3,820,745

New Jersey — 1.5%
1,000,000	New Jersey State, GO, 5.750% due 05/01/2012	1,108,430

New York — 3.0%
2,000,000	City of New York, NY, Series D, (FGIC-TCR Insured), 5.000% due 08/01/2015	2,152,140

North Carolina — 0.9%
650,000	Cary, North Carolina, GO, 5.000% due 03/01/2019	684,041

Ohio — 8.0%
	Columbus, Ohio:
1,000,000	Series A, GO, 5.000% due 07/01/2013	1,095,830
300,000	Series B, GO, Refunding, 5.000% due 06/15/2016	328,206
1,290,000	Loveland, Ohio, City School District, Refunding School Improvement, (FSA Insured), 5.000% due 12/01/2015	1,421,012
1,725,000	Ohio State, Water Development Authority, Water Pollution Control, Series 2003, Refunding, 5.000% due 12/01/2012	1,884,166
1,000,000	Olentangy Local School District, Ohio, (FSA Insured), 5.625% due 12/01/2027, Pre-refunded 12/01/2010	1,084,780

		5,813,994

Rhode Island — 1.5%
1,000,000	Rhode Island State and Providence Plantations, Series A, (MBIA Insured), 5.000% due 02/01/2014	1,089,410

South Carolina — 1.5%
1,000,000	South Carolina State, State Institution, Series A, GO, 5.400% due 03/01/2019, Pre-refunded 03/01/2010	1,068,360

4

Tennessee — 0.7%
475,000	Johnson City, Tennessee, Water & Sewer, GO, Refunding, (FGIC Insured), 4.750% due 06/01/2013	508,583

Texas — 9.0%
500,000	Galena Park, Texas, Independent School District, GO, (PSFG Insured), 6.625% due 08/15/2015, Pre-refunded 08/15/2010	549,640
2,000,000	Lancaster, Texas, Independent School District, GO, (FSA Insured), 5.750% due 02/15/2034, Pre-refunded 02/15/2014	2,275,320
1,000,000	Richardson, Texas, Independent School District, GO, (PSFG Insured), 3.800% due 02/15/2012	1,031,560
5,000	San Antonio, Texas, Electric & Gas Revenue, Series A, ETM, 5.000% due 02/01/2012	5,379
500,000	Texas State, Water Financial Assistance, Series C, GO, Refunding, 5.000% due 08/01/2018	501,920
2,000,000	Waco, Texas, GO, (MBIA Insured), 5.000% due 02/01/2014	2,178,820

		6,542,639

Washington — 1.5%
1,000,000	Benton County, Washington, School District, GO, (FSA Insured), 5.000% due 12/01/2012	1,089,540

West Virginia — 3.9%
3,000,000	West Virginia State, (FGIC Insured), 2.995% due 11/01/2009 (c)	2,866,770

Wisconsin — 2.4%
1,400,000	Blackhawk, Wisconsin, Technical College District, (AMBAC Insured), 4.000% due 04/01/2012	1,449,658
250,000	Wisconsin State, Series 1, GO, Refunding, (MBIA Insured) 5.500% due 05/01/2015	281,935

		1,731,593

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $67,368,325)		69,418,180

5

Shares

INVESTMENT COMPANY SECURITY — 3.4%
(Cost $2,431,415)
2,431,415	CitiFunds Institutional Tax Free Reserves	2,431,415

TOTAL INVESTMENTS
(Cost $69,799,740) (d)	99.1%	$71,849,595

(a)	All percentages are based on net assets of the Fund as of March 31, 2008.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

(d)	At March 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $2,200,726, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $150,871 and net appreciation for financial reporting purposes was $2,049,855. At March 31, 2008, aggregate cost for financial reporting purposes was $69,799,740.

(e)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

ABBREVIATIONS:
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ETM	— Escrowed to Maturity
FGIC	— Federal Guaranty Insurance Corporation
FSA	— Financial Security Assurance
GO	— General Obligation Bonds
MBIA	— Municipal Bond Investors Assurance
PSFG	— Permanent School Fund Guaranteed
Q-SBLF	— Qualified School Bond Loan Fund
TCR	— Transferable Custodial Receipts

6

At March 31, 2008, the sector diversification of the Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Insured	39.6%	$28,709,105
Pre-Refunded/ETM	36.1	26,195,904
General Obligations	17.4	12,629,005
Revenue	2.6	1,884,166

TOTAL MUNICIPAL BONDS AND NOTES	95.7	69,418,180
INVESTMENT COMPANY SECURITY	3.4	2,431,415

TOTAL INVESTMENTS	99.1%	$71,849,595

7

Munder Technology Fund

Portfolio of Investments, March 31, 2008 (Unaudited) (a),(b)

Shares		Value(c),(i)

COMMON STOCKS — 99.9%
Consumer Discretionary — 2.4%
Internet & Catalog Retail — 0.5%
5,900	Amazon.com, Inc. †,(e)	420,670

Media — 1.3%
28,500	Focus Media Holding Limited, ADR †,(e)	1,001,775

Specialty Retail — 0.6%
9,300	GameStop Corp., Class A †	480,903

Total Consumer Discretionary		1,903,348

Industrials — 1.0%
Commercial Services & Supplies — 1.0%
142,014	Intermap Technologies Corp. †	772,018

Information Technology — 96.5%
Communications Equipment — 16.0%
33,000	ADTRAN, Inc. (e)	610,500
26,000	Ciena Corporation †,(e)	801,580
133,000	Cisco Systems, Inc. †	3,203,970
43,600	Corning Incorporated	1,048,144
54,200	Foundry Networks, Inc. †,(e)	627,636
31,500	Juniper Networks, Inc. †,(e)	787,500
13,000	Nokia Corporation, ADR	413,790
85,300	QUALCOMM Incorporated	3,497,300
14,200	Research In Motion Limited †	1,593,666

		12,584,086

Computers & Peripherals — 16.1%
25,100	Apple Inc. †	3,601,850
31,500	Dell Inc. †	627,480
105,900	EMC Corporation †,(e)	1,518,606
51,430	Hewlett-Packard Company	2,348,294
20,600	International Business Machines Corporation	2,371,884
78,000	NetApp, Inc. †,(e)	1,563,900
36,500	Sun Microsystems, Inc. †,(e)	566,845

		12,598,859

Electronic Equipment & Instruments — 1.9%
32,000	AVX Corporation (e)	409,920
86,600	Vishay Intertechnology, Inc. †	784,596
74,000	Wireless Ronin Technologies, Inc. †,(e)	296,000

		1,490,516

Information Technology Services — 0.6%
100,000	Unisys Corporation †,(e)	443,000

1

Internet Software & Services — 10.9%
12,200	Akamai Technologies, Inc. †,(e)	343,552
65,000	Chordiant Software, Inc. †	391,950
30,665	CMGI, Inc. †,(e)	406,618
64,000	Digital River, Inc. †,(e)	1,982,080
14,000	eBay Inc. †	417,760
3,550	Google Inc., Class A †	1,563,668
203,870	Move, Inc. †,(e)	627,920
850	Perficient, Inc. †,(e)	6,749
17,500	SINA Corporation †,(e)	616,875
9,000	Sohu.com Inc. †,(e)	406,170
130,000	Tencent Holdings Ltd.	739,144
36,800	Yahoo! Inc. †	1,064,624

		8,567,110

Semiconductors & Semiconductor Equipment — 22.3%
14,000	Analog Devices, Inc.	413,280
21,000	Cree, Inc. †,(e)	587,160
28,000	Cymer, Inc. †,(e)	729,120
130,000	Intel Corporation	2,753,400
10,000	KLA-Tencor Corporation (e)	371,000
139,000	Marvell Technology Group Ltd. †	1,512,320
64,000	Maxim Integrated Products, Inc. (e)	1,304,960
22,100	MEMC Electronic Materials, Inc. †	1,566,890
170,000	Micron Technology, Inc. †,(e)	1,014,900
22,000	National Semiconductor Corporation	403,040
14,000	Novellus Systems, Inc. †,(e)	294,700
44,100	NVIDIA Corporation †	872,739
76,000	O2Micro International Limited, ADR †,(e)	587,480
55,000	Pericom Semiconductor Corporation †,(e)	807,400
27,000	Semtech Corporation †	386,910
136,500	Silicon Motion Technology Corporation, ADR †,(e)	1,927,380
55,000	STMicroelectronics N.V.	586,300
40,800	Taiwan Semiconductor Manufacturing Company Limited, ADR	419,016
14,500	Texas Instruments Incorporated	409,915
65,000	Trident Microsystems, Inc. †,(e)	334,750
8,500	Varian Semiconductor Equipment Associates, Inc. †,(e)	239,275

		17,521,935

Software — 28.7%
42,333	Activision, Inc. †	1,156,114
20,580	Adobe Systems Incorporated †,(e)	732,442
62,000	Amdocs Limited †	1,758,320
24,500	Autodesk, Inc. †,(e)	771,260
47,000	BMC Software, Inc. †,(e)	1,528,440
95,800	Captaris, Inc. †,(e)	423,436
52,000	Check Point Software Technologies Ltd. †	1,164,800
70,500	McAfee, Inc. †	2,332,845

2

88,100	Microsoft Corporation (e)	2,500,278
750	Nintendo Co. Ltd.	386,738
65,000	Novell, Inc. †,(e)	408,850
160,125	Oracle Corporation †	3,132,045
37,100	Quest Software, Inc. †,(e)	484,897
46,500	Red Hat, Inc. †,(e)	855,135
8,500	salesforce.com, inc. †,(e)	491,895
232,200	SourceForge, Inc. †,(e)	462,078
47,000	SuccessFactors, Inc. †,(e)	458,720
54,900	Symantec Corporation †	912,438
95,000	Synopsys, Inc. †	2,157,450
13,500	Ultimate Software Group, Inc. (The) †,(e)	405,810

		22,523,991

Total Information Technology		75,729,497

TOTAL COMMON STOCKS
(Cost $91,787,953)		78,404,863

INVESTMENT COMPANY SECURITY — 0.9%
(Cost $753,183)
753,183	Institutional Money Market Fund (f)	753,183

COLLATERAL FOR SECURITIES ON LOAN(d) — 24.9%
(Cost $19,534,683)
19,534,683	State Street Navigator Securities Trust — Prime Portfolio (g)	19,534,683

TOTAL INVESTMENTS
(Cost $112,075,819)(h)	125.7%	$98,692,729

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of March 31, 2008.

(b)	The Fund primarily invests in equity securities of technology-related companies. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. As of March 31, 2008, more than 25% of the Fund’s assets were invested in issuers in the software industry. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for local shares of the security. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant

3

event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase may be valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(g)	At March 31, 2008, the market value of the securities on loan is $19,825,132.

(h)	At March 31, 2008, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $3,562,404, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $16,945,494 and net depreciation for financial reporting purposes was $13,383,090. At March 31, 2008, aggregate cost for financial reporting purposes was $112,075,819.

(i)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

ABBREVIATION:
ADR	— American Depositary Receipt

4

At March 31, 2008, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	82.2%	$64,518,162
China	3.5	2,764,055
Canada	3.0	2,365,775
Taiwan	3.0	2,346,487
Channel Islands	2.2	1,758,411
Bermuda	1.9	1,512,411
Israel	1.5	1,164,891
Cayman Islands	0.8	587,571
Switzerland	0.8	586,391
Finland	0.5	413,881
Japan	0.5	386,828

TOTAL COMMON STOCKS	99.9	78,404,863
INVESTMENT COMPANY SECURITY	0.9	753,183
COLLATERAL FOR SECURITIES ON LOAN	24.9	19,534,683

TOTAL INVESTMENTS	125.7%	$98,692,729

5

Item 2.     Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-Q, John S. Adams, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Adams and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3.     Exhibits.
The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
MUNDER SERIES TRUST

By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer

Date:	May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer

Date:	May 28, 2008

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	May 28, 2008